As filed with the Securities and Exchange Commission on or about
                               December 12, 2003

                                        Securities Act Registration No. 33-61545
                                Investment Company Act Registration No. 811-7335


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
         Pre-Effective Amendment No.                                    [ ]
                                      --------
         Post-Effective Amendment No.    26                             [X]
                                      --------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
         Amendment No.    27                                            [X]
                       -------
                        (Check appropriate box or boxes)

                          STRONG INCOME FUNDS II, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)

        Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

[ ] immediately  upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
[X] on March 1, 2004 pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                      PROSPECTUS | MARCH 1, 2004











                                                                          Strong
                                                                  Advisor Income
                                                                           Funds

                                                             CLASSES A, B, AND C

                                                                [PICTURE OF MAN]



                                Strong Advisor Bond Fund


                      Strong Advisor Municipal Bond Fund


                 Strong Advisor Short Duration Bond Fund

                    Strong Advisor Strategic Income Fund











AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE STRONG [STRONG LOGO] SECURITIES OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION


   What are the Funds' objectives?..............................................

   What are the Funds' principal investment strategies?.........................

   What are the main risks of investing in the Funds?...........................

   What are the Funds' fees and expenses?.......................................

   Who are the Funds' investment advisor and portfolio managers?................


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


   Legal Proceedings............................................................

   Percentage Restrictions......................................................

   Historical Performance.......................................................

   A Word About Credit Quality..................................................

   Comparing the Funds..........................................................

   Taxable Investments..........................................................

   If You Are Subject to the Alternative Minimum Tax............................

   Financial Highlights.........................................................



YOUR ACCOUNT


   12b-1 Distribution and Service Fees..........................................

   Share Price..................................................................

   What Share Classes We Offer..................................................

   How to Reduce Your Sales Charge..............................................

   Managing Your Account........................................................

   Investment Minimums..........................................................

   Additional Information.......................................................

   Distributions................................................................

   Taxes........................................................................

   Reserved Rights..............................................................

   For More Information.........................................................





IN THIS PROSPECTUS, "WE," "US," OR "OUR" REFERS EITHER TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR FOR THE STRONG ADVISOR FUNDS, OR STRONG INVESTOR SERVICES, INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE - STRONG ADVISOR FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?

The STRONG ADVISOR BOND FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.


The STRONG ADVISOR MUNICIPAL BOND FUND seeks total return by investing for a high level of federal tax-exempt current income.


The STRONG ADVISOR SHORT DURATION BOND FUND seeks total return by investing for a high level of income with a low degree of share-price fluctuation.

The STRONG ADVISOR STRATEGIC INCOME FUND seeks total return by investing for a high level of current income and capital growth.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?


The ADVISOR BOND FUND invests, under normal conditions, at least 80% of its net assets in higher- and medium-quality corporate, mortgage- and asset-backed, U.S. Government (and its agencies and instrumentalities), and foreign government bonds. The Fund's duration will normally vary between three and six years. The Fund may also invest up to 20% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). These high-yield bonds may be either U.S. or foreign securities. The Fund may invest a significant amount in mortgage-backed and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.


((Side Box))
--------------------------------------------------------------------------------
DURATION is a general measure of risk that indicates the sensitivity of a bond portfolio to changes in interest rates. The higher the duration, the greater the potential share-price volatility of a Fund.
--------------------------------------------------------------------------------


The ADVISOR MUNICIPAL BOND FUND invests, under normal conditions, at least 80% of its net assets in municipal bonds. At least 75% of the Fund's net assets will be invested in higher-quality municipal securities (e.g., securities rated AAA to A by S&P) as determined at the time of purchase. Under normal conditions, the Fund expects to invest primarily in municipal bonds whose interest is exempt from the federal alternative minimum tax (AMT). The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity). The Fund typically maintains an average effective maturity of between 5 and 20 years.



The ADVISOR SHORT DURATION BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds from U.S. issuers, and up to 35% of its net assets may be invested in lower-quality, high-yield bonds (commonly referred to as junk bonds). Under normal conditions, the Fund maintains a duration of one year or less. To select securities for the portfolio, the managers focus on bonds with positive or improving credit fundamentals. The Fund may invest a significant amount in mortgage- and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

The ADVISOR STRATEGIC INCOME FUND invests, under normal conditions, at least 65% of its total assets in medium- and lower-quality corporate bonds. To select securities for the portfolio, the manager focuses primarily upon high-yield bonds with positive or improving credit fundamentals. The Fund will typically maintain a dollar-weighted average effective maturity between five and ten years. The Fund may invest up to 20% of its net assets in common stocks and up to 20% of its net assets in debt obligations that are in default. The Fund may also invest in convertible securities and mortgage-backed and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

Although the ADVISOR BOND FUND, ADVISOR SHORT DURATION BOND FUND, and ADVISOR STRATEGIC INCOME FUND invest primarily for income, they also employ techniques designed to realize capital appreciation. For example, the managers may select securities with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons including a manager's view on the direction of future interest-rate movements and the potential for credit improvement.

To select securities for each Fund's portfolio, the manager(s) engage in thorough, security-by-security research as well as rigorous analysis of general economic conditions. Generally, security selection in the Treasury and mortgage- and asset-backed marketplaces is driven by quantitative analysis (focusing on such factors as duration, yield spreads, and the yields at different maturities of suitable investments); and corporate security selection is driven by rigorous research on the finances, industry, and capital structure of corporate issuers.

The managers of each Fund may sell a holding if its value becomes unattractive (for example, when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive returns). Also, the managers may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments, except the ADVISOR MUNICIPAL BOND FUND does not invest in foreign securities) as a temporary defensive position during adverse market, economic, or political conditions if the Funds' managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the Fund may not achieve its investment objective.

((Side Box))
Municipal bonds are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal bonds can be issued to obtain money for public purposes or for privately operated facilities or projects. Some municipal bonds pay interest that is exempt from federal income tax. Examples of municipal securities are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

BOND RISKS: The major risks of the Funds are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

ACTIVE MANAGEMENT RISK: Each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.


ACTIVE TRADING RISK: The ADVISOR BOND FUND'S, the ADVISOR SHORT DURATION BOND FUND'S, and the ADVISOR STRATEGIC INCOME FUND'S use of an active trading approach may increase the Fund's costs and reduce the Fund's performance.

DERIVATIVES RISK: Derivatives include such instruments as futures, options, and swap agreements. When investing in futures, the Fund is exposed to the risk that the security's future value may be higher or lower at the time of sale or purchase, respectively. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures, or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. In entering into swap agreements, the Fund is exposed to risk of counterparty default and adverse changes in the relationship of the swap payments and the value of the underlying index or instrument. Derivatives may be illiquid, and the market for derivatives is largely unregulated. The Fund's use of derivatives may not always be a successful hedge, and using them could lower the Fund's yield.

GOVERNMENT-SPONSORED ENTITIES RISKS: For the ADVISOR BOND FUND, economic, business, or political developments may affect the ability of federal, state, and local government-sponsored entities, obligors, and guarantors to repay principal and to make interest payments. In addition, government-sponsored entity securities (e.g., securities issued by Fannie Mae) may not be backed by the full faith and credit of the sponsoring federal, state, or local government.



HIGH-YIELD BOND RISKS: The ADVISOR SHORT DURATION BOND FUND, the ADVISOR STRATEGIC INCOME FUND and, to a limited extent, the ADVISOR BOND FUND invest a portion of their assets in lower-quality bonds, commonly known as high-yield bonds or junk bonds, that present a significant risk for loss of principal and interest. These bonds offer the potential for higher returns but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit-quality risk). If that happens, the Fund's share price may decrease and its income distributions may be reduced, and the value of the bond may decrease. An economic downturn or period of rising interest rates (interest-rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease their value. The ADVISOR STRATEGIC INCOME FUND also invests in debt obligations that are in default and these obligations possess an increased possibility that the issuer may not be able to make its payments of principal and interest.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer before its scheduled due date. If that happens, the Fund may have to reinvest the prepayments in a less attractive security and this could reduce the Fund's share price and its income distributions. Variations in the principal prepayment speed may be caused by a number of economic and market factors and could directly affect the amount of the interest received on and the yield of these securities. Stripped mortgage- and asset-backed securities, such as interest-only and principal-only securities, receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

MUNICIPAL RISK: For the ADVISOR MUNICIPAL BOND FUND, economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. This could result in fluctuations in the Fund's returns.


NOT INSURED RISK: An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


SECURITIES LENDING RISK: The ADVISOR BOND FUND may lend a significant amount of its portfolio securities in a securities lending program. The securities lending program allows a Fund to lend its portfolio securities, up to 33 1/3% of the Fund's total assets (including any cash collateral received to secure the loan), to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (e.g., the borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (e.g., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

The Funds are appropriate for investors who are comfortable with the risks described here. The ADVISOR BOND FUND, the ADVISOR MUNICIPAL BOND FUND, and the ADVISOR STRATEGIC INCOME FUND are appropriate for investors whose financial goals are four or more years in the future. The ADVISOR SHORT DURATION BOND FUND is appropriate for investors whose financial goals are two or more years in the future. The Funds are not appropriate for investors concerned primarily with principal stability. It is possible to lose money by investing in the Funds.


FUND STRUCTURE
Each of the Funds has adopted a multiple class plan and may offer one or more classes of shares. Only the Class A, B, and C shares are offered in this prospectus. The principal differences among the classes are each class' sales charges, if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses. Class A shares are the ADVISOR BOND FUND'S former Advisor Class shares. Class A shares are subject to a front-end sales charge. Class B and C shares are subject to a contingent deferred sales charge (CDSC) and Class A shares are subject to a CDSC in limited circumstances. Class A, B, and C shares are subject to distribution fees under a Rule 12b-1 plan. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, B, or C shares and may cost you more than other types of sales charges.

FUND PERFORMANCE

The following return information illustrates how the performance of the Funds' Class A, B, and C shares can vary, which is one indication of the risks of investing in the Funds. The information also provides some indication of the risks of investing in the Funds by showing how each Fund's average annual returns compare with returns of a broad measure of market performance and an index of funds with similar investment objectives.


The performance results for the ADVISOR BOND FUND'S Class A shares, which were first offered on November 30, 2000, are based on the historical performance of the Fund's former Institutional Class shares from inception to August 31, 1999, recalculated to reflect the higher expenses associated with the Class A shares, and the historical performance of the Fund's Advisor Class shares from August 31, 1999 to November 30, 2000. The performance results for the Class B and C shares are based on the historical performance of the Fund's Institutional Class shares, recalculated to reflect the different expenses applicable to those classes. The Institutional Class shares are not offered by this prospectus. The returns for the Class A, B, and C shares are substantially similar to those of the Institutional Class shares because each class is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares.

The performance results for the ADVISOR SHORT DURATION BOND FUND'S Class A, B, and C shares, which were first offered on November 30, 2000, are based on the historical performance of the Fund's former retail class shares, currently Class Z shares, from the inception of the Fund up to November 30, 2000, recalculated to reflect the different expenses applicable to those classes. The Class Z shares are not offered by this prospectus. The returns for the Class A, B, and C shares are substantially similar to those of the Class Z shares because each class is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares.


The ADVISOR MUNICIPAL BOND FUND was organized to acquire all of the assets and assume all of the liabilities of the State Street Research Tax-Exempt Fund (SSR
Fund). This acquisition, which involved the issuance of Class A, B, and C shares of the Fund to the Class A, B and B(1), and C shareholders, respectively, of the SSR Fund in exchange for the SSR Fund's assets and liabilities, was effected on March 7, 2003. Accordingly, the Fund is the successor to the SSR Fund. As a result, the ADVISOR MUNICIPAL BOND FUND'S return information prior to the acquisition was derived from the performance of the Class A, B, and C shares of the SSR Fund.

The performance results for the ADVISOR MUNICIPAL BOND FUND'S Class B and C shares, which were first offered on June 7, 1993, are based on the historical performance of the Fund's Class A shares from the inception of the Fund through June 6, 1993, recalculated to reflect the different expenses applicable to those classes. The returns for the Class B and C shares are substantially similar to those of the Class A shares because each class is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares.


The Calendar Year Total Returns depicted for each Fund are for each Fund's Class A shares. Please keep in mind that the past performance of each Fund, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS

------------------------------------------------------------------------------------------------------
               Advisor Municipal        Advisor Short                             Advisor Strategic
    Year              Bond              Duration Bond         Advisor Bond             Income
------------------------------------------------------------------------------------------------------
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    1994            -6.90%
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    1995            16.58%                10.5%                  -                     -
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    1996             2.93%                10.0%                  -                     -
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    1997            10.17%                 6.7%                 17.9%                  -
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    1998             5.79%                 4.1%                  9.9%                  -
 ------------------------------------------------------------------------------------------------------
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    1999            -4.34%                 5.8%                  0.5%                  -
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    2000            10.10%                 6.5%                  8.3%                  -
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    2001             4.65%                 5.1%                  7.1%                  7.0%
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    2002             9.01%                 1.3%                  5.9%                 -6.4%
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------------------------------------------------------------------------------------------------------
    2003
------------------------------------------------------------------------------------------------------


BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

FUND NAME                             BEST QUARTER RETURN                 WORST QUARTER RETURN
------------------------------------- ----------------------------------- -----------------------------------

Advisor Municipal Bond
Advisor Short Duration Bond
Advisor Bond
Advisor Strategic Income

The bar chart does not reflect any initial sales charges , which, for the ADVISOR BOND FUND, the ADVISOR SHORT DURATION BOND FUND, and the ADVISOR STRATEGIC INCOME FUND, were first charged on November 30, 2000. If it did, returns for all of the Funds would be lower than those shown.


AVERAGE ANNUAL TOTAL RETURNS

                                 AS OF 12-31-03


-------------------------------------------------------- ----------- -------------- -------------- ---------------

 FUND/INDEX                                               1- YEAR      5-YEAR       10-YEAR        SINCE FUND

                                                                                                    INCEPTION(1)
-------------------------------------------------------- ----------- -------------- -------------- ---------------
-------------------------------------------------------- ----------- -------------- -------------- ---------------
 ADVISOR BOND
-------------------------------------------------------- ----------- -------------- -------------- ---------------
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 Class A
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         Return Before Taxes

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         Return After Taxes on Distributions

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         Return After Taxes on Distributions and
           Sale of Fund Shares

-------------------------------------------------------- ----------- -------------- -------------- ---------------
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 Class B*

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 Class C*

-------------------------------------------------------- ----------- -------------- -------------- ---------------
-------------------------------------------------------- ----------- -------------- -------------- ---------------

 Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(2)

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-------------------------------------------------------- ----------- -------------- -------------- ---------------

 Lipper Intermediate Investment Grade Debt Funds Index
 (reflects no  deduction for fees, expenses, or

 taxes)(3)
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ADVISOR  MUNICIPAL BOND

-------------------------------------------------------- ----------- -------------- -------------- ---------------
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Class A
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         Return Before Taxes

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         Return After Taxes on Distributions

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         Return After Taxes on Distributions and
          Sale of Fund Shares
-------------------------------------------------------- ----------- -------------- -------------- ---------------
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Class B*
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Class C*
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-------------------------------------------------------- ----------- -------------- -------------- ---------------
Lehman Brothers Municipal Bond Index (reflects no
deduction for fees, expenses, or taxes)(4)
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-------------------------------------------------------- ----------- -------------- -------------- ---------------
Lipper General Municipal Debt Funds Index (reflects no
deduction for fees, expenses, or taxes)(3)
-------------------------------------------------------- ----------- -------------- -------------- ---------------
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ADVISOR SHORT DURATION BOND
-------------------------------------------------------- ------------ ------------- -------------- ----------------
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 Class A
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         Return Before Taxes
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         Return After Taxes on Distributions
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         Return After Taxes on Distributions and
           Sale of Fund Shares

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 Class B*

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 Class C*

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 Citigroup 1-Year Treasury Benchmark-on-the-Run Index
 (reflects no  deduction for fees, expenses, or

 taxes)(5)
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 Lipper Ultra Short Obligations Funds Average
(reflects no  deduction for fees, expenses, or

 taxes)(6)
-------------------------------------------------------- ------------ ------------- -------------- ----------------
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 ADVISOR STRATEGIC INCOME
-------------------------------------------------------- ------------ ------------- -------------- ----------------
-------------------------------------------------------- ------------ ------------- -------------- ----------------
 Class A
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-------------------------------------------------------- ------------ ------------- -------------- ----------------
         Return Before Taxes
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         Return After Taxes on Distributions
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-------------------------------------------------------- ------------ ------------- -------------- ----------------
         Return After Taxes on Distributions and
           Sale of Fund Shares
-------------------------------------------------------- ------------ ------------- -------------- ----------------
-------------------------------------------------------- ------------ ------------- -------------- ----------------
 Class B*
-------------------------------------------------------- ------------ ------------- -------------- ----------------
-------------------------------------------------------- ------------ ------------- -------------- ----------------
 Class C*
-------------------------------------------------------- ------------ ------------- -------------- ----------------
-------------------------------------------------------- ------------ ------------- -------------- ----------------

 Lehman Brothers U.S. High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)(7)

-------------------------------------------------------- ------------ ------------- -------------- ----------------
-------------------------------------------------------- ------------ ------------- -------------- ----------------

 Lipper High Current Yield Funds Index (reflects no deduction for fees, expenses, or taxes)(3)

-------------------------------------------------------- ------------ ------------- -------------- ----------------

*ONLY BEFORE-TAX RETURNS ARE SHOWN FOR THE CLASS B AND CLASS C SHARES OF EACH FUND. AFTER-TAX RETURNS FOR THOSE CLASSES MAY VARY FROM THOSE SHOWN FOR THE CLASS A SHARES OF EACH FUND.


(1)THE ADVISOR BOND FUND COMMENCED OPERATIONS ON DECEMBER 31, 1996, AND FIRST OFFERED CLASS A SHARES (FORMERLY ADVISOR CLASS SHARES) ON AUGUST 31, 1999, AND FIRST OFFERED CLASS B AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR MUNICIPAL BOND FUND IS THE SUCCESSOR TO THE STATE STREET RESEARCH TAX-EXEMPT FUND, WHICH COMMENCED OPERATIONS ON AUGUST 25, 1986, AND FIRST OFFERED CLASS A SHARES ON AUGUST 25, 1986, CLASS B SHARES ON JUNE 7, 1993, AND CLASS C SHARES ON JUNE 7, 1993. CLASS B(1) SHARES, WHICH WERE FIRST OFFERED ON JANUARY 1, 1999, WERE EXCHANGED FOR THE FUND'S CLASS B SHARES ON MARCH 7, 2003. THE ADVISOR SHORT DURATION BOND FUND COMMENCED OPERATIONS ON MARCH 31, 1994, AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR STRATEGIC INCOME FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
(2)THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC-REGISTERED, TAXABLE, AND DOLLAR-DENOMINATED.


(3)THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX ,THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX, AND THE LIPPER HIGH CURRENT YIELD FUNDS INDEX ARE EQUALLY WEIGHTED PERFORMANCE INDICES OF THE LARGEST QUALIFYING FUNDS IN THESE LIPPER CATEGORIES.


(4) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE, TAX-EXEMPT BONDS.

(5)THE CITIGROUP 1-YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX IS THE RETURN OF THE NEWLY ISSUED (ON-THE-RUN) ONE YEAR TREASURIES EACH MONTH (AUCTIONED MONTHLY).


(6)THE LIPPER ULTRA SHORT OBLIGATIONS FUNDS AVERAGE IS THE AVERAGE OF ALL FUNDS IN THE LIPPER ULTRA SHORT OBLIGATION FUNDS CATEGORY. THESE FUNDS INVEST AT LEAST 65% OF ASSETS IN INVESTMENT-GRADE DEBT ISSUES, OR BETTER, AND MAINTAIN A PORTFOLIO DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 91 DAYS AND 365 DAYS.

(7) THE LEHMAN BROTHERS U.S. HIGH-YIELD BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF CORPORATE BONDS RATED BELOW INVESTMENT-GRADE.

(8)[RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.] IF NEEDED

AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTMENTS THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.


Unlike the bar chart, the performance table reflects the impact of the maximum initial sales charge , which, for the ADVISOR BOND FUND, the ADVISOR SHORT DURATION BOND FUND, and the ADVISOR STRATEGIC INCOME FUND, was first charged on November 30, 2000. No sales charge is imposed on reinvested dividends and distributions.


The ADVISOR BOND FUND'S since inception return was significantly enhanced by the use of short-term trading strategies involving new issues and other limited opportunity investments. You should not expect that such favorable returns can be consistently achieved.

For current yield information on the Funds, call 1-800-368-1683.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your Fund investment.

The following Annual Fund Operating Expenses table and Example table are based on actual expenses incurred during each Fund's fiscal period ended October 31, 2003. Please keep in mind that as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Fees are stated as a percentage of the offering price unless otherwise noted.


                                           MAXIMUM SALES CHARGE (LOAD)     MAXIMUM CDSC (AS A PERCENTAGE OF
FUND / SHARE CLASS                            IMPOSED ON PURCHASES               THE PURCHASE PRICE)
ADVISOR BOND
Class A                                              4.50%                              1.00%(1)
Class B                                              None                               5.00%
Class C                                              None                               1.00%(2)
ADVISOR MUNICIPAL BOND
Class A                                              4.50%                              1.00%(1)
Class B                                              None                               5.00%
Class C                                              None                               1.00%(2)
ADVISOR SHORT DURATION BOND
Class A                                              2.25%                              1.00%(1)
Class B                                              None                               5.00%
Class C                                              None                               1.00%(2)
ADVISOR STRATEGIC INCOME
Class A                                              4.50%                              1.00%(1)
Class B                                              None                               5.00%
Class C                                              None                               1.00%(2)

(1) CLASS A PURCHASES THAT ARE NOT SUBJECT TO AN INITIAL SALES CHARGE MAY BE SUBJECT TO A 1% CDSC IF REDEEMED WITHIN 1 YEAR OF PURCHASE.
(2) CLASS C PURCHASES WILL BE SUBJECT TO A 1% CDSC IF REDEEMED WITHIN 1 YEAR OF PURCHASE.


You may not pay the maximum sales charge because waivers and reduced sales charges are available in some cases. Waivers of the CDSC are also available in some cases. See the statement of additional information for details.



ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         MANAGEMENT    12B-1 DISTRIBUTION                           TOTAL ANNUAL
FUND / SHARE CLASS                         FEES(1)      AND SERVICE FEES      OTHER EXPENSES      OPERATING EXPENSES
--------------------------------------- -------------- -------------------- -------------------- ---------------------
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR BOND
Class A                                     0.23%             0.25%                0.57%                1.05%
Class B                                     0.23%             1.00%                0.63%                1.86%
Class C                                     0.23%             1.00%                0.64%                1.87%

--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR MUNICIPAL BOND(2)
Class A                                     0.37%             0.25%                0.59%                1.21%
Class B                                     0.37%             1.00%                0.54%                1.91%(3)
Class C                                     0.37%             1.00%                0.58%                1.95%(4)
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR SHORT DURATION BOND

Class A                                    0.375%             0.25%               0.625%                1.25%(5)
Class B                                    0.375%             1.00%               0.675%                2.05%(3)
Class C                                    0.375%             1.00%               0.665%                2.04%(4)

--------------------------------------- -------------- -------------------- -------------------- ---------------------
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR STRATEGIC INCOME

Class A                                     0.50%             0.25%                0.83%                1.58%(5)
Class B                                     0.50%             1.00%                0.86%                2.36%(5)
Class C                                     0.50%             1.00%                0.88%                2.38%

--------------------------------------- -------------- -------------------- -------------------- ---------------------

(1) THE FUNDS HAVE A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS.


(2) EXPENSES FOR THE ADVISOR MUNICIPAL BOND FUND ARE ANNUALIZED.

 (3) TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT OUR VOLUNTARY WAIVER OF FEES AND/OR EXPENSE ABSORPTIONS FOR THE CLASS B SHARES OF THE ADVISOR MUNICIPAL BOND FUND AND ADVISOR SHORT DURATION BOND FUND. WITH VOLUNTARY WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING EXPENSES AS OF OCTOBER 31, 2003, WERE 1.89% FOR THE ADVISOR MUNICIPAL BOND FUND AND 2.00% FOR THE ADVISOR SHORT DURATION BOND FUND. WE CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(4) TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT OUR VOLUNTARY WAIVER OF FEES AND/OR EXPENSE ABSORPTIONS FOR THE CLASS C SHARES OF THE ADVISOR MUNICIPAL BOND FUND AND ADVISOR SHORT DURATION BOND FUND. WITH VOLUNTARY WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING EXPENSES AS OF OCTOBER 31, 2003, WERE 1.93% FOR THE ADVISOR MUNICIPAL BOND FUND AND 2.00% FOR THE ADVISOR SHORT DURATION BOND FUND. WE CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(5) TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT OUR VOLUNTARY WAIVER OF FEES AND/OR EXPENSE ABSORPTIONS FOR THE CLASS A SHARES OF THE ADVISOR SHORT DURATION BOND FUND AND ADVISOR STRATEGIC INCOME FUND. WITH VOLUNTARY WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING EXPENSES AS OF OCTOBER 31, 2003, WERE 1.13% FOR THE ADVISOR SHORT DURATION BOND FUND AND 1.13% FOR THE ADVISOR STRATEGIC INCOME FUND. WE CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in each Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in the example. The example assumes that you invest $10,000 in the Fund , reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND / SHARE CLASS                                                1 YEAR        3 YEARS       5 YEARS      10 YEARS
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR BOND

Class A                                                            $552          $769          $1,003       $1,675
Class B (if you redeem your shares)                                $689          $985          $1,206       $2,180
Class B (if you do NOT redeem your shares)                         $189          $585          $1,006       $2,180
Class C (if you redeem your shares)                                $290          $588          $1,011       $2,190
Class C (if you do NOT redeem your shares)                         $190          $588          $1,011       $2,190

-------------------------------------------------------------- ------------- -------------- ------------- ------------

ADVISOR  MUNICIPAL BOND
Class A                                                            $568          $817          $1,085       $1,850
Class B (if you redeem your shares)                                $694         $1,000         $1,232       $2,233
Class B (if you do NOT redeem your shares)                         $194          $600          $1,032       $2,233
Class C (if you redeem your shares)                                $298          $612          $1,052       $2,275
Class C (if you do NOT redeem your shares)                         $198          $612          $1,052       $2,275

-------------------------------------------------------------- ------------- -------------- ------------- ------------

ADVISOR  SHORT DURATION BOND
Class A                                                            $349          $613           $896        $1,702
Class B (if you redeem your shares)                                $708         $1,043         $1,303       $2,379
Class B (if you do NOT redeem your shares)                         $208          $643          $1,103       $2,379
Class C (if you redeem your shares)                                $307          $640          $1,098       $2,369
Class C (if you do NOT redeem your shares)                         $207          $640          $1,098       $2,369

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR STRATEGIC INCOME

Class A                                                            $603          $926          $1,272       $2,244
Class B (if you redeem your shares)                                $739         $1,136         $1,460       $2,696
Class B (if you do NOT redeem your shares)                         $239          $736          $1,260       $2,696
Class C (if you redeem your shares)                                $341          $742          $1,270       $2,716
Class C (if you do NOT redeem your shares)                         $241          $742          $1,270       $2,716

-------------------------------------------------------------- ------------- -------------- ------------- ------------

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?


Strong Capital Management, Inc. (Strong) is the investment advisor for the Funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $__ billion as of December 31, 2003. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's mailing address is P.O. Box 2936, Milwaukee, WI 53201.


As compensation for its advisory services, each Fund pays Strong a management fee at the annual rate specified below of the average daily net asset value of that Fund.


                                       FOR ASSETS UNDER             FOR THE NEXT                 FOR ASSETS
FUND                                      $4 BILLION              $2 BILLION ASSETS         $6 BILLION AND ABOVE
---------------------------------- -------------------------- -------------------------- ---------------------------
Advisor Bond                                  0.23%                      0.205%                    0.180%
Advisor Municipal Bond                        0.37%                      0.345%                    0.32%
Advisor Short Duration Bond                   0.375%                     0.350%                    0.325%
Advisor Strategic Income                      0.50%                      0.475%                    0.450%


The following individuals are the Funds' Portfolio Managers.


ASHOK K. BHATIA co-manages the ADVISOR BOND FUND. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and has earned the right to use the Chartered Financial Analyst(R) designation. He has co-managed the ADVISOR BOND FUND since July 2002. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a fixed income investments group associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.



DUANE A. MCALLISTER manages the ADVISOR MUNICIPAL BOND FUND. Mr. McAllister joined Strong as a Portfolio Manager in May 2002 and has earned the right to use the Chartered Financial Analyst designation. He has managed the Fund since its inception in March 2003. From November 1995 to April 2002, Mr. McAllister was a Portfolio Manager at AAL Capital Management Corporation. From May 1994 to October 1995, he was a Portfolio Manager for Duff & Phelps Investment Management Company. Mr. McAllister received his bachelor's degree in finance from Northern Illinois University in 1989.


THOMAS M. PRICE co-manages the ADVISOR BOND FUND and the ADVISOR SHORT DURATION BOND FUND. He has co-managed the ADVISOR BOND FUND and the ADVISOR SHORT DURATION BOND FUND since July 2002 and has earned the right to use the Chartered Financial Analyst designation. He joined Strong in April 1996 as a research analyst and became a fixed income Portfolio Co-Manager in May 1998. From July 1992 to April 1996, he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991, he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree of business administration in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.

THOMAS A. SONTAG co-manages the ADVISOR SHORT DURATION BOND FUND. He joined Strong in November 1998 and has co-managed the ADVISOR SHORT DURATION BOND FUND since July 2002. From 1986 to November 1998, Mr. Sontag worked at Bear Stearns & Co., most recently acting as a managing director of the fixed income department. From September 1982 until December 1985, Mr. Sontag was employed in the fixed income department at Goldman Sachs & Co. Mr. Sontag received his bachelor's degree in economics and finance from the University of Wisconsin in 1981 and his master's of business administration in finance from the University of Wisconsin in 1982.

EDWARD J. WOJCIECHOWSKI manages the ADVISOR STRATEGIC INCOME FUND. Mr. Wojciechowski joined Strong in June 1993 and has co-managed or managed the ADVISOR STRATEGIC INCOME FUND since March 2002. From September 1997 to March 2002, Mr. Wojciechowski was a fixed income research analyst and from March 1996 to September 1997, he was an equity research analyst. From February 1995 to March 1996, he was a research assistant and from June 1993 to February 1995, he was a trading assistant. He received his bachelor's degree in finance and economics from Marquette University in 1995.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


LEGAL PROCEEDINGS

The United States Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), and the Wisconsin Department of Financial Institutions ("WDFI") are investigating active trading of the Strong Funds by employees of Strong Capital Management, Inc. ("Strong"), including Richard S. Strong, former Chairman of Strong. The Independent Directors of the Strong Funds are also investigating these matters, with the assistance of counsel and an independent consulting firm. The Independent Directors intend to obtain appropriate redress if they determine that the Strong Funds were harmed. Effective November 2, 2003, the Independent Directors accepted Mr. Strong's resignation as Chairman of the Strong Funds' Boards. Effective December 2, 2003, Mr. Strong resigned as Director of the Funds' Boards, as Chairman, Chief Investment Officer, and Director of Strong, and as Chairman and Director of Strong Financial Corporation, and its affiliates.

Strong is aware of a complaint filed and simultaneously settled on September 3, 2003 (the "Complaint"), by NYAG on behalf of the State of New York, against Canary Capital Partners, LLC, et al. (collectively, "Canary"), which alleges that Canary engaged in certain improper trading practices characterized as "late-day trading" and "market timing" with various mutual funds. Strong and certain Strong Funds are referenced, although not named as parties in the Complaint, with respect to the market timing allegations. On September 5, 2003, the SEC began an inquiry based on matters related to, and set forth in, the Complaint. On September 24, 2003, the WDFI asked that certain information and documents be provided related to the matters referenced in the Complaint. Strong is currently cooperating fully with the NYAG, the SEC, and the WDFI, with respect to their separate inquiries into these matters. On September 26, 2003, Strong announced its commitment to make appropriate reimbursement if it is determined that the transactions set forth in the Complaint adversely affected investors in the Strong Funds referenced in the Complaint. On October 30, 2003, Mr. Strong announced that he has committed to personally compensate the Strong Funds for any financial losses they may have experienced as a result of his transactions.

As of the date of this prospectus, Strong is aware of multiple shareholder class and derivative actions ("Actions") filed since September 4, 2003, with respect to the factual matters referenced in the Complaint naming, among others, Strong, Strong Funds, Strong Investments Inc., Strong affiliates, and certain of their officers and directors as defendants. These Actions have been filed in the following federal and state courts: U.S. District Court for the Southern District of New York; U.S. District Court, District of New Jersey (Newark); U.S. District Court, Eastern District of Wisconsin, Milwaukee Division; U.S. District Court, Western District of Wisconsin; Superior Court of New Jersey Law Division of Hudson; State of Wisconsin Circuit Court, Milwaukee County; State of Wisconsin Circuit Court Waukesha County; Supreme Court of the State of New York; and Superior Court of the State of California, County of Los Angeles. The Actions do not differ materially in terms of allegations and demands for relief. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and made false and misleading statements in the funds' prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs' attorneys' fees and experts' fees, and/or replacement of the Board of Directors of the Strong Funds. Additional lawsuits may be filed in the same or other venues presenting allegations and demands for relief. Strong expects that any such lawsuits would contain allegations including the matters discussed in this prospectus and that the demands for relief would not materially differ from those described above.


PERCENTAGE RESTRICTIONS


The Funds' prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest (Percentage Restrictions). Percentage Restrictions apply at the time a Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows or redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause a Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.


The ADVISOR BOND FUND, ADVISOR MUNICIPAL BOND FUND, and ADVISOR SHORT DURATION BOND FUND have each adopted a non-fundamental policy to provide 60-days' advance notice to shareholders if it changes its strategy of investing, under normal conditions, at least 80% of its net assets in a particular type of investment, industry, country, or geographic region.



HISTORICAL PERFORMANCE


The following table sets forth the historical performance data of the Class A shares of the AAL Municipal Bond Fund as published in its prospectus dated July 1, 2002. The AAL Municipal Bond Fund was managed solely by Mr. McAllister with full discretionary authority for the selection of investments during the periods indicated. Although the AAL Municipal Bond Fund's objective was to seek "a high level of current income exempt from federal income tax," and the ADVISOR MUNICIPAL BOND FUND'S objective is to seek "total return by investing for a high level of federal tax-exempt current income," both had substantially similar investment strategies, including investing in securities having an opportunity for capital appreciation. The AAL Municipal Bond Fund and the ADVISOR MUNICIPAL BOND FUND also had substantially similar investment policies, expected average effective maturities, target credit qualities, and risks. Please note that the performance shown is based on the expenses and sales charges of the AAL Municipal Bond Fund, which were different than those of the ADVISOR MUNICIPAL BOND FUND. For example, the AAL Municipal Bond Fund carried a lower maximum initial sales charge but a higher management fee. In addition, as of December 31, 2001, the AAL Municipal Bond Fund had assets of $580.3 million, and the Class A shares had assets of $564.4 million. Therefore, because the ADVISOR MUNICIPAL BOND FUND is smaller, it may not be able to achieve the same economies of scale. The data is provided to illustrate the past performance of a substantially similar fund managed by Mr. McAllister as compared to the Lehman Brothers Municipal Bond Index and does not represent the performance of the
ADVISOR MUNICIPAL BOND FUND. The performance is historical and is not necessarily indicative of future performance.


                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12-31-01
                                                    1 - YEAR        5 - YEAR
AAL MUNICIPAL BOND FUND
 Class A shares - Load-Adjusted
    (before taxes)                                   1.37%           4.62%
    (after taxes on distributions)(1)                1.35%           4.41%
    (after taxes on distributions and               2.72%(2)         4.54%
     redemptions)(1)
 Class A shares - Non-Load-Adjusted
     (before taxes)(3)                               5.59%           5.48%
LEHMAN BROTHERS MUNICIPAL BOND INDEX(4)              5.13%           5.98%

(1) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THE FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
(2) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.
(3) ASSUMES THE RETURNS SET FORTH IN THE AAL MUNICIPAL BOND FUND'S PROSPECTUS DATED JULY 1, 2002, LESS A MAXIMUM INITIAL SALES CHARGE OF 4.00%.
(4)THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE, TAX-EXEMPT BONDS.


A WORD ABOUT CREDIT QUALITY


Credit quality measures the issuer's expected ability to pay interest and principal payments on time for a specific type of investment. Credit quality ratings are of two types: long-term and short-term, and each type of credit rating distinguishes between investment-grade and non-investment-grade credit quality. In this prospectus, we may discuss credit quality by referring to "higher quality," "medium quality," "lower quality," and "in default." Investment-grade securities are those securities we describe as higher or medium quality, and non-investment-grade securities (also called high-yield securities or "junk bonds") are those securities we describe as lower quality or in default. The following chart shows the credit quality breakdown and relates each type to Standard & Poor's (S&P) long-term credit ratings:



-------------- ------------------------------------------------- ---------------
   CREDIT                                                         S&P'S RATINGS
   QUALITY                     S&P'S DEFINITION                       GROUP
-------------- ------------------------------------------------- ---------------
-------------- ------------------------------------------------- ---------------
Higher         Extremely strong capacity to meet financial       AAA
               commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Very strong capacity to meet financial            AA
               commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Strong capacity to meet financial commitment      A
-------------- ------------------------------------------------- ---------------
-------------- ------------------------------------------------- ---------------
Medium         Adverse conditions or changing circumstances      BBB
               are more likely to lead to a weakened capacity
               to meet financial commitment
-------------- ------------------------------------------------- ---------------
-------------- ------------------------------------------------- ---------------
Lower          Uncertainties or adverse conditions could lead    BB
               to an inadequate capacity to meet financial
               commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Adverse conditions will likely impair capacity    B
               or willingness to meet financial commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------

               Adverse conditions will likely cause  no         CCC
               capacity to meet financial commitment

               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Currently highly vulnerable to nonpayment         CC or C
-------------- ------------------------------------------------- ---------------
In default     Probably in default                               D
-------------- ------------------------------------------------- ---------------

Note:  S&P is only one example of a  nationally  recognized  statistical  rating
organization.   Other  rating   organizations   use  similar  long-term  ratings
definitions.


A security's credit quality rating is determined at the time of investment through credit research and analysis and, where available, credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a security is in a specific credit-quality rating category, the highest rating assigned to a security by any NRSRO may be used. If a security is not rated by an NRSRO, Strong's internal credit research and analysis is used to rate the security. Investments in lower-quality securities (especially non-rated securities) will be more dependent on Strong's internal credit analysis than would be higher- and medium-quality securities. The ADVISOR MUNICIPAL BOND FUND may invest a significant amount of its assets in municipal securities that are not rated by any NRSRO.

Some  Funds  may   invest  in   lower-quality   securities   and  a  higher-  or
medium-quality   security  may  be  downgraded  after  the  Fund's   investment.
Lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, obligor, or guarantor. Also, lower-quality securities are less liquid, meaning that they may be harder to sell than comparable securities of higher quality because the demand for them may be lower and there may be fewer potential buyers, and they have a higher risk of becoming illiquid. This lack of liquidity may lower the value of these securities, the Fund's net asset value, and your investment.



COMPARING THE FUNDS

The following will help you to distinguish among the Funds and to determine their suitability for your investment needs:

                                   EXPECTED AVERAGE EFFECTIVE
                                   MATURITY/DURATION
FUND                                                            CREDIT QUALITY AT TIME OF INVESTMENT
---------------------------------- ---------------------------- -------------------------------------------------
Advisor Bond                       3 to 6 years duration        At least 80% higher or medium quality
                                                                Up to 20% lower quality
---------------------------------- ---------------------------- -------------------------------------------------
Advisor Municipal Bond             5 to 20 years maturity       75% to 100% higher quality
                                                                Up to 10% lower quality
---------------------------------- ---------------------------- -------------------------------------------------
Advisor Short Duration Bond        1  year  or less duration    At least 80% higher,  medium, or lower quality
                                                                Up to 35%  lower quality
---------------------------------- ---------------------------- -------------------------------------------------
Advisor Strategic Income           5 to 10 years maturity       At least 65% medium or lower quality
                                                                Up to 20% in default

TAXABLE INVESTMENTS



The ADVISOR MUNICIPAL BOND FUND may invest up to 20% of its net assets in U.S. Government and corporate bonds and other taxable debt securities that are of the same quality as the Fund's investments in municipal securities. These securities generally produce taxable income at the federal and state levels, unlike municipal securities, which generally provide federal, and in certain circumstances state, tax-exempt income.

IF YOU ARE SUBJECT TO THE ALTERNATIVE MINIMUM TAX



The ADVISOR MUNICIPAL BOND FUND may invest a limited portion of its net assets in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax (AMT). If you are subject to the AMT, a portion of your Fund's distributions to you may not be exempt from federal income tax. If this is the case, the Fund's net return to you may be lower.


FINANCIAL HIGHLIGHTS


This information describes the performance of the Class A, B, and C shares of each Fund for the periods shown. Certain information reflects financial results for a single Class A, B, or C share outstanding for the entire period. "Total Return" shows how much an investment in Class A, B, or C shares of a Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The ADVISOR MUNICIPAL BOND FUND was organized to acquire all of the assets and assume all of the liabilities of the State Street Research Tax-Exempt Fund (SSR Fund). This acquisition, which involved the issuance of Class A, B, and C shares of the Fund to the Class A, B and B(1), and C shareholders, respectively, of the SSR Fund in exchange for the SSR Fund's assets and liabilities, was effected on March 7, 2003. Accordingly, the ADVISOR MUNICIPAL BOND FUND is the successor to the SSR Fund. As a result, the ADVISOR MUNICIPAL BOND FUND'S financial highlights were derived from the financial statements of the Class A, B, and C shares of the SSR Fund. The ADVISOR MUNICIPAL BOND FUND'S financial highlights for each fiscal period ended December 31 have been audited by PricewaterhouseCoopers LLP, whose report, along with SSR Fund's financial statements, is included in the SSR Fund's annual report to shareholders, which is available upon request.


These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.



                                                                    YOUR ACCOUNT

SHARE PRICE


Your price for buying, selling, or exchanging shares of a specific class of a Fund is the net asset value per share (NAV) for that class of shares plus any applicable sales charges. NAV is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 3:00 p.m., Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the value of the securities in a Fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. The value of debt securities in the Fund's portfolio may be determined by an independent pricing service that utilizes matrix pricing and/or pricing models to derive a price for a normal, institutional-sized trading unit of a security, and for non-rated or thinly traded securities. Matrix pricing and/or pricing models may utilize cash-flow models as well as asset valuations and trading data for comparable securities. The price evaluation made by a pricing service is not a guaranty that an individual security held by the Fund can be sold for that particular price at any particular time. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Advisor Funds. A security's "fair value" may differ from the price next available from the market, the pricing service, or broker depending on the method of fair valuation used.


((Side Box))
---------------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing the Fund's net assets attributable to the class of shares (the value of the Fund's investments, cash, and other assets attributable to the class of shares minus the Fund's liabilities attributable to the class of shares) by the number of shares in the class outstanding.
---------------------------------------------------------------

FOREIGN SECURITIES

Some of the ADVISOR BOND FUND'S, ADVISOR SHORT DURATION BOND FUND'S and ADVISOR STRATEGIC INCOME FUND'S portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate an NAV. As a result, the value of a Fund's investment may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a Fund's NAV. Events affecting the values of foreign securities that occur after the time a foreign exchange assigns a price to the foreign securities and before the time when we calculate a Fund's NAV generally will be reflected in the Fund's NAV if we, under the supervision of the Board of Directors of the Strong Advisor Funds, determine that such significant events require fair valuation of those portfolio securities that may be affected by the event.


12B-1 DISTRIBUTION AND SERVICE FEES


The Funds have adopted a Rule 12b-1 distribution and service plan for their Class A, B, and C shares. Under the distribution and service plan, the Funds pay Strong Investments, Inc. (Distributor) or others (e.g., broker-dealers and financial advisors) a 0.25% 12b-1 fee to sell Class A shares and a 1.00% 12b-1 fee to sell Class B or Class C shares, and/or provide ongoing account services to distributors and shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These 12b-1 fees also compensate the Distributor for other expenses including: (1) printing and distributing prospectuses to persons other than shareholders and (2) preparing, printing, and distributing advertising and sales literature and reports to shareholders used for sales purposes. The distribution and service fees charged to each class are based only on the fees attributable to that particular class. See "What Share Classes We Offer" for a description of the distribution and service fees paid by each class. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost more than other types of sales charges. We and/or an affiliate, including the Distributor, may make payments from our own resources to brokers, financial advisors, or other intermediaries for selling or servicing Fund shares.


WHAT SHARE CLASSES WE OFFER


We offer several classes of Fund shares in this prospectus, each with a different combination of sales charges, fees, eligibility requirements, and other features. Your financial advisor can help you determine which class is best for you. A brief summary of each class follows, and a more detailed description follows the table.


                          CLASS A                       CLASS B                       CLASS C
------------------------- ----------------------------- ----------------------------- -----------------------------
Initial Sales Charge      4.50% or less(1)              None                          None
                          2.25% or less(2)
------------------------- ----------------------------- ----------------------------- -----------------------------
Contingent  Deferred      1% on purchases not subject   5% on purchases  sold within   1% on  purchases  sold  within
Sales  Charge             to an  initial sales charge   1 year, declining to 1%        1 year
                          sold within 1 year            within six years and
                                                        eliminated after that
------------------------- ----------------------------- ----------------------------- -----------------------------
Maximum 12b-1             0.25%                         1.00%                         1.00%
Distribution and
Service Fees
------------------------- ----------------------------- ----------------------------- -----------------------------


(1) FOR THE ADVISOR BOND FUND, ADVISOR MUNICIPAL BOND FUND, AND THE ADVISOR STRATEGIC INCOME FUND.
(2) FOR THE ADVISOR SHORT DURATION BOND FUND.

CLASS A SHARES
You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." No sales charge is imposed on reinvested dividends and distributions. Class A shares are also subject to an annual 12b-1 service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares which compensates your financial advisor for providing ongoing service to you. The Distributor retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the ADVISOR BOND FUND, ADVISOR MUNICIPAL BOND FUND, and the ADVISOR STRATEGIC INCOME FUND is as follows:


                                                                                            AUTHORIZED DEALER
                                          SALES CHARGE AS % OF    SALES CHARGE AS % OF      COMMISSION AS % OF
AMOUNT OF PURCHASE                        PUBLIC OFFERING PRICE   NET AMOUNT INVESTED       PUBLIC OFFERING PRICE
----------------------------------------- ----------------------- ------------------------- --------------------------
Less than $100,000                        4.50%                   4.71%                     4.00%
----------------------------------------- ----------------------- ------------------------- --------------------------
$100,000 but less than $250,000           3.75%                   3.90%                     3.25%
----------------------------------------- ----------------------- ------------------------- --------------------------
$250,000 but less than $500,000           2.75%                   2.83%                     2.25%
----------------------------------------- ----------------------- ------------------------- --------------------------
$500,000 but less than $1,000,000         2.25%                   2.30%                     2.00%
----------------------------------------- ----------------------- ------------------------- --------------------------
$1,000,000 and over                       0.00%                   0.00%                     0.75%
----------------------------------------- ----------------------- ------------------------- --------------------------

The up-front Class A sales charge for the ADVISOR SHORT DURATION BOND FUND is as follows:

                                                                                            AUTHORIZED DEALER
                                          SALES CHARGE AS % OF    SALES CHARGE AS % OF      COMMISSION AS % OF
AMOUNT OF PURCHASE                        PUBLIC OFFERING PRICE   NET AMOUNT INVESTED       PUBLIC OFFERING PRICE
----------------------------------------- ----------------------- ------------------------- --------------------------
Less than $100,000                        2.25%                   2.30%                     2.00%
----------------------------------------- ----------------------- ------------------------- --------------------------
$100,000 but less than $250,000           1.75%                   1.78%                     1.50%
----------------------------------------- ----------------------- ------------------------- --------------------------
$250,000 but less than $500,000           1.25%                   1.27%                     1.00%
----------------------------------------- ----------------------- ------------------------- --------------------------
$500,000 but less than $1,000,000         1.00%                   1.01%                     0.75%
----------------------------------------- ----------------------- ------------------------- --------------------------
$1,000,000 and over                       0.00%                   0.00%                     0.75%
----------------------------------------- ----------------------- ------------------------- --------------------------


If you invest $1 million or more, you can buy Class A shares without an initial sales charge. However, if you sell (redeem) your shares within 1 year of purchase, you may have to pay a contingent deferred sales charge (CDSC) of 1% of your purchase price. For purposes of calculating the CDSC, the start of the 1-year holding period is the first day of the month in which the purchase was made. You do not have to pay this CDSC if your financial advisor has made arrangements with the Distributor and agrees to waive the commission.


CLASS B SHARES

You can buy Class B shares at the offering price, which is the NAV per share without any up-front sales charge so that the full amount of your purchase is invested in the Fund. However, you will pay annual 12b-1 distribution and service fees of 1.00% of a Fund's average daily net assets attributable to Class B shares. Of the 1.00% fee, an annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The remaining 0.75% distribution fee is paid to the Distributor in order to finance payment of a 3.00% up-front sales commission to your financial advisor, which includes an advance of the first year's service fee. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.


If you sell your shares within six years of purchase, you will have to pay a CDSC, based on your purchase price, according to the following schedule.

                                         MORE THAN    MORE THAN   MORE THAN 3    MORE THAN    MORE THAN
                                          1 YEAR,     2 YEARS,     YEARS, BUT    4 YEARS,     5 YEARS,
                             WITHIN     BUT WITHIN   BUT WITHIN      WITHIN     BUT WITHIN   BUT WITHIN   MORE THAN
YEARS SINCE PURCHASE         1 YEAR       2 YEARS      3 YEARS      4 YEARS       5 YEARS      6 YEARS    6 YEARS
-------------------------- ------------ ------------ ------------ ------------- ------------ ------------ ------------
CDSC                       5%           4%           4%           3%            2%           1%           None


You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual 0.25% service fee on any converted Class B shares.


Class B shares are only available for purchases up to $500,000.

CLASS C SHARES

You can buy Class C shares at the offering price, which is the NAV per share without an up-front sales charge. Class C shares are subject to annual 12b-1 distribution and service fees of 1.00%. Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial advisor for providing distribution services and an annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The Distributor pays your financial advisor a 1.00% up-front sales commission, which includes an advance of the first year's service and distribution fees. The Distributor retains the service and distribution fees in the first year to reimburse itself for paying your financial advisor a 1.00% up-front sales commission, and retains the service and distribution fees on accounts with no authorized dealer of record.

If you sell (redeem) your Class C shares within 1 year of purchase, you will have to pay a CDSC of 1.00% of your purchase price. For purposes of calculating the CDSC, the start of the 1-year holding period is the first day of the month in which the purchase was made.



We place any investment of $1 million or more in Class A shares, because there is no initial sales charge and Class A share's annual expenses are lower.


HOW TO REDUCE YOUR SALES CHARGE



To qualify for any of the sales charge reductions or waivers below, you or your broker or agent must provide the Fund with all of the necessary information in advance of or at the time of the purchase. Consult the statement of additional information for further details regarding quantity discounts.


QUANTITY DISCOUNTS

We offer several ways for you to combine your purchases in the Strong Advisor Funds to take advantage of a lower sales charges for large purchases of Class A shares.

o RIGHTS OF ACCUMULATION - lets you combine your purchase amount with the current net asset value of all of your Class A shares in the Strong Advisor Funds for purposes of calculating the sales charge. You may also combine the current net asset value of Class A shares in the Strong Advisor Funds owned by your spouse, and your children or grandchildren if they are under the age of 21. Class A shares of Strong Advisor Funds in certain company and retirement plan accounts may be included.

o LETTER OF INTENT - expresses your intent to buy a stated dollar amount of Class A shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will hold 5% of your intended investment amount in escrow to cover any additional sales charge that may apply if you do not buy the amount stated in your letter of intent.


REINSTATEMENT PRIVILEGE

If you sell your shares of a Strong Advisor Fund, you may, upon written request, reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except that proceeds from the sale of Class B shares will be reinvested in Class A shares. If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid, but a new CDSC may apply. For Class B share proceeds reinvested in Class A shares, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares. This privilege does not apply to shares you buy and sell under our exchange program.


SALES CHARGE WAIVERS

Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions, and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about sales charge waivers, call your investment representative or call us at 1-800-368-1683. A list of available sales charge waivers may also be found in the statement of additional information.


GROUP INVESTMENT PROGRAM

Groups of 11 or more investors are allowed to invest as a group. For sales charge purposes, the group's investments are added together. There are other requirements, and the group must have a purpose other than buying Fund shares at a discount. Consult the statement of additional information for further details.


MANAGING YOUR ACCOUNT

This section describes the ways you can manage your account in the Fund. Some transactions and requests will require a signature guarantee. See "Additional Information" for examples.

THROUGH THIRD PARTIES

We encourage you to consult with an investment professional, who can look after the necessary paperwork to complete a transaction and help you with your investment decisions. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction and other fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details. Broker-dealers, including the Funds' Distributor, and other intermediaries may also from time to time sponsor or participate in promotional programs pursuant to which investors receive incentives for establishing with the broker-dealer or intermediary an account and/or for purchasing shares of the Strong Advisor Funds through the account(s). Contact your investment professional, and consult the statement of additional information for more information about promotional programs. We and/or an affiliate, including the Distributor, may make payments from our own resources to brokers, financial advisors, or others for selling or servicing Fund shares. You can manage your account through a third party in the following ways:


     o   OPEN AN ACCOUNT
     o   MAKE ADDITIONAL INVESTMENTS
     o   EXCHANGE SHARES
     o   SELL SHARES

BY MAIL

Please send all mail requests to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201-2936. You can manage your account by mail in the following ways:


     o   MAKE ADDITIONAL INVESTMENTS
         Send an Additional Investment Form and a check or money order payable to Strong.
     o   EXCHANGE SHARES

         You can exchange shares of a Fund for an appropriate class of another Strong Fund if the accounts have the same registered owners and taxpayer identification number.

     o   SELL SHARES
         Send written instructions, including your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners or other authorized persons, and the mailing address.

AUTOMATICALLY


You can manage your account through automatic investment options in the following ways:



     o   MAKE ADDITIONAL INVESTMENTS

         AUTOMATIC INVESTMENT PLAN (AIP). An AIP allows you to make regular, automatic investments from your bank checking or savings account. PAYROLL DIRECT DEPOSIT. The Payroll Direct Deposit Plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Fund of your choice. DIVIDENDS AND CAPITAL GAINS. Your dividends and capital gains distribution will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions paid by check, in its discretion, a Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please contact your financial advisor or call us at 1-800-368-1683.

     o   EXCHANGE SHARES
         The Automatic Exchange Plan allows you to make regular, automatic exchanges from one eligible Strong Advisor Fund to another.

     o   SELL  SHARES
         The Systematic Withdrawal Plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent either electronically to a bank account, or as a check to you or anyone you properly designate.


TELEPHONE

Call 1-800-368-1683 to speak to a customer service representative. During times of unusual market activity, our customer service representatives may be busy, and you may experience a delay placing a telephone request. You can manage your account by telephone in the following way:


     o   EXCHANGE SHARES

         For accounts with the Exchange Option, you can exchange shares of a Fund for an appropriate class of another Strong Advisor Fund if the accounts have the same registered owners and taxpayer identification number.


WIRE

Please call 1-800-368-1683 for wire instructions. You can manage your account by wire in the following way:


     o   MAKE ADDITIONAL INVESTMENTS

INVESTMENT MINIMUMS When buying shares, you must meet the following investment minimum requirements:

                                                 INITIAL INVESTMENT MINIMUM        ADDITIONAL INVESTMENT MINIMUM
------------------------------------------------ --------------------------------- ------------------------------------
------------------------------------------------ --------------------------------- ------------------------------------
Regular accounts                                 $2,500                            $100
------------------------------------------------ --------------------------------- ------------------------------------

Coverdell Education Savings Accounts,            $1,000                            $100
traditional IRAs, Roth IRAs, SEP  IRAs, and
UGMA/UTMA accounts

------------------------------------------------ --------------------------------- ------------------------------------
SIMPLE IRAs, and 403(b)(7), Keogh, Pension       the lesser of $250 or $25 per     $50

Plan,  Profit Sharing Plan, and 401(k) Plan     month

accounts*
------------------------------------------------ --------------------------------- ------------------------------------

* IF YOU OPEN AN EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNT FOR WHICH WE PROVIDE OR FOR WHICH ONE OF OUR ALLIANCE PARTNERS PROVIDES DOCUMENT OR ADMINISTRATIVE SERVICES, THERE IS NO INITIAL INVESTMENT MINIMUM.


ADDITIONAL INFORMATION

ACCOUNT OPTIONS AND SERVICES
Some account options and services are added to your account when it is opened, unless you choose otherwise, and some require registration. In addition, some options and services may be subject to additional restrictions or conditions. Ask your investment professional or call 1-800-368-1683 for more information.


CHECK WRITING
Check writing is offered on the Class A shares of the ADVISOR MUNICIPAL BOND FUND. Checks written on your account are subject to the Fund's prospectus and the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-368-1683 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases that were made more than ten days before the check is presented for payment. You cannot write a check to close an account.

CUSTOMER IDENTIFICATION REQUIREMENT
We are required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, we may be unable to open an account for you. If we are unable to verify your identity, we may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next NAV minus any applicable sales charge, and/or take other action we deem reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.

DUPLICATE COPIES OF DOCUMENTS
Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements, sharedrafts, and tax forms. Please call a customer service representative for more information.


EXCHANGING SHARES

An exchange of shares of one Strong Fund for those of another Strong Fund is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Please ask for an appropriate prospectus, and read it before investing in any of the Strong Funds. Purchases by exchange are subject to the investment requirements and other criteria of the Fund and class purchased. You can exchange shares between most Strong Funds within the same class, generally without paying any additional sales charges. However, if you exchange shares held for less than 6 to 12 months, you may be charged the difference between the initial sales charge of the two Funds. Generally, exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange your Class B shares for the same class of shares of another Strong Fund, the time your shares are held in that Fund will count toward the eight-year period for automatic conversion to Class A shares. Frequent exchanges can interfere with Fund management or operations and drive up costs for all shareholders. To protect other Fund shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers").



HOUSEHOLDING
If we mail financial reports, prospectuses, or other regulatory material directly to you, we attempt to reduce the volume of mail you receive by sending only one copy of these documents to your household. You can call us at 1-800-368-1683 or write to us at the address listed on the back of this prospectus to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.

MARKET TIMERS

 [To be updated.]


PURCHASES IN KIND
You may, if we approve, purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies.

PURCHASING SHARES
We only accept checks made payable to Strong. We do not accept cash, checks drawn on banks outside the U.S., or credit card checks and we may not accept third-party checks. You will be charged $25 for every check or Electronic Funds Transfer returned unpaid. When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we will deposit the undesignated portion or the entire amount, as applicable, into the STRONG MONEY MARKET FUND. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the STRONG MONEY MARKET FUND, at the next NAV calculated after we accept your order.

SELLING SHARES

After your redemption request is accepted, we normally send your proceeds on the next day NAV is calculated (Business Day). If no direction is provided as to how and where to deliver the proceeds , we will mail a check to the address on the account. If you recently purchased shares, the payment of your redemption may be delayed by up to ten days to allow the purchase check or electronic transaction to clear. If you request a specific dollar amount to be redeemed, and due to market fluctuation the account balance is less than the requested amount, we will redeem the remaining account balance. In some cases your request will require a signature guarantee in order to process the redemption. Review the "Signature Guarantees" section that follows for details.


You may be assessed a CDSC, if applicable. When you redeem Class A, B, or C shares subject to a CDSC, the Funds will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on your purchase price, deducted from your redemption proceeds, and paid to the Distributor. The CDSC may be waived under certain special circumstances as described in the statement of additional information.


If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds, unless you transfer all of the proceeds to an eligible retirement plan.

SIGNATURE GUARANTEES

A Medallion signature guarantee is designed to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. The transactions for which a Fund will require a signature guarantee for all authorized owners of an account include, but are not limited to:

o When requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong account
o When establishing a bank address with no owner(s) in common with the Strong account owner(s), or when all Strong joint account owners are not also bank account owners
o When transferring the ownership of an account to another individual or organization
o    If adding/changing a name or adding/removing an owner on an account, and
o    If adding/changing the beneficiary on a transfer-on-death account.

A Medallion signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not a substitute for a Medallion signature guarantee.


TELEPHONE AND ELECTRONIC TRANSACTIONS

We  use   reasonable   procedures  to  confirm  that  telephone  and  electronic
transaction requests are genuine and may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received by telephone or electronically, provided we reasonably believe the instructions were genuine. For transactions through our automated voice recognition system and our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN, or password.


VERIFICATION OF ACCOUNT STATEMENTS
Contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

DISTRIBUTIONS

DISTRIBUTION POLICY

To the extent they are available, each Fund generally pays you dividends from net investment income monthly and distributes any net realized capital gains annually. Dividends are declared on each Business Day, except for bank holidays. Under normal circumstances, dividends earned on weekends, holidays, and other days when the Fund's NAV is not calculated are declared on the first Business Day preceding these days. Your investment generally earns dividends from the first Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of a Fund's NAV each day are normally accepted the next Business Day. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Your dividends and capital gains distributions will be automatically reinvested in additional Class A, Class B, or Class C shares of the Fund, as applicable, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Advisor Fund, or have them deposited into your bank account. If you elect to receive distributions by check, in its discretion, the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please contact your financial advisor or call us at 1-800-368-1683.


TAXES

Generally, the ADVISOR MUNICIPAL BOND FUND'S distributions will be composed primarily of tax-exempt income. However, the Fund may make distributions of net investment income and capital gains that are taxable to you.

TAXABLE DISTRIBUTIONS


For federal tax purposes, any distributions you receive of net investment income (excluding qualified dividend income) and net short-term capital gains are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. Distributions of qualified dividend income generally will be taxable at long-term capital gains rates. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. In addition, the ADVISOR BOND FUND'S, ADVISOR SHORT DURATION BOND FUND'S and ADVISOR STRATEGIC INCOME FUND'S active trading approach may increase the amount of capital gains tax that you have to pay on the Funds' returns. Please note, however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states. Also, the ADVISOR MUNICIPAL BOND FUND'S use of derivatives may result in taxable income.

TAX-EXEMPT DISTRIBUTIONS
For the ADVISOR MUNICIPAL BOND FUND, exempt-interest dividends from municipal funds are generally exempt from federal income taxes, but may be subject to state and local income taxes. Also, if you are subject to the Alternative Minimum Tax (AMT), you may have to pay federal tax on a portion of your income from exempt-interest dividends.


((Side Box))
------------------------------------------------------
Generally, if your investment is in a traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.
------------------------------------------------------

RETURN OF CAPITAL

If your Fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you, which will generally reduce the cost basis of your shares. Such distributions may also be treated as a sale of your shares.

YEAR- END TAX STATEMENT
To assist you in tax preparation, after the end of each calendar year, we will send you a statement of your Fund's net investment income dividends (designating qualified dividend income) and net capital gains distributions (Form 1099).


BACKUP WITHHOLDING

By law, we must withhold 28% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.


((Side Box))
---------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:

o Investing a large amount in a Fund close to the end of the calendar year. If the Fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.

o Selling shares of a Fund at a loss if you have purchased (including reinvested dividends and distributions) additional shares of the same Fund within 30 days prior to the sale or if you plan to purchase additional shares of the same Fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on the transaction.
---------------------------------------------------


Because everyone's tax situation is unique, you should consult your tax professional for assistance.

RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including but not limited to, exchange, automatic investment or redemption plans, or telephone, facsimile, and online account services, for any reason.

o Reject any purchase request for any reason including exchanges from other Strong Funds.


o    Change the minimum or maximum investment amounts.


o    Delay sending out redemption proceeds for up to seven days.


o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.


o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets. This includes redemptions made by checkwriting.

o Close any account that does not meet minimum investment requirements. We will give you 60 days' notice to increase your balance to the required minimum.


o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.


TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                                         FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-1683                     1-800-999-2780

BY MAIL                                              BY OVERNIGHT DELIVERY
Strong Funds                                         Strong Funds
P.O. Box 2936                                        900 Heritage Reserve
Milwaukee, WI 53201-2936                             Menomonee Falls, WI 53051

ON THE INTERNET                                      BY E-MAIL
View online or download documents:                   SERVICE@STRONG.COM
SEC*: www.sec.gov

This prospectus is not an offer to sell securities in places other than the United States and its territories.


*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE SEC AT
(202) 942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV.



Strong Advisor Bond Fund, a series of Strong Income Funds II, Inc., SEC file number: 811-7335

Strong Advisor Municipal Bond Fund, a series of Strong Income Funds, Inc., SEC file number: 811-6195

Strong Advisor Short Duration Bond Fund, a series of Strong Short-Term Global Bond Fund, Inc., SEC file number: 811-8320
Strong Advisor Strategic Income Fund, a series of Strong Short-Term Global Bond Fund, Inc., SEC file number: 811-8320

                                                 PROSPECTUS   |   MARCH 1,  2004











                                                                          Strong
                                                                  Advisor Income
                                                                           Funds

                                                                         CLASS Z



                                                                [PICTURE OF MAN]

                                                        Strong Advisor Bond Fund

                                         Strong Advisor Short Duration Bond Fund














AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE STRONG [STRONG LOGO] SECURITIES OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION


   What are the Funds' objectives?..............................................

   What are the Funds' principal investment strategies?.........................

   What are the main risks of investing in the Funds?...........................

   What are the Funds' fees and expenses?.......................................

   Who are the Funds' investment advisor and portfolio managers?................


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


   Legal Proceedings............................................................

   Percentage Restrictions......................................................

   A Word About Credit Quality..................................................

   Comparing the Funds..........................................................

   Financial Highlights.........................................................



YOUR ACCOUNT


   Share Price..................................................................

   Qualified Investors..........................................................

   Managing Your Account........................................................

   Investment Minimums..........................................................

   Additional Information.......................................................

   Distributions................................................................

   Taxes........................................................................

   Reserved Rights..............................................................

   For More Information.........................................................



IN THIS PROSPECTUS, "WE," "US," OR "OUR" REFERS EITHER TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR FOR THE STRONG ADVISOR FUNDS, OR STRONG INVESTOR SERVICES, INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE - STRONG ADVISOR FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?

The STRONG ADVISOR BOND FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

The STRONG ADVISOR SHORT DURATION BOND FUND seeks total return by investing for a high level of income with a low degree of share-price fluctuation.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?


The ADVISOR BOND FUND invests, under normal conditions, at least 80% of its net assets in higher- and medium-quality corporate, mortgage- and asset-backed, U.S. Government (and its agencies and instrumentalities), and foreign government bonds. The Fund's duration will normally vary between three and six years. The Fund may also invest up to 20% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). These high-yield bonds may be either U.S. or foreign securities. The Fund may invest a significant amount in mortgage-backed and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.


((Side Box))
--------------------------------------------------------------------------------
DURATION is a general measure of risk that indicates the sensitivity of a bond portfolio to changes in interest rates. The higher the duration, the greater the potential share-price volatility of a Fund.
--------------------------------------------------------------------------------


The ADVISOR SHORT DURATION BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds from U.S. issuers, and up to 35% of its net assets may be invested in lower-quality, high-yield bonds (commonly referred to as junk bonds). Under normal conditions, the Fund maintains a duration of one year or less. To select securities for the portfolio, the managers focus on bonds with positive or improving credit fundamentals. The Fund may invest a significant amount in mortgage- and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

Although each of the Funds invests primarily for income, they also employ techniques designed to realize capital appreciation. For example, the managers may select securities with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons, including a manager's view on the direction of future interest-rate movements and the potential for credit improvement.

To select securities for each Fund's portfolio, the managers engage in thorough, security-by-security research as well as rigorous analysis of general economic conditions. Generally, security selection in the Treasury and mortgage- and asset-backed marketplaces is driven by quantitative analysis (focusing on such factors as duration, yield spreads, and the yields at different maturities of suitable investments); and corporate security selection is driven by rigorous research on the finances, industry, and capital structure of corporate issuers.

The Funds' managers may sell a holding if its value becomes unattractive (for example, when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive returns). Also, the managers may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Fund's managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the Fund may not achieve its investment objective.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

BOND RISKS: The major risks of each Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

ACTIVE MANAGEMENT RISK: Each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.


ACTIVE TRADING RISK: Each Fund's use of an active trading approach may increase the Fund's costs and reduce the Fund's performance.

DERIVATIVES RISK: Derivatives include such instruments as futures, options, and swap agreements. When investing in futures, the Fund is exposed to the risk that the security's future value may be higher or lower at the time of sale or purchase, respectively. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures, or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. In entering into swap agreements, the Fund is exposed to risk of counterparty default and adverse changes in the relationship of the swap payments and the value of the underlying index or instrument. Derivatives may be illiquid, and the market for derivatives is largely unregulated. The Fund's use of derivatives may not always be a successful hedge, and using them could lower the Fund's yield.

GOVERNMENT-SPONSORED ENTITIES RISKS: For the ADVISOR BOND FUND, economic, business, or political developments may affect the ability of federal, state, and local government-sponsored entities, obligors, and guarantors to repay principal and to make interest payments. In addition, government-sponsored entity securities (e.g., securities issued by Fannie Mae) may not be backed by the full faith and credit of the sponsoring federal, state, or local government.



HIGH-YIELD BOND RISKS: The ADVISOR SHORT DURATION BOND FUND and, to a limited extent, the ADVISOR BOND FUND invest a portion of their assets in lower-quality bonds, commonly known as high-yield bonds or junk bonds, that present a significant risk for loss of principal and interest. These bonds offer the potential for higher returns, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit-quality risk). If that happens, the Fund's share price may decrease and its income distributions may be reduced, and the value of the bond may decrease. An economic downturn or period of rising interest rates (interest-rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease their value.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer before its scheduled due date. If that happens, the Fund may have to reinvest the prepayments in a less attractive security and this could reduce the Fund's share price and its income distributions. Variations in the principal prepayment speed may be caused by a number of economic and market factors and could directly affect the amount of the interest received on and the yield of these securities. Stripped mortgage- and asset-backed securities, such as interest-only and principal-only securities, receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile.

NOT INSURED RISK: An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

SECURITIES LENDING RISK: The ADVISOR BOND FUND may lend a significant amount of its portfolio securities in a securities lending program. The securities lending program allows a Fund to lend its portfolio securities, up to 33 1/3% of the Fund's total assets (including any cash collateral received to secure the loan), to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (e.g., the borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (e.g., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

The Funds are appropriate for investors who are comfortable with the risks described here. The ADVISOR BOND FUND is appropriate for investors whose financial goals are four or more years in the future. The ADVISOR SHORT DURATION BOND FUND is appropriate for investors whose financial goals are two or more years in the future. The Funds are not appropriate for investors concerned primarily with principal stability. It is possible to lose money by investing in the Funds.


FUND STRUCTURE
Each of the Funds has adopted a multiple class plan and may offer one or more classes of shares. Only the Class Z shares are offered in this prospectus. The principal differences among the classes are each class' sales charges, if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses. The Class Z shares are the ADVISOR BOND FUND'S and ADVISOR SHORT DURATION BOND FUND'S former Investor Class shares and retail class shares, respectively. Class Z shares are available only to certain types of investors (see "Qualified Investors").

FUND PERFORMANCE

The following return information illustrates how the performance of the Funds' Class Z shares can vary, which is one indication of the risks of investing in the Funds. The information also provides some indication of the risks of investing in the Funds by showing how each Fund's average annual returns compare with returns of a broad measure of market performance and an index of funds with similar investment objectives.


The performance results for the ADVISOR BOND FUND'S Class Z shares, formerly Investor Class shares, which were first offered on August 31, 1999, are based on the historical performance of the Fund's former Institutional Class shares from inception to August 31, 1999, recalculated to reflect the higher expenses associated with Class Z shares. The Institutional Class shares are not offered by this prospectus. The returns for the Class Z shares are substantially similar to those of the Institutional Class shares because each is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares.

Please keep in mind that the past performance of each Fund, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS

-----------------------------------------------------
                 Advisor Short         Advisor
    Year         Duration Bond           Bond
-----------------------------------------------------
-----------------------------------------------------
    1995            10.5%                -
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    1996            10.0%                -
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    1997             6.7%               18.5%
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    1998             4.1%               10.5%
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-----------------------------------------------------
    1999             5.8%                1.0%
-----------------------------------------------------
-----------------------------------------------------
    2000             6.5%                8.7%
-----------------------------------------------------
-----------------------------------------------------
    2001             5.0%                7.4%
-----------------------------------------------------
-----------------------------------------------------
    2002             1.3%                5.8%
-----------------------------------------------------
-----------------------------------------------------

    2003
-----------------------------------------------------


BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

FUND NAME                             BEST QUARTER RETURN                 WORST QUARTER RETURN
------------------------------------- ----------------------------------- -----------------------------------

Advisor Short Duration Bond

Advisor Bond

AVERAGE ANNUAL TOTAL RETURNS

                                 AS OF 12-31-03


------------------------------------------------------------ ----------- ----------- ------------------------

 FUND/INDEX                                                   1- YEAR    5- YEAR    SINCE FUND INCEPTION(1)

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------
 ADVISOR BOND
------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

         Return Before Taxes

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

         Return After Taxes on Distributions

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

         Return After Taxes on Distributions and
           Sale of Fund Shares

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

 Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(2)

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

 Lipper Intermediate Investment Grade Debt Funds Index
 (reflects no  deduction for fees, expenses, or taxes)(3)

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------
ADVISOR SHORT DURATION BOND
------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

         Return Before Taxes

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

         Return After Taxes on Distributions

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

         Return After Taxes on Distributions and
           Sale of Fund Shares

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

 Citigroup 1-Year Treasury Benchmark-on-the-Run Index
 (reflects no  deduction for fees, expenses, or taxes)(4)

------------------------------------------------------------ ----------- ----------- ------------------------
------------------------------------------------------------ ----------- ----------- ------------------------

 Lipper Ultra Short Obligations Funds Average (reflects no deduction for fees, expenses, or taxes)(5)

------------------------------------------------------------ ----------- ----------- ------------------------


(1) THE ADVISOR BOND FUND COMMENCED OPERATIONS ON DECEMBER 31, 1996, AND FIRST OFFERED CLASS Z SHARES (FORMERLY INVESTOR CLASS SHARES) ON AUGUST 31, 1999. THE ADVISOR SHORT DURATION BOND FUND COMMENCED OPERATIONS ON MARCH 31, 1994.
(2) THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC-REGISTERED, TAXABLE, AND DOLLAR DENOMINATED.
(3) THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS IN THIS LIPPER CATEGORY.
(4) THE CITIGROUP 1-YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX IS THE RETURN OF THE NEWLY ISSUED (ON-THE-RUN) ONE YEAR TREASURIES EACH MONTH (AUCTIONED MONTHLY).
(5) THE LIPPER ULTRA SHORT OBLIGATIONS FUNDS AVERAGE IS THE AVERAGE OF ALL FUNDS IN THE LIPPER ULTRA SHORT OBLIGATION FUNDS CATEGORY. THESE FUNDS INVEST AT LEAST 65% OF ASSETS IN INVESTMENT-GRADE DEBT ISSUES, OR BETTER, AND MAINTAIN A PORTFOLIO DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 91 DAYS AND 365 DAYS.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTMENTS THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

The ADVISOR BOND FUND'S since inception return was significantly enhanced by the use of short-term trading strategies involving new issues and other limited opportunity investments. You should not expect that such favorable returns can be consistently achieved.

For current yield information on the Funds, call 1-800-368-3863.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they do not appear on your account statement, but instead reduce the total return you receive from your Fund investment.

The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each Fund's fiscal period ended October 31, 2003. Please keep in mind that as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

The Class Z shares of each Fund are 100% no-load, so you pay no up-front sales load to buy or sell shares.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    MANAGEMENT                               TOTAL ANNUAL FUND
FUND                                  FEES(1)          OTHER EXPENSES           OPERATING
                                                                                EXPENSES(2)
-------------------------------- ------------------ ---------------------- -----------------------
Advisor Bond                           0.23%                0.95%                 1.18%
Advisor Short Duration Bond           0.375%                0.705                 1.08%


(1) THE FUNDS HAVE A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS.

(2) TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT OUR VOLUNTARY WAIVER OF FEES AND/OR EXPENSE ABSORPTIONS FOR THE ADVISOR BOND FUND AND THE ADVISOR SHORT DURATION BOND FUND. WITH VOLUNTARY WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING EXPENSES AS OF OCTOBER 31, 2003 WERE 1.17% FOR THE ADVISOR BOND FUND AND 1.07% FOR THE ADVISOR SHORT DURATION BOND FUND. WE CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.



EXAMPLE: This example is intended to help you compare the cost of investing in each Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund , reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                      1 YEAR         3 YEARS         5 YEARS         10 YEARS
------------------------------------- --------------- --------------- --------------- ----------------

Advisor Bond                               $120           $375            $649           $1,432
Advisor Short Duration Bond                $110           $343            $595           $1,317


WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?


Strong Capital Management, Inc. (Strong) is the investment advisor for the Funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $__ billion as of December 31, 2003. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's mailing address is P.O. Box 2936, Milwaukee, WI 53201.


As compensation for its advisory services, each Fund pays Strong a management fee at the annual rate specified below of the average daily net asset value of that Fund.

                                       FOR ASSETS UNDER             FOR THE NEXT                 FOR ASSETS
FUND                                      $4 BILLION              $2 BILLION ASSETS         $6 BILLION AND ABOVE
---------------------------------- -------------------------- -------------------------- ---------------------------
---------------------------------- -------------------------- -------------------------- ---------------------------
Advisor Bond                                  0.23%                      0.205%                    0.180%
Advisor Short Duration Bond                   0.375%                     0.350%                    0.325%

The following individuals are the Funds' Portfolio Managers.


ASHOK K. BHATIA co-manages the ADVISOR BOND FUND. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and has earned the right to use the Chartered Financial Analyst(R) designation. He has co-managed the ADVISOR BOND FUND since July 2002. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a fixed income investments group associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.


THOMAS M. PRICE co-manages the ADVISOR BOND FUND and the ADVISOR SHORT DURATION BOND FUND. He has co-managed the ADVISOR BOND FUND and the ADVISOR SHORT DURATION BOND FUND since July 2002 and has earned the right to use the Chartered Financial Analyst designation. He joined Strong in April 1996 as a research analyst and became a fixed income Portfolio Co-Manager in May 1998. From July 1992 to April 1996, he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991, he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree in business administration in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.

THOMAS A. SONTAG co-manages the ADVISOR SHORT DURATION BOND FUND. He joined Strong in November 1998 and has co-managed the ADVISOR SHORT DURATION BOND FUND since July 2002. From 1986 to November 1998, Mr. Sontag worked at Bear Stearns & Co., most recently acting as a managing director of the fixed income department. From September 1982 until December 1985, Mr. Sontag was employed in the fixed income department at Goldman Sachs & Co. Mr. Sontag received his bachelor's degree in economics and finance from the University of Wisconsin in 1981 and his master's of business administration in finance from the University of Wisconsin in 1982.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


LEGAL PROCEEDINGS

The United States Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), and the Wisconsin Department of Financial Institutions ("WDFI") are investigating active trading of the Strong Funds by employees of Strong Capital Management, Inc. ("Strong"), including Richard S. Strong, former Chairman of Strong. The Independent Directors of the Strong Funds are also investigating these matters, with the assistance of counsel and an independent consulting firm. The Independent Directors intend to obtain appropriate redress if they determine that the Strong Funds were harmed. Effective November 2, 2003, the Independent Directors accepted Mr. Strong's resignation as Chairman of the Strong Funds' Boards. Effective December 2, 2003, Mr. Strong resigned as Director of the Funds' Boards, as Chairman, Chief Investment Officer, and Director of Strong, and as Chairman and Director of Strong Financial Corporation, and its affiliates.

Strong is aware of a complaint filed and simultaneously settled on September 3, 2003 (the "Complaint"), by NYAG on behalf of the State of New York, against Canary Capital Partners, LLC, et al. (collectively, "Canary"), which alleges that Canary engaged in certain improper trading practices characterized as "late-day trading" and "market timing" with various mutual funds. Strong and certain Strong Funds are referenced, although not named as parties in the Complaint, with respect to the market timing allegations. On September 5, 2003, the SEC began an inquiry based on matters related to, and set forth in, the Complaint. On September 24, 2003, the WDFI asked that certain information and documents be provided related to the matters referenced in the Complaint. Strong is currently cooperating fully with the NYAG, the SEC, and the WDFI, with respect to their separate inquiries into these matters. On September 26, 2003, Strong announced its commitment to make appropriate reimbursement if it is determined that the transactions set forth in the Complaint adversely affected investors in the Strong Funds referenced in the Complaint. On October 30, 2003, Mr. Strong announced that he has committed to personally compensate the Strong Funds for any financial losses they may have experienced as a result of his transactions.


As of the date of this prospectus, Strong is aware of multiple shareholder class and derivative actions ("Actions") filed since September 4, 2003, with respect to the factual matters referenced in the Complaint naming, among others, Strong, Strong Funds, Strong Investments Inc., Strong affiliates, and certain of their officers and directors as defendants. These Actions have been filed in the following federal and state courts: U.S. District Court for the Southern District of New York; U.S. District Court, District of New Jersey (Newark); U.S. District Court, Eastern District of Wisconsin, Milwaukee Division; U.S. District Court, Western District of Wisconsin; Superior Court of New Jersey Law Division of Hudson; State of Wisconsin Circuit Court, Milwaukee County; State of Wisconsin Circuit Court Waukesha County; Supreme Court of the State of New York; and Superior Court of the State of California, County of Los Angeles. The Actions do not differ materially in terms of allegations and demands for relief. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and made false and misleading statements in the funds' prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs' attorneys' fees and experts' fees, and/or replacement of the Board of Directors of the Strong Funds. Additional lawsuits may be filed in the same or other venues presenting allegations and demands for relief. Strong expects that any such lawsuits would contain allegations including the matters discussed in this prospectus and that the demands for relief would not materially differ from those described above.


PERCENTAGE RESTRICTIONS



The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest (Percentage Restrictions). Percentage Restrictions apply at the time a Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security may cause a Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.


Each Fund has adopted a non-fundamental policy to provide 60-days' advance notice to shareholders if it changes its strategy of investing, under normal conditions, at least 80% of its net assets in a particular type of investment, industry, country, or geographic region.


A WORD ABOUT CREDIT QUALITY


Credit quality measures the issuer's expected ability to pay interest and principal payments on time for a specific type of investment. Credit quality ratings are of two types: long-term and short-term, and each type of credit rating distinguishes between investment-grade and non-investment-grade credit quality. In this prospectus, we may discuss credit quality by referring to "higher quality," "medium quality," "lower quality," and "in default." Investment-grade securities are those securities we describe as higher or medium quality, and non-investment-grade securities (also called high-yield securities or "junk bonds") are those securities we describe as lower quality or in default. The following chart shows the credit quality breakdown and relates each type to Standard & Poor's (S&P) long-term credit ratings:


CREDIT                                                           S&P'S RATINGS
QUALITY        S&P'S DEFINITION                                  GROUP
-------------- ------------------------------------------------- ---------------
-------------- ------------------------------------------------- ---------------
Higher         Extremely strong capacity to meet financial       AAA
               commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Very strong capacity to meet financial            AA
               commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Strong capacity to meet financial commitment      A
-------------- ------------------------------------------------- ---------------
-------------- ------------------------------------------------- ---------------
Medium         Adverse conditions or changing circumstances      BBB
               are more likely to lead to a weakened capacity
               to meet financial commitment
-------------- ------------------------------------------------- ---------------
-------------- ------------------------------------------------- ---------------
Lower          Uncertainties or adverse conditions could lead    BB
               to an inadequate capacity to meet financial
               commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Adverse conditions will likely impair capacity    B
               or willingness to meet financial commitment
               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------

               Adverse conditions will likely cause  no         CCC
               capacity to meet financial commitment

               ------------------------------------------------- ---------------
               ------------------------------------------------- ---------------
               Currently highly vulnerable to nonpayment         CC or C
-------------- ------------------------------------------------- ---------------
In default     Probably in default                               D
-------------- ------------------------------------------------- ---------------

Note:  S&P is only one example of a  nationally  recognized  statistical  rating
organization.   Other  rating   organizations   use  similar  long-term  ratings
definitions.


A security's credit quality rating is determined at the time of investment through credit research and analysis and, where available, credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a security is in a specific credit-quality rating category, the highest rating assigned to a security by any NRSRO may be used. If a security is not rated by an NRSRO, Strong's internal credit research and analysis is used to rate the security. Investments in lower-quality securities (especially non-rated securities) will be more dependent on Strong's internal credit analysis than would be higher- and medium-quality securities.

Some  Funds  may   invest  in   lower-quality   securities   and  a  higher-  or
medium-quality   security  may  be  downgraded  after  the  Fund's   investment.
Lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, obligor, or guarantor. Also, lower-quality securities are less liquid, meaning that they may be harder to sell than comparable securities of higher quality because the demand for them may be lower and there may be fewer potential buyers, and they have a higher risk of becoming illiquid. This lack of liquidity may lower the value of these securities, the Fund's net asset value, and your investment.


COMPARING THE FUNDS

The following will help you to distinguish among the Funds and to determine their suitability for your investment needs:


FUND                EXPECTED DURATION     CREDIT QUALITY AT TIME OF INVESTMENT
------------------- --------------------- --------------------------------------
Advisor Bond        3 to 6 years          At least 80% higher or medium quality
                                          Up to 20% lower quality
------------------- --------------------- --------------------------------------
Advisor Short       1 year or less        At least 80% higher, medium, or lower
Duration Bond                             quality
                                          Up to 35% lower quality


FINANCIAL HIGHLIGHTS


This information describes the performance of each Fund's Class Z shares for the periods shown. Certain information reflects financial results for a single Class Z share outstanding for the entire period. "Total Return" shows how much an investment in Class Z shares of each Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.




                                                                   YOUR ACCOUNT

SHARE PRICE


Your price for buying, selling, or exchanging shares of a specific class of a Fund is the net asset value per share (NAV) for that class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange
(NYSE) (usually 3:00 p.m., Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the value of the securities in a Fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. The value of debt securities in the Fund's portfolio may be determined by an independent pricing service that utilizes matrix pricing and/or pricing models to derive a price for a normal, institutional-sized trading unit of a security, and for non-rated or thinly traded securities. Matrix pricing and/or pricing models may utilize cash-flow models as well as asset valuations and trading data for comparable securities. The price evaluation made by a pricing service is not a guaranty that an individual security held by the Fund can be sold for that particular price at any particular time. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Advisor Funds. A security's "fair value" may differ from the price next available from the market, the pricing service, or broker depending on the method of fair valuation used.


((Side Box))
------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing the Fund's net assets attributable to the class of shares (the value of the Fund's investments, cash, and other assets attributable to the class of shares minus the Fund's liabilities attributable to the class of shares) by the number of shares in the class outstanding.
------------------------------------------------------

FOREIGN SECURITIES

Some of a Fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate a NAV. As a result, the value of a Fund's investments may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a Fund's NAV. Events affecting the values of foreign securities that occur after the time a foreign exchange assigns a price to the foreign securities and before the time when we calculate a Fund's NAV generally will be reflected in a Fund's NAV if we, under the supervision of the Board of Directors of the Strong Advisor Funds, determine that such significant events require fair valuation of those portfolio securities that may be affected by the event.


QUALIFIED INVESTORS

You may purchase Class Z shares only under limited circumstances, at the net asset value on the day of purchase. Investors and registered investment advisors who owned shares of a Fund on November 30, 2000, that were renamed Class Z shares, may continue to own those Class Z shares. The following types of investors may qualify to purchase Class Z shares of the Funds:


o Investors holding Class Z shares of a Fund on November 30, 2000, that were purchased directly from Strong and not through an intermediary, except as described below, and registered investment advisors holding Class Z shares of a Fund on November 30, 2000

o Officers, directors, and employees of the Fund, Strong, the Funds' distributor, and these entities' affiliates, and each of their immediate family members (grandparent, parent, sibling, child, grandchild, and spouse) who live in the same household

o Employer-sponsored retirement plans, and their participants, for which Strong or the Funds' distributor, or an affiliate, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with Strong or the Funds' distributor, or an affiliate, to perform services

o    401(k) plans holding Class Z shares of a Fund on November 30, 2000

o Certain institutional investors purchasing more than $1 million of Class Z shares

o    Any Strong Fund of Funds structure such as Strong Life Stage Series, Inc.

o Any Internal Revenue Code Section 529 plan which invests in Strong Funds, or for which Strong provides investment management services, and

o Any accounts in a fee-based advisory program managed by Strong including, but not limited to, the Strong Advisor and the Strong Private Client programs, or shares previously held in such accounts.


For more information on the purchase of Class Z shares, call 1-800-368-3863.

MANAGING YOUR ACCOUNT

This section describes the ways you can manage your account in the Fund. Some transactions and requests will require a signature guarantee. See "Additional Information" for examples.

ONLINE

At www.Strong.com, you can access Fund performance and portfolio holding information, portfolio manager commentaries, account options information, account history, balances, and recent dividend information. In addition, you can update your mailing address, and add or make changes to an Automatic Investment Plan. Also, you can sign up to receive regulatory documents and other materials, daily transaction reports, and account statements electronically, or you can request that we discontinue electronic delivery. Additional planning tools and market information are also available. You can manage your account online in the following ways:


     o   OPEN AN ACCOUNT
         Complete and submit our online application or current investors may open an account by exchanging shares from another Strong account.

     o   MAKE ADDITIONAL INVESTMENTS

         With Express Purchase, you can make additional investments to an existing account directly from your bank account.

     o   EXCHANGE SHARES

         For accounts with the Exchange Option,  you can exchange shares between
         Strong   accounts   with  the  same   registered   owner  and  taxpayer
         identification number.

     o   SELL SHARES

         For accounts with the Redemption Option, you can have a check mailed to your account's address or have the proceeds either electronically transmitted to a pre-authorized bank account or, for the applicable fee, wired to a pre-authorized bank account.


BY MAIL

Please send all mail requests to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201-2936. You can manage your account by mail in the following ways:


     o   OPEN AN ACCOUNT
         Send a signed, completed application and a check or money order payable to Strong.
     o   MAKE ADDITIONAL INVESTMENTS

         Send an  Investment Form and a check or money order payable to Strong.

     o   EXCHANGE SHARES
         Send written instructions , including your account number, the dollar amount or number of shares you wish to exchange, the names and signatures of the owners or other authorized persons to exchange shares between Strong accounts with the same registered owners and taxpayer identification number.

     o   SELL SHARES

         Send written instructions, including your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners or other authorized persons, and the account mailing address.


BY TELEPHONE

You may  call  1-800-368-3863  to speak to a  customer  service  representative.
During times of unusual market activity, our customer service representatives may be busy, and you may experience a delay placing a telephone request. During these times, consider calling the Strong Direct(R) automated voice recognition system at 1-800-368-7550 or using our web site at www.Strong.com. With Strong Direct, you can access current Fund share prices and other Fund information and account information. You can manage your account by telephone in the following ways:


     o   OPEN AN ACCOUNT
         For accounts with the Exchange Option, you can exchange shares into a new Strong Fund.

     o   MAKE ADDITIONAL INVESTMENTS

         With Express Purchase, you can make additional investments to an existing account directly from your bank account.

     o   EXCHANGE SHARES

         For accounts with the Exchange Option,  you can exchange shares between
         Strong   accounts  with  the  same   registered   owners  and  taxpayer
         identification number.

     o   SELL SHARES
         For accounts with the Redemption Option, you can have a check mailed to your account's address, electronically transmitted to a pre-authorized bank account, or for the applicable fee, wired to a pre-authorized bank account.

AUTOMATICALLY
You can manage your account through automatic investment options in the following ways:

     o   MAKE ADDITIONAL INVESTMENTS

         AUTOMATIC INVESTMENT PLAN (AIP). An AIP allows you to make regular, automatic investments from your bank checking or savings account.

         PAYROLL DIRECT DEPOSIT. The Payroll Direct Deposit Plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Fund of your choice.

         DIVIDENDS AND CAPITAL GAINS. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions paid by check, in its discretion, the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863.

     o   EXCHANGE SHARES
         The Automatic Exchange Plan allows you to make regular, automatic exchanges between Strong accounts.

     o   SELL SHARES

         The Systematic Withdrawal Plan allows you to redeem a fixed sum from your account on a regular basis, and send it electronically to a bank account or as a check to you or anyone you properly designate.


BY WIRE

Please call a customer service representative for wire instructions. You can manage your account by wire in the following ways:

     o   OPEN AN ACCOUNT
         Prior to your investment, a signed, completed application must be on file with the Fund's transfer agent.


     o   MAKE ADDITIONAL  INVESTMENTS


     o   SELL SHARES
         For accounts with the Redemption Option, and for the applicable fee, you may have the proceeds wired to a pre-authorized bank account.


THROUGH THIRD PARTIES

When you transact through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction and other fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details. Broker-dealers, including the Fund's distributor, and other intermediaries, may sponsor or participate in promotional programs in which investors receive incentives for establishing accounts with the broker-dealer or intermediary and/or for purchasing shares of the Strong Funds. Contact your broker-dealer or intermediary, or consult the statement of additional information for more information on these programs. We and/or an affiliate, including the Fund's distributor, may make payments from our own resources to brokers, financial advisors, or others for selling or servicing Fund shares. You can manage your account through a third party in the following ways:


     o   OPEN AN ACCOUNT
     o   MAKE ADDITIONAL INVESTMENTS
     o   EXCHANGE SHARES
     o   SELL SHARES

IN PERSON

Visit  our  Investor  Center  in  Menomonee  Falls,  Wisconsin,  which  is  near
Milwaukee. Call a customer service representative or visit our web site for hours, directions, and the locations of our other Investor Centers.


INVESTMENT MINIMUMS When buying shares, you must meet the following investment minimum requirements:

                                    INITIAL INVESTMENT MINIMUM         ADDITIONAL INVESTMENT MINIMUM
-------------------------------------------------------------------------------------------------------------------
Regular accounts                            $2,500                                      $100
-------------------------------------------------------------------------------------------------------------------
Coverdell Education Savings Accounts,       $1,000                                      $100
traditional IRAs, Roth IRAs,
SEP IRAs, and UGMA/UTMA accounts
-------------------------------------------------------------------------------------------------------------------

SIMPLE IRAs and 403(b)(7),          the lesser of $250 or $25 per               $50
Keogh, Pension Plan,  Profit               month

Sharing Plan, and 401(k) Plan accounts*
-------------------------------------------------------------------------------------------------------------------

* IF YOU OPEN AN EMPLOYER SPONSORED RETIREMENT PLAN ACCOUNT FOR WHICH WE PROVIDE OR FOR WHICH ONE OF OUR ALLIANCE PARTNERS PROVIDES DOCUMENT OR ADMINISTRATIVE SERVICES, THERE IS NO INITIAL INVESTMENT MINIMUM.


ADDITIONAL INFORMATION

ACCOUNT OPTIONS AND SERVICES

Some account options and services are added to your account when it is opened, unless you choose otherwise, and some require registration. In addition, some options and services may be subject to additional restrictions or conditions. Call a customer service representative or visit our web site for more information or to request a Shareholder Account Options form.


CHECK WRITING

Strong Funds offer check writing on most bond and money market funds. Checks written on your account are subject to the Fund's prospectus and the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-368-3863 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases that were made more than ten days before the check is presented for payment. You cannot write a check to close an account.

CUSTOMER IDENTIFICATION REQUIREMENT
We are required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, we may be unable to open an account for you. If we are unable to verify your identity, we may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next NAV minus any applicable sales charge, and/or take other action we deem reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.


DUPLICATE COPIES OF DOCUMENTS
Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements, sharedrafts, and tax forms. Please call a customer service representative for more information.


EXCHANGING SHARES
An exchange of shares between Strong accounts is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds charge a redemption fee, as described in the appropriate Fund's prospectus. Purchases by exchange are subject to the investment requirements and other criteria of the Fund and class purchased. Please ask us for the appropriate prospectus, and read it before investing in any of the Strong Funds.


HOUSEHOLDING
If we mail financial reports, prospectuses, or other regulatory material directly to you, we attempt to reduce the volume of mail you receive by sending only one copy of these documents to your household. You can call us at 1-800-368-3863 or write to us at the address listed on the back of this prospectus to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.

LOW BALANCE ACCOUNT FEE

Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to shareholders whose combined Strong Funds assets total $100,000 or more. We will waive the fee if an account balance falls below the account's initial investment minimum due solely to market fluctuations.


MARKET TIMERS

 [To be updated.]


PURCHASES IN KIND
You may, if we approve, purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies.

PURCHASING SHARES
We only accept checks payable to Strong. We do not accept cash, checks drawn on banks outside the U.S., or credit card checks and we may not accept third-party checks. You will be charged $25 for every check or Electronic Funds Transfer returned unpaid. When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we will deposit the undesignated portion or the entire amount, as applicable, into the STRONG MONEY MARKET FUND. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the STRONG MONEY MARKET FUND, at the next NAV calculated after we accept your order.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

o INDIVIDUAL RETIREMENT PLANS, including traditional IRAs and Roth IRAs, call 1-800-368-3863.


o QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.


There may be special distribution requirements for a retirement account. For more information, call the appropriate number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 and a $50 fee for transferring assets to another custodian or for closing a retirement account. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes unless you transfer all of the proceeds to an eligible retirement plan.

SELLING SHARES

After your redemption request is accepted, we normally send your proceeds on the next day NAV is calculated (Business Day). Proceeds transmitted electronically will usually arrive at your bank two banking days after we process your transaction. Proceeds transmitted by wire will usually arrive at your bank the first banking day after we process your transaction. If no direction is provided as to how or where to deliver the proceeds , we will mail a check to the address on the account. Because the post office will not forward checks, please notify us if your address has changed. If you recently purchased shares, your redemption may be delayed up to ten days to allow the purchase payment to clear. If you request a specific dollar amount to be redeemed, and due to market fluctuation the account balance is less than the requested amount, we will redeem the remaining account balance. In some cases, your request will require a signature guarantee in order to process the redemption. Review the "Signature Guarantees" section that follows for details.


SIGNATURE GUARANTEES

A Medallion signature guarantee is designed to protect shareholders and a Fund against fraudulent transactions by unauthorized persons. The transactions for which a Fund will require a signature guarantee for all authorized owners of an account include, but are not limited to:

o When requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong account
o When establishing a bank address with no owner(s) in common with the Strong account owner(s), or when all Strong joint account owners are not also bank account owners
o When transferring the ownership of an account to another individual or organization
o    If adding/changing a name or adding/removing an owner on an account
o    If adding/changing the beneficiary on a transfer-on-death account, and
o When requesting to redeem or redeposit shares that have been issued in certificate form.

A Medallion signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not a substitute for a Medallion signature guarantee.


TELEPHONE AND ELECTRONIC TRANSACTIONS

We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine, and we may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received by telephone or electronically, provided we reasonably believe the instructions were genuine. For transactions through our automated voice recognition system and our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN, or password.


VERIFICATION OF ACCOUNT STATEMENTS
Contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

DISTRIBUTIONS

DISTRIBUTION POLICY

To the extent they are available, each Fund generally pays you dividends from net investment income monthly and distributes any net realized capital gains annually. Dividends are declared on each Business Day, except for bank holidays. Under normal circumstances, dividends earned on weekends, holidays, and other days when the Fund's NAV is not calculated are declared on the first Business Day preceding these days. Your investment generally earns dividends from the first Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of a Fund's NAV each day are normally accepted the next Business Day. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Your dividends and capital gains distributions will be automatically reinvested in additional Class Z shares of the Fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions by check, in its discretion, the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863.


TAXES

TAXABLE DISTRIBUTIONS


For federal tax purposes, any distributions you receive of net investment income (excluding qualified dividend income) and net short-term capital gains are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. Distributions of qualified dividend income generally will be taxable at long-term capital gains rates. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. In addition, each Fund's active trading approach may increase the amount of capital gains tax that you have to pay on the Funds' returns. Please note, however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states.


((Side Box))
---------------------------------------------------------
Generally, if your investment is in a traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.
---------------------------------------------------------

--------------------------------------------------------------------------------
RETURN OF CAPITAL

If your Fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you, which will generally reduce the cost basis of your shares. Such distributions may also be treated as a sale of your shares.

YEAR- END TAX STATEMENT
To assist you in tax preparation, after the end of each calendar year, we will send you a statement of your Fund's net investment income dividends (designating qualified dividend income) and net capital gains distributions (Form 1099).


BACKUP WITHHOLDING

By law, we must withhold 28% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.


((Side Box))
-----------------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:

o Investing a large amount in a Fund close to the end of the calendar year. If the Fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.


o Selling shares of a Fund at a loss if you have purchased (including reinvested dividends and distributions) additional shares of the same Fund within 30 days prior to the sale or if you plan to purchase additional shares of the same Fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on the transaction.
-----------------------------------------------------------


Because everyone's tax situation is unique, you should consult your tax professional for assistance.

RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including , but not limited to, exchange, automatic investment or redemption plans, or telephone, facsimile, and online account services, for any reason.

o Reject any purchase request for any reason including exchanges from other Strong Funds.


o    Change the minimum or maximum investment amounts.


o    Delay sending out redemption proceeds for up to seven days.


o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.


o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets. This includes redemptions made by check writing.

o Close any account that does not meet minimum investment requirements. We will give you 60 days' notice to increase your balance to the required minimum.


o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.


TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                        FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-3863    1-800-999-2780

BY MAIL                             BY OVERNIGHT DELIVERY
Strong Funds                        Strong Funds
P.O. Box 2936                       900 Heritage Reserve
Milwaukee,  WI 53201-2936           Menomonee Falls, WI 53051

ON THE INTERNET                     BY E-MAIL
View online or download documents:  SERVICE@STRONG.COM
Strong Funds: WWW.STRONG.COM
SEC*: www.sec.gov


This prospectus is not an offer to sell securities in places other than the United States and its territories.


*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE SEC AT
(202) 942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV.


Strong Advisor Bond Fund, a series of Strong Income Funds II, Inc., SEC file number: 811-7335
Strong Advisor Short Duration Bond Fund, a series of Strong Short-Term Global Bond Fund, Inc., SEC file number: 811-8320

                                                      PROSPECTUS | MARCH 1, 2004






                                                                          Strong
                                                                    Advisor Bond
                                                                            Fund

                                                                         CLASS K

                                                                [PICTURE OF MAN]
















                                                            STRONG [STRONG LOGO]



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


YOUR INVESTMENT

KEY INFORMATION

   What  is the Fund's  objective?..............................................
   What are the Fund's principal investment strategies?.........................
   What are the main risks of investing in the Fund?............................
   What are the Fund's fees and expenses?.......................................
   Who are the Fund's investment advisor and portfolio managers?................


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

   Legal Proceedings............................................................
   Percentage Restrictions......................................................
   A Word About Credit Quality..................................................
   Financial Highlights.........................................................


YOUR ACCOUNT

   Share Price..................................................................
   Qualified Investors..........................................................
   Managing Your Account........................................................
   Additional Information.......................................................
   Distributions................................................................
   Taxes........................................................................
   Reserved Rights..............................................................
   For More Information.........................................................



IN THIS PROSPECTUS, "WE," "US," OR "OUR" REFERS EITHER TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR FOR THE STRONG ADVISOR FUNDS, OR STRONG INVESTOR SERVICES, INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE STRONG ADVISOR FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION


WHAT  IS THE FUND'S  OBJECTIVE?


The STRONG ADVISOR BOND FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?


The ADVISOR BOND FUND invests, under normal conditions, at least 80% of its net assets in higher- and medium-quality corporate, mortgage- and asset-backed, U.S. Government (and its agencies and instrumentalities), and foreign government bonds. The Fund's duration will normally vary between three and six years. The Fund may also invest up to 20% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). These high-yield bonds may be either U.S. or foreign securities. The Fund may invest a significant amount in mortgage-backed and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.


((Side Box))
--------------------------------------------------------------------------------
DURATION is a general measure of risk that indicates the sensitivity of a bond portfolio to changes in interest rates. The higher the duration, the greater the potential share-price volatility of the Fund.
--------------------------------------------------------------------------------


Although the Fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the managers may select securities with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons, including a manager's view on the direction of future interest-rate movements and the potential for credit improvement.


To select securities for the portfolio, the managers engage in thorough, security-by-security research as well as rigorous analysis of general economic conditions. Generally, security selection in the Treasury and mortgage- and asset-backed marketplaces is driven by quantitative analysis (focusing on such factors as duration, yield spreads, and the yields at different maturities of suitable investments); and corporate security selection is driven by rigorous research on the finances, industry, and capital structure of corporate issuers.


The Fund's managers may sell a holding if its value becomes unattractive (for example, when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive returns). Also, the managers may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Fund's managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the Fund may not achieve its investment objective.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

BOND RISKS: The major risks of the Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines, and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

ACTIVE MANAGEMENT RISK: The Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

ACTIVE TRADING RISK: The Fund's use of an active trading approach may increase the Fund's costs and reduce the Fund's performance.


DERIVATIVES RISK: Derivatives include such instruments as futures, options, and swap agreements. When investing in futures, the Fund is exposed to the risk that the security's future value may be higher or lower at the time of sale or purchase, respectively. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures, or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. In entering into swap agreements, the Fund is exposed to the risk of counterparty default and adverse changes in the relationship of the swap payments and the value of the underlying index or instrument. Derivatives may be illiquid, and the market for derivatives is largely unregulated. The Fund's use of derivatives may not always be a successful hedge, and using them could lower the Fund's yield.

GOVERNMENT-SPONSORED ENTITIES RISKS: Economic, business, or political developments may affect the ability of federal, state, and local government-sponsored entities, obligors, and guarantors to repay principal and to make interest payments. In addition, government-sponsored entity securities (e.g., securities issued by Fannie Mae) may not be backed by the full faith and credit of the sponsoring federal, state, or local government.



HIGH-YIELD BOND RISKS: Lower-quality bonds, commonly known as high-yield bonds or junk bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher returns, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit-quality risk). If that happens, the Fund's share price may decrease and its income distributions may be reduced, and the value of the bond may decrease. An economic downturn or period of rising interest rates (interest-rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease their value.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer before its scheduled due date. If that happens, the Fund may have to reinvest the prepayments in a less attractive security and this could reduce the Fund's share price and its income distributions. Variations in the principal prepayment speed may be caused by a number of economic and market factors and could directly affect the amount of the interest received on and the yield of these securities. Stripped mortgage- and asset-backed securities, such as interest-only and principal-only securities, receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.


NOT INSURED RISK: An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


SECURITIES LENDING RISK: The Fund may lend a significant amount of its portfolio securities in a securities lending program. The securities lending program allows a Fund to lend its portfolio securities, up to 33 1/3% of the Fund's total assets (including any cash collateral received to secure the loan), to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (e.g., the borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (e.g., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

The Fund is appropriate for investors who are comfortable with the risks described here and whose financial goals are four or more years in the future. The Fund is not appropriate for investors concerned primarily with principal stability. It is possible to lose money by investing in the Fund.

FUND STRUCTURE
The Fund has adopted a multiple class plan and may offer one or more classes of shares. Only the Class K shares are offered in this prospectus. The principal differences among the classes are each class' sales charges, if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses. The Class K shares, which are not subject to a sales charge or distribution fee, are available only to certain types of investors (see "Qualified Investors").


FUND PERFORMANCE

The following return information illustrates how the performance of the Fund's Class K shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with returns of a broad measure of market performance and an index of funds with similar investment objectives.


The performance results for the Fund's Class K shares, which were first offered on December 31, 2001, are based on the historical performance of the Fund's former Institutional Class shares from inception to December 31, 2001, recalculated to reflect the higher expenses associated with Class K shares. The Institutional Class shares are not offered by this prospectus. The returns for the Class K shares are substantially similar to those of the Institutional Class shares because each is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares.

Please keep in mind that the past performance of the Fund, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS

   ------------------------------
        Year       Advisor Bond
   ------------------------------
   ------------------------------
        1997             18.5%
   ------------------------------
   ------------------------------
        1998             10.5%
   ------------------------------
   ------------------------------
        1999              1.0%
   ------------------------------
   ------------------------------
        2000              8.8%
   ------------------------------
   ------------------------------
        2001              7.5%
   ------------------------------
   ------------------------------
        2002               6.3%
   ------------------------------
   ------------------------------

        2003
   ------------------------------


BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

FUND NAME                             BEST QUARTER RETURN                 WORST QUARTER RETURN
------------------------------------- ----------------------------------- -----------------------------------

Advisor Bond


AVERAGE ANNUAL TOTAL RETURNS

                                                              AS OF 12-31-03

--------------------------------------------------------------- ------------ ----------- ------------------------

 FUND/INDEX                                                      1- YEAR     5- YEAR    SINCE FUND INCEPTION(1)

--------------------------------------------------------------- ------------ ----------- ------------------------
--------------------------------------------------------------- ------------ ----------- ------------------------
 ADVISOR BOND
--------------------------------------------------------------- ------------ ----------- ------------------------
--------------------------------------------------------------- ------------ ----------- ------------------------

   Return Before Taxes

--------------------------------------------------------------- ------------ ----------- ------------------------
--------------------------------------------------------------- ------------ ----------- ------------------------

   Return After Taxes on Distributions

--------------------------------------------------------------- ------------ ----------- ------------------------
--------------------------------------------------------------- ------------ ----------- ------------------------

   Return After Taxes on Distributions and Sale of Fund Shares

--------------------------------------------------------------- ------------ ----------- ------------------------
--------------------------------------------------------------- ------------ ----------- ------------------------

 Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(2)

--------------------------------------------------------------- ------------ ----------- ------------------------
--------------------------------------------------------------- ------------ ----------- ------------------------

 Lipper Intermediate Investment Grade Debt Funds Index
 (reflects no deduction for fees, expenses, or taxes(3)

--------------------------------------------------------------- ------------ ----------- ------------------------

(1) THE ADVISOR BOND FUND COMMENCED OPERATIONS ON DECEMBER 31, 1996 AND FIRST OFFERED CLASS K SHARES ON DECEMBER 31, 2001.

(2) THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC-REGISTERED, TAXABLE, AND DOLLAR-DENOMINATED.

(3) THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS IN THIS LIPPER CATEGORY.

AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTMENTS THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

The Fund's since inception return was significantly enhanced by the use of short-term trading strategies involving new issues and other limited opportunity investments. You should not expect that such favorable returns can be consistently achieved.

For current yield information on the Fund, call 1-888-405-4015.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


The costs of operating the Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they do not appear on your account statement, but instead reduce the total return you receive from your Fund investment.

The Annual Fund Operating Expenses table and Example table shown below are based on annualized actual expenses incurred during the Fund's fiscal period ended October 31, 2003. Please keep in mind that as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

The Class K shares of the Fund are 100% no-load, so you pay no up-front sales load to buy or sell shares.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee (1)                                                   0.23%
Other Expenses                                                       0.87%
                                                                     ----
Total Annual Fund Operating Expenses                                 1.10%(2)


(1) THE FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS.


(2) TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT REFLECT OUR VOLUNTARY WAIVER OF FEES AND/OR EXPENSE ABSORPTIONS FOR THE K SHARES OF THE ADVISOR BOND FUND. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING EXPENSES AS OF OCTOBER 31, 2003, WERE 0.89%. WE CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.



EXAMPLE: This example is intended to help you compare the cost of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund , reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     1 YEAR           3 YEARS         5 YEARS        10 YEARS
------------------ --------------- --------------- -------------

       $112            $350            $606          $1,340


WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?


Strong Capital Management, Inc. (Strong) is the investment advisor for the Fund. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $__ billion as of December 31, 2003. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's mailing address is P.O. Box 2936, Milwaukee, WI 53201.


As compensation for its advisory services, the Fund pays Strong a management fee at the annual rate specified below of the average daily net asset value of the Fund.

AVERAGE DAILY NET ASSETS                           ANNUAL MANAGEMENT FEE RATE
--------------------------------------------- ----------------------------------
For assets under $4 billion                                 0.23%
For the next $2 billion assets                              0.205%
For assets $6 billion and above                             0.180%

The following individuals are the Fund's Portfolio Managers.


ASHOK K. BHATIA co-manages the ADVISOR BOND FUND. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and has earned the right to use the Chartered Financial Analyst(R) designation. He has co-managed the ADVISOR BOND FUND since July 2002. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a fixed income investments group associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.


THOMAS M. PRICE co-manages the ADVISOR BOND FUND. He has co-managed the ADVISOR BOND FUND since July 2002 and has earned the right to use the Chartered Financial Analyst designation. He joined Strong in April 1996 as a research analyst and became a fixed income Portfolio Co-Manager in May 1998. From July 1992 to April 1996, he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991, he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree of business administration in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


LEGAL PROCEEDINGS



The United States Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), and the Wisconsin Department of Financial Institutions ("WDFI") are investigating active trading of the Strong Funds by employees of Strong Capital Management, Inc. ("Strong"), including Richard S. Strong, former Chairman of Strong. The Independent Directors of the Strong Funds are also investigating these matters, with the assistance of counsel and an independent consulting firm. The Independent Directors intend to obtain appropriate redress if they determine that the Strong Funds were harmed. Effective November 2, 2003, the Independent Directors accepted Mr. Strong's resignation as Chairman of the Strong Funds' Boards. Effective December 2, 2003, Mr. Strong resigned as Director of the Funds' Boards, as Chairman, Chief Investment Officer, and Director of Strong, and as Chairman and Director of Strong Financial Corporation, and its affiliates.

Strong is aware of a complaint filed and simultaneously settled on September 3, 2003 (the "Complaint"), by NYAG on behalf of the State of New York, against Canary Capital Partners, LLC, et al. (collectively, "Canary"), which alleges that Canary engaged in certain improper trading practices characterized as "late-day trading" and "market timing" with various mutual funds. Strong and certain Strong Funds are referenced, although not named as parties in the Complaint, with respect to the market timing allegations. On September 5, 2003, the SEC began an inquiry based on matters related to, and set forth in, the Complaint. On September 24, 2003, the WDFI asked that certain information and documents be provided related to the matters referenced in the Complaint. Strong is currently cooperating fully with the NYAG, the SEC, and the WDFI, with respect to their separate inquiries into these matters. On September 26, 2003, Strong announced its commitment to make appropriate reimbursement if it is determined that the transactions set forth in the Complaint adversely affected investors in the Strong Funds referenced in the Complaint. On October 30, 2003, Mr. Strong announced that he has committed to personally compensate the Strong Funds for any financial losses they may have experienced as a result of his transactions.

As of the date of this prospectus, Strong is aware of multiple shareholder class and derivative actions ("Actions") filed since September 4, 2003, with respect to the factual matters referenced in the Complaint naming, among others, Strong, Strong Funds, Strong Investments Inc., Strong affiliates, and certain of their officers and directors as defendants. These Actions have been filed in the following federal and state courts: U.S. District Court for the Southern District of New York; U.S. District Court, District of New Jersey (Newark); U.S. District Court, Eastern District of Wisconsin, Milwaukee Division; U.S. District Court, Western District of Wisconsin; Superior Court of New Jersey Law Division of Hudson; State of Wisconsin Circuit Court, Milwaukee County; State of Wisconsin Circuit Court Waukesha County; Supreme Court of the State of New York; and Superior Court of the State of California, County of Los Angeles. The Actions do not differ materially in terms of allegations and demands for relief. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and made false and misleading statements in the funds' prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs' attorneys' fees and experts' fees, and/or replacement of the Board of Directors of the Strong Funds. Additional lawsuits may be filed in the same or other venues presenting allegations and demands for relief. Strong expects that any such lawsuits would contain allegations including the matters discussed in this prospectus and that the demands for relief would not materially differ from those described above.


PERCENTAGE RESTRICTIONS


The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest (Percentage Restrictions). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

The Fund has adopted a non-fundamental policy to provide 60-days' advance notice to shareholders if it changes its strategy of investing, under normal conditions, at least 80% of its net assets in a particular type of investment, industry, country, or geographic region.


A WORD ABOUT CREDIT QUALITY


Credit quality measures the issuer's expected ability to pay interest and principal payments on time for a specific type of investment. Credit quality ratings are of two types: long-term and short-term, and each type of credit rating distinguishes between investment-grade and non-investment-grade credit quality. In this prospectus, we may discuss credit quality by referring to "higher quality," "medium quality," "lower quality," and "in default." Investment-grade securities are those securities we describe as higher or medium quality, and non-investment-grade securities (also called high-yield securities or "junk bonds") are those securities we describe as lower quality or in default. The following chart shows the credit quality breakdown and relates each type to Standard & Poor's (S&P) long-term credit ratings:


CREDIT                                                                      S&P'S RATINGS GROUP
QUALITY        S&P'S DEFINITION
-------------- ------------------------------------------------------------ --------------------
-------------- ------------------------------------------------------------ --------------------
Higher         Extremely strong capacity to meet financial commitment       AAA
               ------------------------------------------------------------ --------------------
               ------------------------------------------------------------ --------------------
               Very strong capacity to meet financial commitment            AA
               ------------------------------------------------------------ --------------------
               ------------------------------------------------------------ --------------------
               Strong capacity to meet financial commitment                 A
-------------- ------------------------------------------------------------ --------------------
-------------- ------------------------------------------------------------ --------------------
Medium         Adverse conditions or changing circumstances are more        BBB
               likely to lead to a weakened capacity to meet financial
               commitment
-------------- ------------------------------------------------------------ --------------------
-------------- ------------------------------------------------------------ --------------------
Lower          Uncertainties or adverse conditions could lead to an         BB
               inadequate capacity to meet financial commitment
               ------------------------------------------------------------ --------------------
               ------------------------------------------------------------ --------------------
               Adverse conditions will likely impair capacity or            B
               willingness to meet financial commitment
               ------------------------------------------------------------ --------------------
               ------------------------------------------------------------ --------------------

               Adverse conditions will likely cause  no capacity to meet   CCC
               financial commitment

               ------------------------------------------------------------ --------------------
               ------------------------------------------------------------ --------------------
               Currently highly vulnerable to nonpayment                    CC or C
-------------- ------------------------------------------------------------ --------------------
-------------- ------------------------------------------------------------ --------------------
In default     Probably in default                                          D
-------------- ------------------------------------------------------------ --------------------

Note:  S&P is only one example of a  nationally  recognized  statistical  rating
organization.   Other  rating   organizations   use  similar  long-term  ratings
definitions.


A security's credit quality rating is determined at the time of investment through credit research and analysis and, where available, credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a security is in a specific credit-quality rating category, the highest rating assigned to a security by any NRSRO may be used. If a security is not rated by an NRSRO, Strong's internal credit research and analysis is used to rate the security. Investments in lower-quality securities (especially non-rated securities) will be more dependent on Strong's internal credit analysis than would be higher- and medium-quality securities.

The Fund may invest in lower-quality securities and a higher- or medium-quality security may be downgraded after the Fund's investment. Lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, obligor, or guarantor. Also, lower-quality securities are less liquid, meaning that they may be harder to sell than comparable securities of higher quality because the demand for them may be lower and there may be fewer potential buyers, and they have a higher risk of becoming illiquid. This lack of liquidity may lower the value of these securities, the Fund's net asset value, and your investment.


FINANCIAL HIGHLIGHTS


This information describes the performance of the Fund's Class K shares for the periods shown. Certain information reflects financial results for a single Class K share outstanding for the entire period. "Total Return" shows how much an investment in the Class K shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



                                                                    YOUR ACCOUNT

SHARE PRICE


Your price for buying, selling, or exchanging shares of a specific class of the Fund is the net asset value per share (NAV) for that class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange
(NYSE) (usually 3:00 p.m., Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the value of the securities in the Fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. The value of debt securities in the Fund's portfolio may be determined by an independent pricing service that utilizes matrix pricing and/or pricing models to derive a price for a normal, institutional-sized trading unit of a security, and for non-rated or thinly traded securities. Matrix pricing and/or pricing models may utilize cash-flow models as well as asset valuations and trading data for comparable securities. The price evaluation made by a pricing service is not a guarantee that an individual security held by the Fund can be sold for that particular price at any particular time. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Advisor Funds. A security's "fair value" may differ from the price next available from the market, the pricing service, or broker depending on the method of fair valuation used.


((Side Box))
--------------------------------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing the Fund's net assets attributable to the class of shares (the value of the Fund's investments, cash, and other assets attributable to the class of shares minus the Fund's liabilities attributable to the class of shares) by the number of shares in the class outstanding.
--------------------------------------------------------------------------------

FOREIGN SECURITIES

Some of the Fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate a NAV. As a result, the value of the Fund's investments may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate the Fund's NAV. Events affecting the values of foreign securities that occur after the time a foreign exchange assigns a price to the foreign securities and before the time when we calculate the Fund's NAV generally will be reflected in the Fund's NAV if we, under the supervision of the Board of Directors of the Strong Advisor Funds, determine that such significant events require fair valuation of those portfolio securities that may be affected by the event.


QUALIFIED INVESTORS


Only certain types of investors qualify to purchase Class K shares of the Fund, such as employer-sponsored retirement plans, and indirectly, their participants, for which we or the Fund's distributor, or an affiliate, has entered into an agreement to provide bundled retirement plan recordkeeping services. See the Fund's statement of additional information for more information on qualified investors.


MANAGING YOUR ACCOUNT

This section describes the ways you can manage your account in the Fund.

ONLINE
At WWW.STRONG.COM, you will find general information about investing, daily performance information, portfolio manager commentaries, and information on your retirement plan provisions. If you are a retirement plan participant, you may access your retirement plan account information and exchange Fund shares in a retirement plan account for shares of another Fund offered by the retirement plan 24 hours a day from your personal computer with Strong netDirect(R). Encryption technology and passwords help to protect your account information.

BY TELEPHONE

Please call 1-888-405-4015 to access the Strong PhoneConnectSM Automated Telephone System. Strong PhoneConnect enables you to use a touch-tone phone to access retirement plan account information, exchange shares of the Fund in a retirement plan account for shares of another Fund offered by the retirement plan, change investment elections, and, if you are eligible for a distribution from your retirement plan, initiate a distribution. Passwords help to protect your account information.


ADDITIONAL INFORMATION

ACCOUNT OPTIONS AND SERVICES
Some account options and services are added to your account when it is opened, unless you choose otherwise, and some require registration. In addition, some account options and services may be subject to additional restrictions or conditions. Visit our web site or contact your plan sponsor for more information.


CUSTOMER IDENTIFICATION REQUIREMENT
We are required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, we may be unable to open an account for you. If we are unable to verify your identity, we may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next NAV minus any applicable sales charge, and/or take other action we deem reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.


EXCHANGING SHARES
An exchange of shares between Strong accounts is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds charge a redemption fee as described in the appropriate Fund's prospectus. Purchases by exchange are subject to the investment requirements and other criteria of the Fund and class purchased. Please ask us for the appropriate prospectus, and read it before investing in any of the Strong Funds.

MARKET TIMERS

 [To be updated.]


TELEPHONE AND ELECTRONIC TRANSACTIONS

We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine, and we may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone or electronically, provided we reasonably believe the instructions were genuine. For transactions through our automated voice-recognition system and our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement, or if you believe someone has obtained unauthorized access to your account, PIN, or password.


VERIFICATION OF ACCOUNT STATEMENTS
Contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

DISTRIBUTIONS

DISTRIBUTION POLICY

To the extent they are available, the Fund generally pays you dividends from net investment income monthly and distributes net realized capital gains annually. Dividends are declared on each day NAV is calculated (Business Day), except for bank holidays. Under normal circumstances, dividends earned on weekends, holidays, and other days when the Fund's NAV is not calculated are declared on the first Business Day preceding these days. Your investment generally earns dividends from the first Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of the Fund's NAV each day are normally accepted the next Business Day. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Dividends and capital gains distributions for accounts in a retirement plan will be automatically reinvested in additional Class K shares of the Fund.

TAXES

The following tax information may be applicable depending on the features of your qualified plan. For further information, please contact your tax advisor.

TAXABLE DISTRIBUTIONS

Generally, if your investment is in a tax-advantaged account, your dividends and distributions will not be taxed at the time they are paid, but may be taxed at the time you withdraw them from your account. For federal tax purposes, any distributions you receive of net investment income (excluding qualified dividend income) and net short-term capital gains are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and even though you reinvest your distributions. Distributions of qualified dividend income generally will be taxable at long-term capital gains rates. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. In addition, the Fund's active trading approach may increase the amount of capital gains tax that you have to pay on the Fund's returns. Please note, however, under federal law, the interest income from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states.


RETURN OF CAPITAL

If your Fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you, which will generally reduce the cost basis of your shares. Such distributions may also be treated as a sale of your shares.


BACKUP WITHHOLDING

By law, we must withhold 28% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.


((Side Box))
-------------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as a 401(k), YOU MAY WANT TO AVOID:
o Investing a large amount in a Fund close to the end of the calendar year. If the Fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.

o Selling shares of a Fund at a loss if you have purchased (including reinvested dividends and distributions) additional shares of the same
     Fund within 30 days prior to the sale or if you plan to purchase additional shares of the same
     Fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on the transaction.

-------------------------------------------------------

Because everyone's tax situation is unique, you should consult your tax professional for assistance.

RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including but not limited to, exchange, automatic investment or redemption plans, or telephone, facsimile, and online account services, for any reason.

o Reject any purchase request for any reason, including exchanges from other Strong Funds.


o    Change the minimum or maximum investment amounts, if any.


o    Delay sending out redemption proceeds for up to seven days.


o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.


o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets.

o Close any account that does not meet minimum investment requirements, if any. We will give you 60 days' notice to increase your balance to the required minimum.


o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus, even though it is not physically contained within this prospectus.


TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                               BY OVERNIGHT DELIVERY

1-888-405-4015                             Strong Retirement Plan Services
                                           One Hundred Heritage Reserve

BY MAIL                                    Menomonee Falls, WI  53051
Strong  Retirement Plan Services
P.O. Box 2936                              ON THE INTERNET
Milwaukee,  WI  53201-2936                 View online or download documents:
                                           Strong Funds:  WWW.STRONG.COM
                                           SEC*: www.sec.gov

This prospectus is not an offer to sell securities in places other than the United States and its territories.


*INFORMATION ABOUT THE FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE SEC AT
(202) 942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT THE FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV.


Strong Advisor Bond Fund, a series of Strong Income Funds II, Inc., SEC file number: 811-7335

                                                      PROSPECTUS | MARCH 1, 2004



[INSTITUTIONAL CLASS (written vertically)]






                                                                          Strong
                                                                          Income
                                                                           Funds


                                                                [PICTURE OF MAN]








                                      Strong Advisor Bond Fund
                            Strong Advisor Municipal Bond Fund

                                    Strong Corporate Bond Fund
                             Strong Government Securities Fund
                                   Strong High-Yield Bond Fund
                                   Strong Short-Term Bond Fund







                                                             STRONG[STRONG LOGO]



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


YOUR INVESTMENT

KEY INFORMATION


What  are the Funds'  objectives?...............................................
What  are the Funds'  principal investment strategies?..........................
What are the main risks of investing in the Funds?..............................
What  are the Funds'  fees and  expenses?.......................................
Who  are the Funds'  investment advisor and portfolio managers?.................



OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


Legal Proceedings...............................................................
Percentage Restrictions.........................................................
Historical Performance..........................................................
A Word About Credit Quality.....................................................
Comparing the Funds.............................................................
Taxable Investments.............................................................
If You Are Subject to the Alternative Minimum Tax...............................
Financial Highlights............................................................



YOUR ACCOUNT

Share Price.....................................................................
Managing Your Account...........................................................
Investment Minimums.............................................................
Additional Information..........................................................
Distributions...................................................................
Taxes...........................................................................
Reserved Rights.................................................................
For More Information............................................................


IN THIS PROSPECTUS, "WE," "US," OR "OUR" REFERS EITHER TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR FOR THE STRONG FUNDS AND STRONG ADVISOR FUNDS, OR STRONG INVESTOR SERVICES, INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE STRONG FUNDS AND STRONG ADVISOR FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?


The STRONG ADVISOR BOND FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

The STRONG ADVISOR MUNICIPAL BOND FUND seeks total return by investing for a high level of federal tax-exempt current income.


The STRONG CORPORATE BOND FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

The STRONG GOVERNMENT SECURITIES FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

The STRONG HIGH-YIELD BOND FUND seeks total return by investing for a high level of current income and capital growth.

The STRONG SHORT-TERM BOND FUND seeks total return by investing for a high level of current income with a low degree of share-price fluctuation.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?


The ADVISOR BOND FUND invests, under normal conditions, at least 80% of its net assets in higher- and medium-quality corporate, mortgage- and asset-backed, U.S. Government (and its agencies and instrumentalities), and foreign government bonds. The Fund's duration will normally vary between three and six years. The Fund may also invest up to 20% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). These high-yield bonds may be either U.S. or foreign securities. The Fund may invest a significant amount in mortgage-backed and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

((Side Box))

--------------------------------------------------------------------------------

DURATION is a general measure of risk that indicates the sensitivity of a bond portfolio to changes in interest rates. The higher the duration, the greater the potential share-price volatility of the Fund.

--------------------------------------------------------------------------------


The ADVISOR MUNICIPAL BOND FUND invests, under normal conditions, at least 80% of its net assets in municipal bonds. At least 75% of the Fund's net assets will be invested in higher-quality securities (e.g., securities rated AAA to A by Standard & Poor's Ratings Group (S&P)) as determined at the time of purchase. Under normal conditions, the Fund expects to invest primarily in municipal bonds whose interest is exempt from the federal alternative minimum tax (AMT). The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity). The Fund typically maintains an average effective maturity of between 5 and 20 years.

The CORPORATE BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds issued by U.S. companies including intermediate-maturity bonds. Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds
(commonly referred to as junk bonds) with positive or improving credit fundamentals. The Fund's average effective maturity will normally be between seven and twelve years. The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

The GOVERNMENT SECURITIES FUND invests, under normal conditions, at least 80% of its net assets in higher-quality bonds issued by the U.S. Government or its agencies. The Fund's average effective maturity will normally be between three and fifteen years. The Fund may also invest up to 20% of its net assets in U.S. dollar-denominated foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

The HIGH-YIELD BOND FUND invests, under normal conditions, at least 80% of its net assets in lower-quality, high yield bonds of corporate issuers (e.g., bonds rated from BB to C by S&P). The Fund will typically maintain an average effective maturity between five and ten years. The Fund may invest up to 20% of its net assets in common stocks and securities that are convertible into common stocks. The Fund may also invest up to 25% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.

The SHORT-TERM BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds, including short- and intermediate-term corporate, mortgage- and asset-backed, and U.S. Government (and its agencies) bonds. The Fund invests at least 75% of its net assets in higher- and medium-quality bonds (e.g., bonds rated BBB and higher by S&P). The Fund's average effective maturity will normally be three years or less. The Fund may also invest up to 25% of its net assets in lower-quality, high-yield bonds (e.g., bonds rated BB to C by S&P). The Fund may also invest up to 25% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity.

Although each Fund, except the ADVISOR MUNICIPAL BOND FUND, invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the managers may select securities with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons, including a manager's view on the direction of future interest-rate movements and the potential for credit improvement.


To select securities for each Fund's portfolio, the manager(s) engage in thorough, security-by-security research as well as rigorous analysis of general economic conditions. Generally, security selection in the Treasury and mortgage- and asset-backed marketplaces is driven by quantitative analysis (focusing on such factors as duration, yield spreads, and the yields at different maturities of suitable investments); and corporate security selection is driven by rigorous research on the finances, industry, and capital structure of corporate issuers.


The managers of each Fund may sell a holding if its value becomes unattractive (for example, when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive returns). Also, the managers may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments, except the ADVISOR MUNICIPAL BOND FUND does not invest in foreign securities) as a temporary defensive position during adverse market, economic, or political conditions if the Fund's managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the Fund may not achieve its investment objective.

((Side Box))
Municipal bonds are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal bonds can be issued to obtain money for public purposes or for privately operated facilities or projects. Some municipal bonds pay interest that is exempt from federal income tax. Examples of municipal securities are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

BOND RISKS: The major risks of each Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines, and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

ACTIVE MANAGEMENT RISK: Each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.


ACTIVE TRADING RISK: The ADVISOR BOND FUND'S, the CORPORATE BOND FUND'S, the GOVERNMENT SECURITIES FUND'S, the HIGH-YIELD BOND FUND'S, and the SHORT-TERM BOND FUND'S use of an active trading approach may increase the Fund's costs and reduce the Fund's performance.

DERIVATIVES RISK: Derivatives include such instruments as futures, options, and swap agreements. When investing in futures, the Fund is exposed to the risk that the security's future value may be higher or lower at the time of sale or purchase, respectively. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures, or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. In entering into swap agreements, the Fund is exposed to risk of counterparty default and adverse changes in the relationship of the swap payments and the value of the underlying index or instrument. Derivatives may be illiquid and the market for derivatives is largely unregulated. The Fund's use of derivatives may not always be a successful hedge and using them could lower the Fund's yield.

FOREIGN SECURITIES RISKS: For the CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, the HIGH-YIELD BOND FUND and the SHORT-TERM BOND FUND, foreign investments may be subject to currency-rate fluctuations, political and economic instability, along with different financial reporting standards and taxes, less liquidity, and less-strict regulation of securities markets than U.S. investments.

GOVERNMENT-SPONSORED ENTITIES RISKS: Economic, business, or political developments may affect the ability of federal, state, and local government-sponsored entities, obligors, and guarantors to repay principal and to make interest payments. In addition, government-sponsored entity securities (e.g., securities issued by Fannie Mae) may not be backed by the full faith and credit of the sponsoring federal, state, or local government.

HIGH-YIELD  BOND RISKS:  For the ADVISOR BOND FUND, the CORPORATE BOND FUND, the
HIGH-YIELD BOND FUND, and the SHORT-TERM BOND FUND, lower-quality bonds, commonly known as high-yield bonds or junk bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher returns, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit-quality risk). If that happens, the Fund's share price may decrease and its income distributions may be reduced, and the value of the bond may decrease. An economic downturn or period of rising interest rates (interest-rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease their value.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS: For the ADVISOR BOND FUND, the CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, and the SHORT-TERM BOND FUND, mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer before its scheduled due date. If that happens, the Fund may have to reinvest the prepayments in a less attractive security and this could reduce the Fund's share price and its income distributions. Variations in the principal prepayment speed may be caused by a number of economic and market factors and could directly affect the amount of the interest received on and the yield of these securities. Stripped mortgage- and asset-backed securities, such as interest-only and principal-only securities, receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile.

MUNICIPAL RISK: For the ADVISOR MUNICIPAL BOND FUND, economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. This could result in fluctuations in the Fund's returns.

NOT U.S. GUARANTEED RISK: For the GOVERNMENT SECURITIES FUND, not all of its investments in securities of the U.S. Government and its sponsored entities (e.g., Freddie Mac and Fannie Mae), including mortgage- and asset-backed securities guaranteed or issued by these government sponsored entities (e.g., MBSs, CMOs, and REMICs), are directly guaranteed or insured by the U.S. Government or backed by the full faith and credit of the U.S. Government. U.S. Treasury bills, notes, bonds, and inflation-indexed notes and bonds are among the securities that are backed by the full faith and credit of the U.S. Government.


NOT INSURED RISK: An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


SECURITIES LENDING RISK: The ADVISOR BOND FUND and GOVERNMENT SECURITIES FUND may lend a significant amount of its portfolio securities in a securities lending program. The securities lending program allows a Fund to lend its portfolio securities, up to 33 1/3% of the ADVISOR BOND FUND'S total assets and 33 1/3% of the GOVERNMENT SECURITIES FUND'S net assets (including any cash collateral received to secure the loan), to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (e.g., the borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (e.g., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

The Funds are appropriate for investors who are comfortable with the risks described here. The ADVISOR BOND Fund, the ADVISOR MUNICIPAL BOND FUND, the CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, and the HIGH-YIELD BOND FUND are appropriate for investors whose financial goals are four or more years in the future. The SHORT-TERM BOND FUND is appropriate for investors whose financial goals are two or more years in the future. The Funds are not appropriate for investors concerned primarily with principal stability. It is possible to lose money by investing in the Funds.


FUND STRUCTURE
Each of the Funds has adopted a multiple class plan and may offer one or more classes of shares. Only the Institutional Class shares are offered in this prospectus. The principal differences among the classes are each class' sales charges, if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses.

FUND PERFORMANCE
The following return information illustrates how the performance of the Funds' Institutional Class shares can vary, which is one indication of the risks of investing in the Funds. The information also provides some indication of the risks of investing in the Funds by showing how each Fund's average annual returns compare with returns of a broad measure of market performance and an index of funds with similar investment objectives.


Performance results for the Institutional Class shares, which were first offered on August 31, 1999, for the CORPORATE BOND FUND, the GOVERNMENT SECURITIES FUND, and the SHORT-TERM BOND FUND, and on July 31, 2001, for the HIGH-YIELD BOND FUND, are based on the historical performance of each Fund's Investor Class shares from the inception of each Fund up to August 30, 1999, and July 31, 2001, respectively. The Investor Class shares of these Funds, which are not offered by this prospectus, achieved performance results that are lower than those that are expected to be achieved by the Institutional Class shares because the Investor Class shares are invested in the same portfolio of securities but are subject to a higher annual expense ratio. The returns for the Institutional Class are similar to those of the Investor Class shares because each class is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares.

The ADVISOR MUNICIPAL BOND FUND was organized to acquire all of the assets and assume all of the liabilities of the State Street Research Tax-Exempt Fund (SSR
Fund). This acquisition, which involved the issuance of Institutional Class shares of the Fund to the Class S shareholders of the SSR Fund in exchange for the SSR Fund's assets and liabilities, was effected on March 7, 2003. Accordingly, the Fund is the successor to the SSR Fund. As a result, the ADVISOR MUNICIPAL BOND FUND'S return information prior to the acquisition was derived from the performance of the Class S shares of the SSR Fund.

The performance results for the ADVISOR MUNICIPAL BOND FUND'S Institutional Class (formerly Class S) shares, which were first offered on June 7, 1993, are based on the historical performance of the Fund's Class A shares from the inception of the Fund through June 6, 1993, recalculated to reflect that the Fund's Institutional Class shares are sold without a sales charge. The returns for the Institutional Class shares are substantially similar to those of the Class A shares because each class is invested in the same portfolio of securities and the differences generally relate to the differences in the fees and expenses of each class of shares.


Please keep in mind that the past performance, before and after taxes, does not represent how the Funds will perform in the future. The information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS

-----------------------------------------------------------------------------------------------------------------

Year       Corporate       Government     Short-Term Bond     Advisor       High-Yield Bond      Advisor Bond
             Bond          Securities                      Municipal Bond

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

1994         -1.3%           -3.4%             -1.6%           -6.56%              -

-----------------------------------------------------------------------------------------------------------------
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1995         25.4%           19.9%             12.0%           16.76%             -

-----------------------------------------------------------------------------------------------------------------
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1996         5.5%             2.8%             6.8%             3.30%           26.8%

-----------------------------------------------------------------------------------------------------------------
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1997         11.9%            9.1%             7.2%            10.33%            16.0%              18.9%

-----------------------------------------------------------------------------------------------------------------
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1998         7.2%             8.1%             4.9%            6.07%             3.1%               10.8%

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1999         -0.2%           -0.8%             4.5%            -4.11%            7.8%               1.3%

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

2000         8.4%            11.8%             7.7%            10.44%           -7.1%              9.1%

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

2001         7.3%             9.2%              4.9%          4.97%             -0.5%              7.8%

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

2002         1.7%            11.0%             1.1%            9.24%            -5.9%              6.7%

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

2003

-----------------------------------------------------------------------------------------------------------------

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

FUND NAME                             BEST QUARTER RETURN                 WORST QUARTER RETURN
------------------------------------- ----------------------------------- -----------------------------------

Corporate Bond
Government Securities
Short-Term Bond
Advisor Municipal Bond
High-Yield Bond
Advisor Bond


AVERAGE ANNUAL TOTAL RETURNS

                                 AS OF 12-31- 03

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
                                                                                                        SINCE FUND

  FUND/INDEX                                                  1- YEAR       5- YEAR       10- YEAR      INCEPTION(1)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

     ADVISOR BOND

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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           Return Before Taxes

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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           Return After Taxes on Distributions

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           Return After Taxes on Distributions and
             Sale of Fund Shares

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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   Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(2)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

   Lipper  Intermediate Investment Grade Debt Funds
   Index (reflects no deduction for fees, expenses, or taxes(3)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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  ADVISOR MUNICIPAL BOND

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

      Return Before Taxes

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

      Return After Taxes on Distributions

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

      Return After Taxes on Distributions and Sale of Fund
      Shares

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)(4)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lipper General Municipal Debt Funds Index (reflects no deduction for fees, expenses, or taxes)(3)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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  CORPORATE BOND

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return Before Taxes

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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       Return After Taxes on Distributions

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return After Taxes on Distributions and
       Sale of Fund Shares

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(5)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lehman Brothers U.S. Credit BAA Bond Index (reflects no deduction for fees, expenses, or taxes)(6)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lipper Corporate Debt Funds BBB Rated Index (reflects no deduction for fees, expenses, or taxes)(3)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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  GOVERNMENT SECURITIES

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return Before Taxes

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
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       Return After Taxes on Distributions

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return After Taxes on Distributions and
       Sale of Fund Shares

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(2)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lipper General U.S. Government Funds Index (reflects no deduction for fees, expenses, or taxes)(3)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  HIGH-YIELD BOND

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return Before Taxes

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return After Taxes on Distributions

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return After Taxes on Distributions and
       Sale of Fund Shares

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lehman Brothers U.S. High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)(7)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lipper High Current Yield Funds Index (reflects no deduction for fees, expenses, or taxes)(3)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  SHORT-TERM BOND

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return Before Taxes

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return After Taxes on Distributions

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

       Return After Taxes on Distributions and
       Sale of Fund Shares

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lehman Brothers U.S. 1-3 Year
  Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)(8)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------
  ---------------------------------------------------------- ------------- ------------- -------------- -------------

  Lipper Short Investment Grade Debt Funds Index (reflects no deduction for fees, expenses, or taxes)(3)

  ---------------------------------------------------------- ------------- ------------- -------------- -------------



(1) THE ADVISOR BOND FUND COMMENCED OPERATIONS ON DECEMBER 31, 1996. THE ADVISOR MUNICIPAL BOND FUND IS THE SUCCESSOR TO THE STATE STREET RESEARCH TAX-EXEMPT FUND, WHICH COMMENCED OPERATIONS ON AUGUST 25, 1986, AND FIRST OFFERED INSTITUTIONAL CLASS (FORMERLY CLASS S) SHARES ON JUNE 7, 1993. THE CORPORATE BOND FUND, GOVERNMENT SECURITIES FUND, AND THE SHORT-TERM BOND FUND COMMENCED OPERATIONS ON DECEMBER 12, 1985, OCTOBER 29, 1986, AND AUGUST 31, 1987, RESPECTIVELY, AND FIRST OFFERED INSTITUTIONAL CLASS SHARES ON AUGUST 31, 1999. THE HIGH-YIELD BOND FUND COMMENCED OPERATIONS ON DECEMBER 28, 1995, AND FIRST OFFERED INSTITUTIONAL CLASS SHARES ON JULY 31, 2001.
(2) THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC-REGISTERED, TAXABLE, AND DOLLAR-DENOMINATED.
(3) THE  LIPPER  INTERMEDIATE  INVESTMENT  GRADE DEBT  FUNDS  INDEX,  THE LIPPER
    GENERAL MUNICIPAL DEBT FUNDS INDEX, THE LIPPER CORPORATE DEBT FUNDS BBB RATED INDEX , THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX, THE LIPPER HIGH CURRENT YIELD FUNDS INDEX, AND THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX ARE EQUALLY WEIGHTED PERFORMANCE INDICES OF THE LARGEST QUALIFYING FUNDS IN THESE LIPPER CATEGORIES.
(4) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE, TAX-EXEMPT BONDS.
(5) THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC-REGISTERED, TAXABLE, AND DOLLAR DENOMINATED. PREVIOUSLY, THE CORPORATE BOND FUND COMPARED ITS PERFORMANCE TO THE LEHMAN BROTHERS U.S. CREDIT BAA BOND INDEX. THE FUND'S BENCHMARK INDEX HAS BEEN CHANGED BECAUSE WE BELIEVE THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX MORE ACCURATELY REFLECTS THE FUND'S INVESTMENT PROGRAM.
(6) THE LEHMAN BROTHERS U.S. CREDIT BAA BOND INDEX IS THE BAA COMPONENT OF THE U.S. CREDIT INDEX, WHICH CONTAINS PUBLICLY ISSUED U.S. CORPORATE AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES THAT MEET THE SPECIFIED MATURITY, LIQUIDITY, AND QUALITY REQUIREMENTS.
(7) THE LEHMAN BROTHERS U.S. HIGH-YIELD BOND INDEX IS THE COMPONENT OF THE U.S. CORPORATE HIGH YIELD INDEX WHICH COVERS THE UNIVERSE OF FIXED RATE, NON-INVESTMENT GRADE DEBT.
(8) THE LEHMAN BROTHERS U.S. 1-3 YEAR GOVERNMENT/CREDIT BOND INDEX IS THE 1-3 YEAR COMPONENT OF THE GOVERNMENT/CREDIT INDEX, WHICH INCLUDES SECURITIES IN THE GOVERNMENT AND CREDIT INDICES.

(9) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.

AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTMENTS THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.


The ADVISOR BOND FUND'S since inception return was significantly enhanced by the use of short-term trading strategies involving new issues and other limited opportunity investments. You should not expect that such favorable returns can be consistently achieved.


For current yield information on these Funds, call 1-888-368-6622.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they do not appear on your account statement, but instead reduce the total return you receive from your Fund investment.

The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each Fund's fiscal period ended October 31, 2003. Please keep in mind that as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

The Institutional Class shares of each Fund are 100% no-load, so you pay no up-front sales load to buy or sell shares. However, shares of the HIGH-YIELD BOND FUND held for less than six months are subject to a redemption fee of 1.00%, based on the redeemed share's market value. Redemption fees are paid directly to the Fund.



ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                           TOTAL ANNUAL

FUND                            MANAGEMENT FEES(1)     OTHER EXPENSES      OPERATING EXPENSES
------------------------------- ---------------------- ------------------- ----------------------

Advisor Bond                    0.23%                    0.12%            0.35%
Advisor Municipal Bond(2)       0.37%                    0.26%            0.63%
Corporate Bond                  0.375%                   0.225%           0.60%
Government Securities           0.35%                    0.13%            0.48%
High-Yield Bond                 0.375%                   0.075%           0.45%
Short-Term Bond                 0.375%                   0.135%           0.51%

(1) THE FUNDS HAVE A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS.
(2)  EXPENSES  FOR THE ADVISOR MUNICIPAL BOND FUND ARE ANNUALIZED.

EXAMPLE: This example is intended to help you compare the cost of investing in each Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund , reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                     1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------- ---------------- ----------------- ---------------- ----------------

Advisor Bond                             $36              $113              $197             $443
Advisor Municipal Bond                   $64              $202              $351             $786
Corporate Bond                           $61              $192              $335             $750
Government Securities                    $49              $154              $269             $604
High-Yield Bond                          $46              $144              $252             $567
Short-Term Bond                          $52              $164              $285             $640


WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?


Strong Capital Management, Inc. (Strong) is the investment advisor for the Funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $__ billion as of December 31, 2003. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's mailing address is P.O. Box 2936, Milwaukee, WI 53201.


As compensation for its advisory services, each Fund pays Strong a management fee at the annual rate specified below of the average daily net asset value of that Fund.

----------------------------------------- ------------------------ ------------------------- -----------------------
                                          FOR ASSETS UNDER         FOR THE NEXT              FOR ASSETS
FUND                                      $4 BILLION               $2 BILLION ASSETS         $6 BILLION AND ABOVE
----------------------------------------- ------------------------ ------------------------- -----------------------

Advisor Bond                                       0.23%                   0.205%                    0.180%
Advisor Municipal Bond                             0.37%                   0.345%                    0.32%
Corporate Bond                                     0.375%                  0.35%                     0.325%
Government Securities                              0.35%                   0.325%                    0.30%
High-Yield Bond                                    0.375%                  0.35%                     0.325%
Short-Term Bond                                    0.375%                  0.35%                     0.325%


The following individuals are the Funds' Portfolio Managers.


ASHOK K. BHATIA co-manages the ADVISOR BOND FUND and the GOVERNMENT SECURITIES FUND. Mr. Bhatia joined Strong as a fixed income research analyst in July 1999 and has earned the right to use the Chartered Financial Analyst(R) designation. He has co-managed the ADVISOR BOND FUND since July 2002, and the GOVERNMENT SECURITIES Fund since July 2001. From July 1993 to July 1995, Mr. Bhatia was an analyst at Morgan Stanley & Co., Inc. From August 1995 to August 1997, Mr. Bhatia was a fixed income investments group associate at LaSalle Advisors Limited. Mr. Bhatia received his bachelor's degree in economics from the University of Michigan in 1993 and his master's of business administration in finance and economics from the University of Chicago Graduate School of Business in 1999.

DUANE A. MCALLISTER manages the ADVISOR MUNICIPAL BOND FUND. Mr. McAllister joined Strong as a Portfolio Manager in May 2002 and has earned the right to use the Chartered Financial Analyst designation. He has managed the ADVISOR MUNICIPAL BOND FUND since its inception in March 2003. From November 1995 to April 2002, Mr. McAllister was a Portfolio Manager at AAL Capital Management Corporation. From May 1994 to October 1995, he was a Portfolio Manager for Duff & Phelps Investment Management Company. Mr. McAllister received his bachelor's degree in finance from Northern Illinois University in 1989.

THOMAS M. PRICE manages the HIGH-YIELD BOND FUND and co-manages the ADVISOR BOND FUND and the SHORT-TERM BOND FUND. He has earned the right to use the Chartered Financial Analyst designation. Mr. Price has managed or co-managed the HIGH-YIELD BOND FUND since May 1998, and has co-managed the ADVISOR BOND FUND and the SHORT-TERM BOND FUND since July 2002. He joined Strong in April 1996 as a research analyst and became a fixed income Portfolio Co-Manager in May 1998. From July 1992 to April 1996, he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991, he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree of business administration in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.


JANET S. RILLING manages the CORPORATE BOND FUND. Ms. Rilling has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant. She has managed or co-managed the Fund since October 2000. She joined Strong as a fixed income research analyst in June 1995 and was a research analyst intern at Strong from May 1994 to August 1994. From September 1990 to August 1993, Ms. Rilling was an auditor at Coopers & Lybrand. She received her bachelor's degree in accounting and finance from the University of Wisconsin in 1990 and her master's of business administration in finance from the University of Wisconsin in 1995.

THOMAS A. SONTAG co-manages the GOVERNMENT SECURITIES FUND and the SHORT-TERM BOND FUND. He joined Strong in November 1998 as a Portfolio Co-Manager of the GOVERNMENT SECURITIES FUND. He has co-managed the SHORT-TERM BOND FUND since July 2002. From 1986 to November 1998, Mr. Sontag worked at Bear Stearns & Co., most recently acting as a managing director of the fixed income department. From September 1982 until December 1985, Mr. Sontag was employed in the fixed income department at Goldman Sachs & Co. Mr. Sontag received his bachelor's degree in economics and finance from the University of Wisconsin in 1981 and his master's of business administration in finance from the University of Wisconsin in 1982.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


LEGAL PROCEEDINGS

The United States Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), and the Wisconsin Department of Financial Institutions ("WDFI") are investigating active trading of the Strong Funds by employees of Strong Capital Management, Inc. ("Strong"), including Richard S. Strong, former Chairman of Strong. The Independent Directors of the Strong Funds are also investigating these matters, with the assistance of counsel and an independent consulting firm. The Independent Directors intend to obtain appropriate redress if they determine that the Strong Funds were harmed. Effective November 2, 2003, the Independent Directors accepted Mr. Strong's resignation as Chairman of the Strong Funds' Boards. Effective December 2, 2003, Mr. Strong resigned as Director of the Funds' Boards, as Chairman, Chief Investment Officer, and Director of Strong, and as Chairman and Director of Strong Financial Corporation, and its affiliates.

Strong is aware of a complaint filed and simultaneously settled on September 3, 2003 (the "Complaint"), by NYAG on behalf of the State of New York, against Canary Capital Partners, LLC, et al. (collectively, "Canary"), which alleges that Canary engaged in certain improper trading practices characterized as "late-day trading" and "market timing" with various mutual funds. Strong and certain Strong Funds are referenced, although not named as parties in the Complaint, with respect to the market timing allegations. On September 5, 2003, the SEC began an inquiry based on matters related to, and set forth in, the Complaint. On September 24, 2003, the WDFI asked that certain information and documents be provided related to the matters referenced in the Complaint. Strong is currently cooperating fully with the NYAG, the SEC, and the WDFI, with respect to their separate inquiries into these matters. On September 26, 2003, Strong announced its commitment to make appropriate reimbursement if it is determined that the transactions set forth in the Complaint adversely affected investors in the Strong Funds referenced in the Complaint. On October 30, 2003, Mr. Strong announced that he has committed to personally compensate the Strong Funds for any financial losses they may have experienced as a result of his transactions.


As of the date of this prospectus, Strong is aware of multiple shareholder class and derivative actions ("Actions") filed since September 4, 2003, with respect to the factual matters referenced in the Complaint naming, among others, Strong, Strong Funds, Strong Investments Inc., Strong affiliates, and certain of their officers and directors as defendants. These Actions have been filed in the following federal and state courts: U.S. District Court for the Southern District of New York; U.S. District Court, District of New Jersey (Newark); U.S. District Court, Eastern District of Wisconsin, Milwaukee Division; U.S. District Court, Western District of Wisconsin; Superior Court of New Jersey Law Division of Hudson; State of Wisconsin Circuit Court, Milwaukee County; State of Wisconsin Circuit Court Waukesha County; Supreme Court of the State of New York; and Superior Court of the State of California, County of Los Angeles. The Actions do not differ materially in terms of allegations and demands for relief. The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and made false and misleading statements in the funds' prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs' attorneys' fees and experts' fees, and/or replacement of the Board of Directors of the Strong Funds. Additional lawsuits may be filed in the same or other venues presenting allegations and demands for relief. Strong expects that any such lawsuits would contain allegations including the matters discussed in this prospectus and that the demands for relief would not materially differ from those described above.


PERCENTAGE RESTRICTIONS



The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest (Percentage Restrictions). Percentage Restrictions apply at the time a Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions), (2) the market value of the security, or (3) the pricing, liquidity, or rating of the security, may cause a Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.


Each Fund has adopted a non-fundamental policy to provide 60-days' advance notice to shareholders if it changes its strategy of investing, under normal conditions, at least 80% of its net assets in a particular type of investment, industry, country, or geographic region.

HISTORICAL PERFORMANCE

The following table sets forth the historical performance data of the Class A shares of the AAL Municipal Bond Fund as published in its prospectus dated July 1, 2002. The AAL Municipal Bond Fund was managed solely by Mr. McAllister with full discretionary authority for the selection of investments during the periods indicated. Although the AAL Municipal Bond Fund's objective was to seek "a high level of current income exempt from federal income tax," and the ADVISOR MUNICIPAL BOND FUND'S objective is to seek "total return by investing for a high level of federal tax-exempt current income," both had substantially similar investment strategies, including investing in securities having an opportunity for capital appreciation. The AAL Municipal Bond Fund and the ADVISOR MUNICIPAL BOND FUND also had substantially similar investment policies, expected average effective maturities, target credit qualities, and risks. Please note that the performance shown is based on the expenses and sales charges of the AAL Municipal Bond Fund, which were different than those of the ADVISOR MUNICIPAL BOND FUND. For example, the Institutional Class shares of the ADVISOR MUNICIPAL BOND FUND do not carry a sales charge, and the AAL Municipal Bond Fund carried a higher management fee. In addition, as of December 31, 2001, the AAL Municipal Bond Fund had assets of $580.3 million, and the Class A shares had assets of $564.4 million. Therefore, because the ADVISOR MUNICIPAL BOND FUND is smaller, it may not be able to achieve the same economies of scale. The data is provided to illustrate the past performance of a substantially similar fund managed by Mr. McAllister as compared to the Lehman Brothers Municipal Bond Index and does not represent the performance of the ADVISOR MUNICIPAL BOND FUND. The
performance  is  historical  and  is  not   necessarily   indicative  of  future
performance.

                          AVERAGE ANNUAL TOTAL RETURNS
                                 AS OF 12-31-01
                                                    1 - YEAR        5 - YEAR
AAL MUNICIPAL BOND FUND
 Class A shares - Load-Adjusted
    (before taxes)                                   1.37%           4.62%

    (after taxes on distributions)(1)                1.35%           4.41%
    (after taxes on distributions and               2.72%(2)         4.54%
redemptions)(1)
 Class A Shares - Non-Load-Adjusted
     (before taxes)(3)                               5.59%           5.48%
LEHMAN BROTHERS MUNICIPAL BOND INDEX(4)              5.13%           5.98%

(1) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN, AND AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THE FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
(2) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.
(3)ASSUMES THE RETURNS SET FORTH IN THE AAL MUNICIPAL BOND FUND'S PROSPECTUS DATED JULY 1, 2002, LESS A MAXIMUM INITIAL SALES CHARGE OF 4.00%.
(4)THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE, TAX-EXEMPT BONDS.


A WORD ABOUT CREDIT QUALITY


Credit quality measures the issuer's expected ability to pay interest and principal payments on time for a specific type of investment. Credit quality ratings are of two types: long-term and short-term, and each type of credit rating distinguishes between investment-grade and non-investment-grade credit quality. In this prospectus, we may discuss credit quality by referring to "higher quality," "medium quality," "lower quality," and "in default." Investment-grade securities are those securities we describe as "higher" or "medium quality", and non-investment-grade securities (also called high yield securities or "junk bonds") are those securities we describe as "lower quality" or "in default". The following chart shows the credit quality breakdown and relates each type to Standard & Poor's (S&P) long-term credit ratings:



      CREDIT                                     S&P'S                                  S&P'S RATINGS
      QUALITY                                  DEFINITION                                   GROUP
      ------------- ----------------------------------------------------------------- ------------------
      ------------- ----------------------------------------------------------------- ------------------
      Higher        Extremely strong capacity to meet financial commitment            AAA
                    ----------------------------------------------------------------- ------------------
                    ----------------------------------------------------------------- ------------------
                    Very strong capacity to meet financial commitment                 AA
                    ----------------------------------------------------------------- ------------------
                    ----------------------------------------------------------------- ------------------
                    Strong capacity to meet financial commitment                      A
      ------------- ----------------------------------------------------------------- ------------------
      Medium        Adverse conditions or changing circumstances are more likely to   BBB
                    lead to a weakened capacity to meet financial commitment
      ------------- ----------------------------------------------------------------- ------------------
      Lower         Uncertainties or adverse conditions could lead to an inadequate   BB
                    capacity to meet financial commitment
                    ----------------------------------------------------------------- ------------------
                    ----------------------------------------------------------------- ------------------
                    Adverse conditions will likely impair capacity or willingness     B
                    to meet financial commitment
                    ----------------------------------------------------------------- ------------------
                    ----------------------------------------------------------------- ------------------

                    Adverse conditions will likely cause  no capacity to meet        CCC
                    financial commitment

                    ----------------------------------------------------------------- ------------------
                    ----------------------------------------------------------------- ------------------
                    Currently highly vulnerable to nonpayment                         CC or C
      ------------- ----------------------------------------------------------------- ------------------
      In default    Probably in default                                               D
      ------------- ----------------------------------------------------------------- ------------------


Note:  S&P is only one example of a  nationally  recognized  statistical  rating
organization.   Other  rating   organizations   use  similar  long-term  ratings
definitions.

A security's credit quality rating is determined at the time of investment through credit research and analysis and, where available, on credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a security is in a specific credit-quality rating category, the highest rating (or for the HIGH-YIELD BOND FUND, the lowest rating) assigned to a security by any NRSRO may be used. If a security is not rated by a NRSRO, Strong's internal credit research and analysis is used to rate the security. Investments in lower-quality securities (especially non-rated securities) will be more dependent on Strong's internal credit analysis than would be higher- and medium-quality securities. The ADVISOR MUNICIPAL BOND FUND may invest a significant amount of its assets in municipal securities that are not rated by any NRSRO.

Some  Funds  may   invest  in   lower-quality   securities   and  a  higher-  or
medium-quality   security  may  be  downgraded  after  the  Fund's   investment.
Lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, obligor, or guarantor. Also, lower-quality securities are less liquid, meaning that they may be harder to sell than comparable securities of higher quality because the demand for them may be lower and there may be fewer potential buyers, and they have a higher risk of becoming illiquid. This lack of liquidity may lower the value of these securities, the Fund's net asset value, and your investment.

COMPARING THE FUNDS

The following will help you to distinguish among the Funds and to determine their suitability for your investment needs:

                                    EXPECTED AVERAGE EFFECTIVE
FUND                                MATURITY/DURATION             CREDIT QUALITY AT TIME OF INVESTMENT

----------------------------------- ----------------------------- ---------------------------------------------------

Advisor Bond                        3 to 6 years duration         80% to 100% higher and medium quality
                                                                  Up to 20% lower quality

----------------------------------- ----------------------------- ---------------------------------------------------

Advisor Municipal Bond              5 to 20 years maturity        75% to 100% higher quality
                                                                  Up to 10% lower quality

----------------------------------- ----------------------------- ---------------------------------------------------

Corporate Bond                      7 to 12 years maturity        75% to 100% higher or medium quality
                                                                  Up to 25% lower quality

----------------------------------- ----------------------------- ---------------------------------------------------

Government Securities               3 to 15 years maturity        100% higher or medium quality

----------------------------------- ----------------------------- ---------------------------------------------------

High-Yield Bond                     5 to 10 years maturity        80% to 100% lower quality
                                                                  Up to 10% in default
                                                                  Up to 20% higher and medium quality

----------------------------------- ----------------------------- ---------------------------------------------------

Short-Term Bond                     3 years or less maturity      75% to 100% higher or medium quality
                                                                  Up to 25% lower quality

TAXABLE INVESTMENTS

The ADVISOR MUNICIPAL BOND FUND may invest up to 20% of its net assets in U.S. Government and corporate bonds and other taxable debt securities that are of the same quality as the Fund's investments in municipal securities. These securities generally produce taxable income at the federal and state levels, unlike municipal securities, which generally provide federal, and in certain circumstances, state, tax-exempt income.

IF YOU ARE SUBJECT TO THE ALTERNATIVE MINIMUM TAX

The ADVISOR MUNICIPAL BOND FUND may invest a limited portion of its net assets in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax (AMT). If you are subject to the AMT, a portion of your Fund's distributions to you may not be exempt from federal income tax. If this is the case, the Fund's net return to you may be lower.


FINANCIAL HIGHLIGHTS


This information describes the performance of the Institutional Class shares of each Fund for the periods shown. Certain information reflects financial results for a single Institutional Class share outstanding for the entire period. "Total Return" shows how much an investment in the Institutional Class shares of each Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The ADVISOR MUNICIPAL BOND FUND was organized to acquire all of the assets and assume all of the liabilities of the State Street Research Tax-Exempt Fund (SSR Fund). This acquisition, which involved the issuance of Institutional Class shares of the Fund to the Class S shareholders of the SSR Fund in exchange for the SSR Fund's assets and liabilities, was effected on March 7, 2003. Accordingly, the ADVISOR MUNICIPAL BOND FUND is the successor to the SSR Fund. As a result, the financial highlights were derived from the financial statements of the Class S shares of the SSR Fund. The financial highlights for each fiscal period ended December 31 have been audited by PricewaterhouseCoopers LLP, whose report, along with SSR Fund's financial statements, is included in the SSR Fund's annual report to shareholders, which is available upon request.


These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.




                             [FINANCIAL HIGHLIGHTS]




YOUR ACCOUNT

SHARE PRICE


Your price for buying, selling, or exchanging shares of a specific class of a Fund is the net asset value per share (NAV) for that class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange
(NYSE) (usually 3:00 p.m., Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

NAV is based on the value of the securities in a Fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. The value of debt securities in the Fund's portfolio may be determined by an independent pricing service that utilizes matrix pricing and/or pricing models to derive a price for a normal, institutional-sized trading unit of a security, and for non-rated or thinly traded securities. Matrix pricing and/or pricing models may utilize cash-flow models as well as asset valuations and trading data for comparable securities. The price evaluation made by a pricing service is not a guaranty that an individual security held by the Fund can be sold for that particular price at any particular time. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Funds and Strong Advisor Funds. A security's "fair value" may differ from the price next available from the market, the pricing service, or broker depending on the method of fair valuation used.


((Side Box))
------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing the Fund's net assets attributable to the class of shares (the value of the Fund's investments, cash, and other assets attributable to the class of shares minus the Fund's liabilities attributable to the class of shares) by the number of shares in the class outstanding.
------------------------------------------------------

FOREIGN SECURITIES


Except for the ADVISOR MUNICIPAL BOND FUND, some of a Fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate a NAV. As a result, the value of a Fund's investments may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a Fund's NAV. Events affecting the values of foreign securities that occur after the time a foreign exchange assigns a price to the foreign securities and before the time when we calculate a Fund's NAV generally will be reflected in a Fund's NAV if we, under the supervision of the Board of Directors of the Strong Funds and Strong Advisor Funds, determine that such significant events require fair valuation of those foreign securities that may be affected by the event.


MANAGING YOUR ACCOUNT

This section describes the ways you can manage your account in the Fund. Some transactions and requests will require a signature guarantee. See "Additional Information" for examples.

BY MAIL

Please send all mail requests to Strong Institutional Client Services, P.O. Box 2936, Milwaukee, WI 53201-2936. You can manage your account by mail in the following ways:


     o   OPEN AN ACCOUNT

         Prior to your initial investment, a signed, completed application should be on file with the Funds' transfer agent.

     o   SELL SHARES
         Send a written request signed exactly as the names of the registered owners appear on the account records by the minimum number of persons designated on the account application required to effect a redemption.

BY WIRE


Funding of the following transactions must be made by wire.


     o   OPEN AN ACCOUNT
     o   MAKE ADDITIONAL INVESTMENTS
     o   SELL SHARES


Wire instructions for purchases:


     U.S. Bank National Association 777 East Wisconsin Ave. Milwaukee, WI 53202 ABA routing number: 075000022
     Account number: 112737-090
     For further credit to:  (insert your account number and registration)


The Funds pay wire fees, which are a Fund expense. If U.S. Bank National Association, the Funds' agent, does not receive payment by the close of the federal wire system the same day, your order may be canceled or you may be liable for resulting interest expenses.


BY TELEPHONE

Call 1-888-368-6622 before 3:00 p.m., Central Time to speak to a customer service representative or 1- 800-368-4989 to send a facsimile. Faxed written requests must be signed exactly as the names of the registered owners appear on the account records by the minimum number of persons designated on the account application required to effect the transaction. During times of unusual market activity, our customer service representatives may be busy, and you may experience a delay placing a telephone request. During these times, consider using our web site. You can manage your account by telephone in the following ways:


     o   MAKE ADDITIONAL INVESTMENTS
     o   EXCHANGE SHARES

         For accounts with the Exchange Option,  you can exchange shares between
         Strong   accounts  with  the  same   registered   owners  and  taxpayer
         identification number.

     o   SELL SHARES

         For accounts with the Redemption Option, you can have proceeds wired to a properly pre-authorized bank account.


ONLINE


You can manage your account online at www.StrongInstitutional.com in the following ways:


     o   MAKE ADDITIONAL INVESTMENTS
     o   EXCHANGE SHARES

         For accounts with the Exchange Option,  you can exchange shares between
         Strong   accounts  with  the  same   registered   owners  and  taxpayer
         identification number.

     o   SELL SHARES

         For accounts with the Redemption Option, you can have proceeds wired to a properly pre-authorized bank account.


THROUGH THIRD PARTIES

When you transact through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction and other fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details. Broker-dealers, including the Fund's distributor and other intermediaries, may sponsor or participate in promotional programs in which investors receive incentives for establishing accounts with the broker-dealer or intermediary and/or for purchasing shares of the Strong Funds. Contact your broker-dealer or intermediary or consult the statement of additional information for more information on these programs. We and/or an affiliate, including the distributor, may make payments from our own resources to brokers, financial advisors, or others for selling or servicing Fund shares. You can manage your account through a third party in the following ways:


     o   OPEN AN ACCOUNT
     o   MAKE ADDITIONAL INVESTMENTS
     o   EXCHANGE SHARES
     o   SELL SHARES

INVESTMENT MINIMUMS



For each Fund, except the ADVISOR BOND FUND, the initial investment minimum is $1 million. The initial investment minimum is waived for registered investment advisors with an initial investment minimum of at least $250,000. For the ADVISOR BOND FUND, the initial investment minimum is $250,000. After your initial investment, additional transactions may be made in any amount.


ADDITIONAL INFORMATION

ACCOUNT OPTIONS AND SERVICES
Some account options and services are added to your account when it is opened, unless you choose otherwise, and some require registration. In addition, some options and services may be subject to additional restrictions or conditions. Visit our web site or call a customer service representative for more information.

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5 million. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number. To protect the Funds' performance and shareholders, we discourage frequent trading in response to short-term market fluctuations.


CUSTOMER IDENTIFICATION REQUIREMENT
We are required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, we may be unable to open an account for you. If we are unable to verify your identity, we may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next NAV minus any applicable sales charge, and/or take other action we deem reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.


DUPLICATE COPIES OF DOCUMENTS

Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements and tax forms. Please call a customer service representative for more information.


EARLY REDEMPTION FEE

The HIGH-YIELD BOND FUND can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" engage in frequent purchases and redemptions that can disrupt the Fund's investment program and may create additional transaction costs that are borne by all shareholders. For these reasons, the HIGH-YIELD BOND FUND charges a 1.00% fee, based on redemptions (including exchanges) of Fund shares held for less than six months. Redemption fees will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the six-month holding period. Redemption fees are not applicable to shares purchased through reinvested dividends, distributions, and other Fund (not shareholder driven) activity.


EXCHANGING SHARES
An exchange of shares between Strong accounts is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds charge a redemption fee, as described in the appropriate Fund's prospectus. The HIGH-YIELD BOND FUND charges an early redemption fee of 1.00%, based on the redeemed share's market value, for shares held less than six months. Purchases by exchange are subject to the investment requirements and other criteria of the Fund and class purchased. Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds.

MARKET TIMERS

 [To be updated.]


PURCHASES IN KIND
You may, if we approve, purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Funds' valuation policies.

SELLING SHARES

After your redemption request is accepted, we normally send your proceeds on the next day NAV is calculated (Business Day). Proceeds transmitted by wire will usually arrive at your bank the first banking day after we process your transaction. If you request a specific dollar amount to be redeemed, and due to market fluctuation the account balance is less than the requested amount, we will redeem the remaining account balance. The original application should be on file with the Fund's transfer agent before a redemption request will be processed. In some cases, your request will require a signature guarantee in order to process the redemption. Review the "Signature Guarantees" section that follows for details.


SIGNATURE GUARANTEES

A Medallion signature guarantee is designed to protect shareholders and a Fund against fraudulent transactions by unauthorized persons. The transactions for which a Fund will require a signature guarantee for all authorized owners of an account include, but are not limited to:

o When requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong account
o When establishing a bank address with no owner(s) in common with the Strong account owner(s), or when all Strong joint account owners are not also bank account owners
o When transferring the ownership of an account to another individual or organization
o    If adding/changing a name or adding/removing an owner on an account, and
o    If adding/changing the beneficiary on a transfer-on-death account.

A Medallion signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not a substitute for a Medallion signature guarantee.


TELEPHONE AND ELECTRONIC TRANSACTIONS

We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine and we may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone or electronically, provided we reasonably believe the instructions were genuine. For transactions through our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN, or password.


VERIFICATION OF ACCOUNT STATEMENTS
Contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

DISTRIBUTIONS

DISTRIBUTION POLICY

To the extent they are available, each Fund generally pays you dividends from net investment income monthly and distributes net realized capital gains annually. Dividends are declared on each Business Day, except for bank holidays. Under normal circumstances, dividends earned on weekends, holidays, and other days when the Fund's NAV is not calculated are declared on the first Business Day preceding these days. Your investment generally earns dividends from the first Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of the Fund's NAV each day are normally accepted the next Business Day. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional Institutional Class shares of the Fund unless you choose otherwise. Your other options are to receive checks for these payments or have them credited to your bank account by Electronic Funds Transfer. If you elect to receive distributions paid by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please call 1-888-368-6622.

TAXES


Generally, the ADVISOR MUNICIPAL BOND FUND'S distributions will be composed primarily of tax-exempt income. However, the Fund may make distributions of net investment income and capital gains that are taxable to you.


TAXABLE DISTRIBUTIONS


For federal tax purposes, any distributions you receive of net investment income (excluding qualified dividend income) and net short-term capital gains are generally taxable as ordinary dividend income at your income tax rate. Distributions from net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. Distributions of qualified dividend income generally will be taxable at long-term capital gains rates. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. In addition, the active trading approach of each Fund, except the ADVISOR MUNICIPAL BOND FUND, may increase the amount of capital gains tax that you have to pay on the Funds' returns. Please note, however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states. Also, the ADVISOR MUNICIPAL BOND FUND'S use of derivatives may result in taxable income.

TAX-EXEMPT DISTRIBUTIONS
For the ADVISOR MUNICIPAL BOND FUND, exempt-interest dividends from municipal funds are generally exempt from federal income taxes, but may be subject to state and local income taxes. Also, if you are subject to the Alternative Minimum Tax (AMT), you may have to pay federal tax on a portion of your income from exempt-interest dividends.


RETURN OF CAPITAL

If your Fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you, which will generally reduce the cost basis of your shares. Such distributions may also be treated as a sale of your shares.

YEAR- END TAX STATEMENT
To assist you in tax preparation, after the end of each calendar year, we will send you a statement of your Fund's net investment income dividends (designating qualified dividend income) and net capital gains distributions (Form 1099).


BACKUP WITHHOLDING

By law, we must withhold 28% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.

((Side Box))

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YOU MAY WANT TO AVOID:
o Investing a large amount in a Fund close to the end of the calendar year. If the Fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.
o Selling shares of a mutual fund at a loss if you have purchased (including reinvested dividends and distributions) additional shares of the same Fund within 30 days prior to the sale or if you plan to purchase additional shares of the same Fund within 30 days following the sale. This is called a wash sale, and you will not be allowed to claim a tax loss on the transaction.

---------------------------------------------------

Because everyone's tax situation is unique, you should consult your tax professional for assistance.

RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including , but not limited to, exchange, automatic investment or redemption plans, or telephone, facsimile, and online account services, for any reason.

o Reject any purchase request for any reason, including exchanges from other Strong Funds.


o    Change the minimum or maximum investment amounts.


o    Delay sending out redemption proceeds for up to seven days.


o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.


o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets.

o Close any account that does not meet minimum investment requirements. We will give you 60 days' notice to increase your balance to the required minimum.


o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.


TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                          BY OVERNIGHT DELIVERY
1-888-368-6622                        Strong Institutional Client Services
                                      100 Heritage Reserve
BY MAIL                               Menomonee Falls, WI 53051
Strong  Institutional Client Services
P.O. Box 2936                         ON THE INTERNET
Milwaukee, WI 53201-2936              View online or download documents:
                                      Strong Funds: www.StrongInstitutional.com
                                      SEC*: www.sec.gov


This prospectus is not an offer to sell securities in places other than the United States and its territories.


*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE SEC AT
(202) 942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV.

Strong Advisor Bond Fund, a series of Strong Income Funds II, Inc., SEC file number: 811-7335
Strong Advisor Municipal Bond Fund, a series of Strong Income Funds, Inc., SEC file number: 811-6195
Strong Corporate Bond Fund, a series of Strong Corporate Bond Fund, Inc., SEC file number: 811-4390
Strong Government Securities Fund, a series of Strong Government Securities Fund, Inc., SEC file number: 811-4798
Strong High-Yield Bond Fund, a series of Strong Income Funds, Inc., SEC file number: 811-6195
Strong Short-Term Bond Fund, a series of Strong Short-Term Bond Fund, Inc., SEC file number: 811-5108

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")



STRONG ADVISOR BOND FUND, A SERIES FUND OF STRONG INCOME FUNDS II, INC.
STRONG ADVISOR MUNICIPAL BOND FUND, A SERIES FUND OF STRONG INCOME FUNDS, INC. STRONG ADVISOR SHORT DURATION BOND FUND, A SERIES FUND OF STRONG SHORT-TERM GLOBAL BOND FUND, INC.

STRONG ADVISOR STRATEGIC INCOME FUND, A SERIES FUND OF STRONG SHORT-TERM GLOBAL BOND FUND, INC.

P.O. Box 2936 Milwaukee, WI 53201
Telephone: 1-414-359-1400
Toll-Free: 1-800-368-3863
e-mail: service@Strong.com
web site:  www.Strong.com


Throughout this SAI, "the Fund" is intended to refer to each Fund listed above, unless otherwise indicated. This SAI is not a prospectus and should be read together with the prospectus for the appropriate Fund dated March 1, 2004. Requests for copies of the prospectus should be made by calling any number listed above. The financial statements appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.






























                                                  March 1,  2004

TABLE OF CONTENTS                                                                                              PAGE
INVESTMENT RESTRICTIONS..........................................................................................4
INVESTMENT POLICIES AND TECHNIQUES...............................................................................6

   Strong Advisor Bond Fund......................................................................................6
   Strong Advisor Municipal Bond Fund............................................................................6
   Strong Advisor Short Duration Bond Fund.......................................................................6
   Strong Advisor Strategic Income Fund......................................................................... 7
   Asset-Backed Debt Obligations.................................................................................7
   Cash Management...............................................................................................8
   Convertible Securities........................................................................................8
   Debt Obligations..............................................................................................9
   Depositary Receipts...........................................................................................9
   Derivative Instruments.......................................................................................10
   Duration.................................................................................................... 19
   Exchange-Traded Funds....................................................................................... 20
   Foreign Investment Companies................................................................................ 20
   Foreign Securities.......................................................................................... 21
   Governmental/Municipal Obligations.......................................................................... 21
   High-Yield (High-Risk) Securities........................................................................... 22
   Illiquid Securities......................................................................................... 24
   Inflation-Indexed Securities................................................................................ 25
   Lending of Portfolio Securities............................................................................. 25
   Loan Interests.............................................................................................. 25
   Maturity.................................................................................................... 27
   Repurchase Agreements....................................................................................... 28
   Reverse Repurchase Agreements and Mortgage Dollar Rolls..................................................... 29
   Sector Concentration.........................................................................................29
   Short-Hold Trading Strategy..................................................................................29
   Short Sales................................................................................................. 29
   Sovereign Debt.............................................................................................. 30
   Standby Commitments......................................................................................... 31
   Taxable Securities...........................................................................................32
   Temporary Defensive Position................................................................................ 32
   U.S. Government Securities.................................................................................. 32
   Variable- or Floating-Rate Securities....................................................................... 32
   Warrants.................................................................................................... 33
   When-Issued and Delayed-Delivery Securities................................................................. 33
   Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities........................................................ 34
DIRECTORS AND OFFICERS......................................................................................... 34
PRINCIPAL SHAREHOLDERS......................................................................................... 41
INVESTMENT ADVISOR............................................................................................. 41
ADMINISTRATOR.................................................................................................. 47
DISTRIBUTOR.................................................................................................... 50
DISTRIBUTION PLAN.............................................................................................. 51
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................................................... 54
CUSTODIAN...................................................................................................... 58
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT................................................................... 58
TAXES.......................................................................................................... 61
DETERMINATION OF NET ASSET VALUE............................................................................... 65
ADDITIONAL SHAREHOLDER INFORMATION............................................................................. 66
ORGANIZATION................................................................................................... 70
SHAREHOLDER MEETINGS........................................................................................... 72
INDEPENDENT ACCOUNTANTS........................................................................................ 73
LEGAL COUNSEL.................................................................................................. 73
FINANCIAL STATEMENTS........................................................................................... 73
APPENDIX A - DEFINITION OF CREDIT RATINGS...................................................................... 74
APPENDIX B - ASSET COMPOSITION BY CREDIT RATINGS............................................................... 81
APPENDIX C - SHARE CLASSES..................................................................................... 83


No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding prospectus and, if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT LIMITATIONS


The following are the Fund's fundamental investment limitations that, along with the Fund's investment objectives (which are described in the prospectus), cannot be changed without shareholder approval. To obtain approval, a majority of the Fund's outstanding voting securities must vote for the change. A majority of the Fund's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting securities.


Unless indicated otherwise below, the Fund:


1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


2. May (a) borrow money from banks and (b) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended, ("1940 Act") that may involve a borrowing, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

3.   May not issue senior securities, except as permitted under the 1940 Act.


4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, ("Securities Act") in connection with the purchase and sale of portfolio securities.


5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments or (2) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.


10. May not, under normal conditions, invest less than 80% of its net assets in municipal securities.

Fundamental Investment Limitation No. 10 applies only to the Advisor Municipal Bond Fund.



"Industry" classifications under Fundamental Investment Limitation No. 7 are based on the O'Neil Composite, as amended, or such comparable published classification as the Advisor shall select.


NON-FUNDAMENTAL OPERATING POLICIES


The following are the Fund's non-fundamental operating policies, which may be changed by the Fund's Board without shareholder approval.


Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions, and policies as the Fund.


6. Engage in futures or options on futures transactions that are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act.


7. Borrow money except (a) from banks or (b) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8. Make any loans other than loans of portfolio securities, except through (a) purchases of debt securities or other debt instruments or (b) engaging in repurchase agreements.


9. Make changes to the investment policy requiring a Fund with a name suggesting a focus on a particular type of investment, industry, country, or geographic region to invest, under normal conditions, a minimum percentage of the Fund's net assets which for purposes of this policy includes borrowings for investment purposes, in that respective investment, industry, country, or geographic region without first giving 60-days' advance notice to the Fund's shareholders.

Non-Fundamental Policy No. 9 applies only to the Advisor Bond Fund, Advisor Municipal Bond Fund, and the Advisor Short Duration Bond Fund.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the Fund's assets (e.g. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction. However, if, at any time, the Fund should fail to meet the 33 1/3% limitation in Fundamental Investment Limitation No. 2, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet the limitation. Maintenance of this percentage limitation may result in the sale of portfolio securities by the Fund at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

                       INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Fund's investment objectives, strategies, policies,

techniques, and risks as described in the  prospectus.

STRONG ADVISOR BOND FUND

o Under normal conditions, at least 80% of the Fund's net assets will be invested in investment-grade debt obligations (e.g., debt obligations rated AAA through BBB by S&P).
o    The   Fund   may   also   invest   up  to  20%  of  its   net   assets   in
     non-investment-grade debt obligations and other high-yield (high-risk) securities (e.g., debt obligations rated BB through C by S&P).
o The Fund may invest up to 20% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.
o Strong Capital Management, Inc. (the "Advisor") may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
o The Advisor intends to prohibit the Fund's purchases of illiquid securities when the Fund's current illiquid securities holdings constitute 10% or more of Fund net assets.


STRONG ADVISOR MUNICIPAL BOND FUND

o Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds. o Under normal conditions, at least 75% of the Fund's net assets will be invested in higher-quality securities (e.g., securities rated A or higher by S&P), as determined at the time of investment.
o The Fund may invest up to 10% of its net assets in non-investment grade securities (e.g., securities rated BB through C by S&P), as determined at the time of investment.
o The Fund may invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term, fixed-income securities.
o When the Advisor determines market, economic, or political conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government).
o The Advisor intends to prohibit the Fund's purchases of illiquid securities when the Fund's current illiquid securities holdings constitute 10% or more of Fund net assets.
o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.


STRONG ADVISOR SHORT DURATION BOND FUND

o Under normal conditions, the Fund invests at least 80% of its net assets in debt obligations of U.S. issuers. The Fund will normally maintain a duration of one year or less.
o The Fund may invest up to 35% of its net assets in non-investment-grade debt obligations.
o    The Fund may invest up to 20% of its net assets in foreign securities.
o The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
o The Advisor intends to prohibit the Fund's purchases of illiquid securities when the Fund's current illiquid securities holdings constitute 10% or more of Fund net assets.

STRONG ADVISOR STRATEGIC INCOME FUND

o Under normal conditions, the Fund invests at least 65% of its total assets in medium- and lower-quality debt obligations of corporate issuers (e.g., debt obligations rated BBB through C by S&P).
o The Fund may also invest in debt obligations that are in default, but such obligations are not expected to exceed 20% of the Fund's net assets.
o The Fund may also invest up to 20% of its net assets in common stocks and securities that are convertible into common stocks, such as warrants.
o The Fund may invest up to 25% of its net assets directly or indirectly in foreign securities.
o The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
o The Advisor intends to prohibit the Fund's purchases of illiquid securities when the Fund's current illiquid securities holdings constitute 10% or more of Fund net assets.

Unless noted above otherwise, if the Fund adheres to a percentage restriction specified above at the time of investment, a later increase or decrease in the percentage resulting from a change in the Fund's assets (e.g., due to cash inflows and redemptions), in the market value of the investment, or in the pricing, liquidity, or rating of the investment will not constitute a violation of that percentage restriction.

Net assets is defined as net assets plus borrowings for investment purposes.


The following information supplements the discussion of each Fund's investment objectives, strategies, policies, techniques, and risks described in the prospectus and applies to each Fund, unless noted otherwise.


ASSET-BACKED DEBT OBLIGATIONS


Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of asset-backed debt obligations differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if these debt obligations are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if these debt obligations are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on debt obligations purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing selective credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities backed by assets other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above, may be issued in the future. The Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.


 BORROWING


The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when its bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.

The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund pays a commitment fee to the banks in order for the LOC to be available.


CASH MANAGEMENT

The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by the Advisor (collectively, the "Strong Money Funds"). The Advisor may receive advisory fees and its affiliate, Strong Investor Services, Inc., may receive administrative fees as to such investments in the Strong Money Funds from both the Fund and the Strong Money Funds. The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share.


COMMERCIAL PAPER

Commercial paper is a debt obligation usually issued by corporations (including foreign corporations) and may be unsecured or secured by letters of credit or a surety bond. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may be deemed a restricted security thereby reducing its liquidity in certain circumstances.

Asset-backed commercial paper is a form of commercial paper generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables like credit card receivables, auto and equipment leases, and other receivables. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper at maturity.


CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEBT OBLIGATIONS

The Fund may invest a portion of its assets in debt obligations. Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates and the Fund may have to replace such securities with lower yielding securities, which could result in a lower return for the Fund.


PRICE VOLATILITY. The market value of debt obligations is affected primarily by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, which means that, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines.


MATURITY. In general, the longer the maturity of a debt obligation, the higher its yield but the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the lesser its sensitivity to changes in interest rates and the greater the price stability. Commercial paper is generally considered the shortest maturity form of debt obligation.


CREDIT QUALITY. The value of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers and obligors. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.


In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of Nationally Recognized Statistical Rating Organizations ("NRSROs").


THE FOLLOWING  SECTION  APPLIES TO EACH FUND EXCEPT THE ADVISOR  MUNICIPAL  BOND
FUND.

DEPOSITARY RECEIPTS

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

DERIVATIVE INSTRUMENTS


IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objectives, such as for hedging , managing risk, or obtaining market exposure. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities (commonly referred to as "underlying assets") or indexes.


A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including options on forward and cap, floor, and collar swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative usually will receive fees or premiums, but generally is exposed to losses due to adverse changes in the value of the underlying asset or index.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in market value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.


MANAGING RISK/MARKET EXPOSURE. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying , selling, or holding certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities, and to floating-rate debt securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would.

EXCHANGE-TRADED   AND   OTC   DERIVATIVES.   Derivative   instruments   may   be
exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. On the other hand, OTC derivative transactions are not traded on established exchanges and are not guaranteed by the creditworthiness of any exchange. Consequently, OTC derivative transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument. OTC derivative transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

RISKS. The use of derivative instruments involves risks as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.


         (1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders, and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objectives.

         (2) Credit Risk. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, (which is the issuer or counterparty to each exchange-traded instrument), provides a guarantee of performance for exchange-traded derivatives. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract. In certain circumstances, the Advisor will obtain collateral for the Fund from the counterparty to minimize this credit risk.

         (3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the instruments and the position hedged. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the associated hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these derivative instruments are traded. The effectiveness of hedges using derivative instruments based on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

         (4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, terminated early, or replaced quickly at or very close to its market value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements or by the derivative instrument to maintain assets as "cover," maintain segregated accounts, designate assets on its books and records, post collateral and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets, accounts, collateral or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends, in part, on the existence of a liquid secondary market for such derivative instruments or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

         (5)  Legal  Risk.  Legal  risk is the risk of loss  caused by the legal unenforceability of a party's obligations under the derivative instrument. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative instruments.

         (6) Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, which creates a large interdependent web of financial obligations. This interdependence raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.


The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

LEVERAGED  DERIVATIVE  TRANSACTIONS.  The SEC  has  identified  certain  trading practices involving derivative instruments that have the potential for leveraging the Fund's assets in a manner that raises senior security issues, as defined under the 1940 Act. In order to avoid creating a senior security, and to limit the potential problems in any leveraging of the Fund's assets, the SEC has stated that the Fund may use coverage or designation of the Fund's liquid assets. To the extent required by SEC guidelines, the Fund will not enter into any such leveraging derivative transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the counterparty to the extent that the position is not "covered". Assets designated on the Fund's records cannot be sold while the related derivative position is open unless they are replaced with similar assets, and such assets may be deemed illiquid. As a result, the designation of a large portion of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under such derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on the Fund's books and records (unless another interpretation is specified by applicable regulatory requirements).


OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques -- Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.


The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

SPREAD OPTION TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.


FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate futures and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.


To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Single-stock futures are futures traded on individual stocks. When buying or selling single-stock futures, the Fund is obligated to fulfill the terms of the contract upon expiration, unless it offsets the position before then. Single-stock futures carry higher margin requirements than regular futures contracts. Trading single-stock futures also involves the risk of losing more than the Fund's initial investment.

FOREIGN CURRENCY DERIVATIVES. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When  the  Fund  engages  in  a  transaction  in a  currency-related  derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange that provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities that are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.

The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. The Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When required by the SEC guidelines, the Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets is so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivative instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivative instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain that may result from an increase in the value of that currency.


"SWAP" DERIVATIVE TRANSACTIONS. The Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or "collar" amounts.


The "notional amount" of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement ("net amount") and not the notional amount differences themselves. The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund's books and records.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.


CREDIT DERIVATIVES. Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by the standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index, which is the basis for the periodic payment. If the Fund writes a credit default swap, it receives a premium up front but the Fund's exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the prospectus, the Advisor expects to use additional derivative instruments and to employ other hedging or risk management techniques using derivatives. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

DURATION

Duration was developed as a more precise alternative to the concept of "maturity" for a debt security or portfolio of debt securities. Traditionally, a debt security's maturity has been used as a proxy for the sensitivity of the debt security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt security provides its final payment, taking no account of the expected timing of the security's principal and interest payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.


Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt obligation with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

Futures, options, and options on futures have durations that, in general, are closely related to the duration of the debt securities that underlie them. Holding long futures or call option positions will lengthen the duration of the Fund's portfolio by approximately the same amount of time that holding an equivalent amount of the underlying debt securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the debt securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount of time that selling an equivalent amount of the underlying debt securities would.

There are some situations where even the standard duration calculation does not completely reflect the interest rate exposure or projected cash flows of a debt security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure and duration correspond to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a debt obligation may vary over time in response to changes in interest rates and other market factors.

EXCHANGE-TRADED FUNDS


Exchange-Traded Funds ("ETF") represent shares of ownership in mutual funds or unit investment trusts ("UIT"), that hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indices. An index-based ETF seeks to track the performance of a particular index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Unlike typical open-end mutual funds or UITs, ETFs do not sell or redeem their individual shares at net asset value ("NAV"). Instead, ETFs sell and redeem their shares at NAV only in large blocks (such as 50,000 shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end mutual funds and UITs, which issue redeemable shares, and of closed-end mutual funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable.

THE FOLLOWING  SECTION  APPLIES TO EACH FUND EXCEPT THE ADVISOR  MUNICIPAL  BOND
FUND.

FOREIGN INVESTMENT COMPANIES

The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country that permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.


THE FOLLOWING  SECTION  APPLIES TO EACH FUND EXCEPT THE ADVISOR  MUNICIPAL  BOND
FUND.

FOREIGN SECURITIES

Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The  costs  attributable  to  foreign  investing  that  the Fund  must  bear are frequently higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and are earning no investment return. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

GOVERNMENTAL/MUNICIPAL OBLIGATIONS


IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States (including the
District of Columbia) and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets, or domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.


BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.



MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. (See "Participation Interests" below.) States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are usually secured by the underlying capital asset, it may be difficult to dispose of any such asset in the event of non-appropriation or other default.


MORTGAGE-BACKED BONDS. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.


PARTICIPATION INTERESTS. A participation interest gives the Fund an undivided interest in a municipal debt obligation in the proportion that the Fund's participation interest bears to the principal amount of the underlying obligation. These underlying obligations may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be federal tax-exempt. If the Fund purchases unrated participation interests, the Board or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

PASS-THROUGH CERTIFICATES. The Fund may also invest in pass-through certificates or securities issued by partnerships and grantor trusts. These securities allow the Fund to receive tax-exempt principal and interest payments on underlying municipal obligations and may have fixed, floating, or variable rates of interest. The pass through certificates may be backed by a letter of credit , guaranty, or liquidity provider and are generally accompanied by an opinion of counsel that the interest on the pass-through certificates will be exempt from federal income tax. The Fund may only invest in these securities if they meet the Fund's credit-quality and eligibility requirements.

THE FOLLOWING  SECTION  APPLIES TO EACH FUND EXCEPT THE ADVISOR  MUNICIPAL  BOND
FUND.

HIGH-YIELD (HIGH-RISK) SECURITIES


IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) debt obligations rated between BB and C by Moody's Investors ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other NRSROs; (2) commercial paper rated as low as C by S&P, Not Prime by
Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable credit quality as determined by the Advisor. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy of the obligor. They are regarded as predominantly speculative and present a significant risk for loss of principal and interest. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A for a description of the NRSRO credit ratings.

EFFECT OF INTEREST RATES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities (which react primarily to fluctuations in the general level of interest rates). Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

DECREASED FUND LIQUIDITY. As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount to meet redemptions. Any such redemption would force the Fund to sell the more liquid portion of its portfolio.


PREPAYMENT RISK. Lower-quality and comparable unrated securities typically contain redemption, call, or prepayment provisions that permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by NRSROs are designed to evaluate the ability of obligors to make principal and interest payments on rated securities. They do not, however, evaluate the overall risk of owning lower-quality securities and, therefore, may not fully reflect the true risks of this type of investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, its industry, and the current trend of earnings. The Advisor periodically monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities or they may be illiquid. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist in these lower-quality (and comparable unrated) securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these securities held in the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly, which can lead to lower pricing reliability of broker quotations. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities as permissible investments. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.


ILLIQUID SECURITIES


The Fund may invest in illiquid securities (i.e., securities that are not readily marketable at their current price). However, under the 1940 Act, the Fund may not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). The Advisor intends to prohibit the Fund's purchase of illiquid securities when the Fund's current illiquid securities holdings constitute 10% or more of the Fund net assets. After the Fund acquires a security, the security may become illiquid for a variety of reasons, including default, lack of current financial information on the issuer or the project financed by the security and the special purpose nature of the issuer or the project financed. Therefore, the Fund may hold (from time to time) percentages of illiquid securities substantially in excess of its acquisition percentage limits.

The Board , or its delegate, has the ultimate authority to determine, to the extent permissible under the federal laws, including the 1940 Act, which securities are illiquid for purposes of this limitation. Certain securities not required to be registered under the Securities Act ("Restricted Security"), such as securities that only may be resold to qualified institutional buyers under Rule 144A ("QIB") under the Securities Act ("144A Securities") and Section 4(2) commercial paper are generally deemed illiquid, but, may be considered liquid under guidelines adopted by the Fund's Board.

The Board has delegated to the Advisor the day-to-day determination of the liquidity of a security, based on guidelines adopted by the Fund's Board, although it has retained oversight and ultimate responsibility for such determinations. The Board has directed the Advisor to look to such factors as
(1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors.

Restricted Securities (primarily 144A Securities) may be deemed liquid by the Advisor pursuant to liquidity guidelines established by the Board. Factors favoring the liquidity of a Restricted Securities include frequency of trades and quotes for the Restricted Security, number of potential broker-dealers and QIBS willing to purchase the Restricted Security, the willingness of dealers to make a market in the Restricted Security and the likelihood of future marketability. The Advisor may determine 4(2) commercial paper to be liquid if
(1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.

Restricted Securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required in order for the Fund to make a public sale of a security, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a Restricted Security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted Securities will be priced in accordance with pricing procedures adopted by the Board. If, through the appreciation of Restricted Securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including
Restricted Securities that are not readily marketable (except for 144A Securities, foreign securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.


The Fund may sell OTC options and, in connection therewith, designate or segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid, except for the purpose of covering the OTC options against which they were written.

INFLATION-INDEXED SECURITIES


The Fund may invest in inflation-indexed securities, which have a final value and interest payment stream linked to the inflation rate. The index for measuring the inflation rate for these securities is typically the non-seasonally adjusted Consumer Price Index published monthly by the U.S. Department of Labor, Bureau of Labor Statistics. By offering interest and principal payments linked to inflation, these securities attempt to protect the future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest adjusted for inflation) change over time as a result of many factors, such as expected domestic economic output. When real interest rates do change, inflation-indexed securities prices may be more sensitive to these changes than conventional bonds. Should market expectations for real interest rates rise, the price of inflation-indexed securities may fall. In addition, inflation-indexed securities may not be as widely traded as fixed-principal securities. This lesser liquidity may result in the Fund experiencing higher transaction costs when purchasing and selling these securities.


LENDING OF PORTFOLIO SECURITIES


The Fund is authorized to lend up to 33 1/3% of the total asset value of the Fund (including any cash collateral) to broker-dealers and other institutional borrowers that meet credit requirements and other criteria established by the Fund's Board. The Fund will lend its portfolio securities when these criteria have been met including the requirement that the borrower pledges to the Fund cash collateral (or other approved high quality collateral) in an amount at least equal to 100% of the market value of the securities loaned (with such collateralization determined by the securities lending agent on a daily basis and adjusted accordingly). The securities lending agent will pay to the Fund a negotiated percentage of the interest earned on investments of cash collateral and of the lending fee paid by the borrower (when non-cash collateral is pledged by the borrower). In determining whether to lend securities to a particular broker-dealer or institutional borrower, the securities lending agent will consider, and during the period of the loan will monitor, all relevant facts and circumstances of the securities loan including the creditworthiness of the borrower. The Fund will retain the authority to terminate a securities loan. The Fund will pay reasonable administrative and custodial fees in connection with each securities loan, and will pay a negotiated portion of the interest earned on the investment of the cash collateral first to the borrower (as a rebate) and, to the extent of any remaining earned interest, a negotiated percentage to the securities lending agent. The Fund will receive from the borrower amounts equivalent to any dividends, interest, or other distributions while the securities are on loan. The Fund will retain certain ownership rights as to the loaned securities (such as voting and subscription rights, and rights to dividends, interest, or other distributions) when retaining such rights is considered to be in the Fund's best interest. The cash collateral received from each borrower will be invested by the securities lending agent according to written investment guidelines approved by the Fund's Board in high-quality investments (including money market instruments and repurchase agreements). Such investments may include investments in mutual funds or similar investment companies that are affiliated with the securities lending agent, the Fund's custodian, the Fund itself or the Advisor, in each case, subject to compliance with all applicable laws, regulations and orders. Lending portfolio securities involves certain risks including borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). For an example of borrower default risk, if a borrower defaults on its obligation to return the loaned securities as required or comply with the other terms of the securities loan documents, the Fund could incur costs and/or delays in recovering the loaned securities, liquidating the pledged collateral, and/or obtaining substitute loaned securities with proceeds of the collateral. The Fund also has borrower default risk in the event the original pledged collateral declines in market value and the borrower fails to deliver additional qualified collateral to the securities lending agent. For an example of cash collateral investment risk, investment of the cash collateral by the securities lending agent pursuant to the Fund's investment guidelines may subject the Fund to risks that such investments are liquidated for less than the amount of the cash collateral needed to be returned to the borrower plus the rebate payable by the Fund to the borrower. In certain circumstances, the securities lending agent indemnifies the Fund for all or part of the Fund's losses arising from these risks.

THE FOLLOWING  SECTION  APPLIES TO EACH FUND EXCEPT THE ADVISOR  MUNICIPAL  BOND
FUND.

LOAN INTERESTS

The Fund may acquire a loan interest ("Loan Interest") including bank term loans and revolving credit loans on a secured and unsecured basis. A Loan Interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution ("Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent ("Collateral Agent"), holds collateral (if any), on behalf of the lenders. These Loan Interests may take the form of participation interests in, or assignments of, a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired indirectly by the Fund from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions that have made loans or are members of a lending syndicate or from other holders of Loan Interests. The Fund may also acquire Loan Interests under which the Fund is an original syndicate lender. Loan Interests are separately enforceable by the Fund against the borrower and all payments of interest and principal are typically made directly to the Agent for distribution to the Fund. In the event that the Fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Agent for their mutual benefit. The Fund may not act as an Agent, a Collateral Agent, a guarantor, or sole negotiator or structurer with respect to a loan.

Revolving bank loan commitments represent a current obligation of the Fund to lend cash to a borrower in the future under certain conditions. Because the date and amount of future revolving loan commitments is not expressly known by the borrower, the Fund will designate on its books and records liquid assets in an amount equal to the projected amount of future revolving loans. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.


The Advisor will analyze and evaluate the financial condition of the borrower (and any guarantors and collateral) in connection with the acquisition of any Loan Interest. The Advisor also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Fund does not have a direct lending relationship with the borrower and which have been purchased as a loan participation, those institutions from or through whom the Fund derives its rights in a loan ("Intermediate Participants").

In a typical loan, the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Fund will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a loan or participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate (and if applicable, Intermediate Participants) to use appropriate credit remedies against the borrower, guarantor (if any), and any collateral. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The Agent usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance by the borrower. The Agent may monitor the value of any collateral, and, if the value of the collateral declines, may give the borrower an opportunity to provide additional collateral, or may seek other protection for the benefit of the holders of the Loan Interest. A Collateral Agent will typically hold any collateral on behalf of the lenders (and their assignees) pursuant to the applicable loan agreement. The Agent and Collateral Agent are compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Fund may perform such tasks on its own behalf if the Fund is a lender under the loan agreement, or through an Intermediate Participant if the Fund only holds a participation interest in the loan.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into any insolvency proceedings or upon requisite vote of the existing lenders. A successor Agent would generally be appointed to replace the terminated Agent, and collateral held by the Collateral Agent under the loan agreement should remain available to holders of Loan Interests. However, if the Fund's participation interest in a Loan Interest were determined to be subject to the claims of the selling lender's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants, similar risks may arise upon the insolvency of the Intermediate Participant.

Purchasers of Loan Interests depend solely upon the creditworthiness of the borrower (and any guarantor or collateral) for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligations to the Fund in full, or that the collateral can be easily liquidated in a cost-efficient manner. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Loan Interests involving guarantees or other credit enhancement from governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due. Loan Interests may be unrated and illiquid, especially if the Loan Interests are purchased from an Intermediate Participant.


MATURITY

The Fund's average effective portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand, (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand, (4) the maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the Advisor, and (5) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average effective portfolio maturity of the Fund is dollar-weighted based upon the market value of the Fund's securities at the time of the calculation.

The Fund may utilize puts which are provided on a "best efforts" or similar basis (a "soft put") to shorten the maturity of securities when the Advisor reasonably believes, based upon information available to it at the time the security is acquired, that the issuer of the soft put has or will have both the willingness and the resources or creditworthiness to repurchase the securities at the time the Fund exercises the put. Failure of an issuer to honor a soft put may, depending on the specific put, have a variety of possible consequences, including (a) an automatic extension of the soft put to a later date, (b) the elimination of the soft put, in which case the effective maturity of the security may be its final maturity date, or (c) a default of the security, typically after the passage of a cure period. Should either the exercise date of the soft put automatically extend or the soft put right be eliminated as a result of the failure to honor a soft put, the affected security may include a provision that adjusts the interest rate on the security to an amount intended to result in the security being priced at par at an interest rate equal to comparable securities. However, not all securities have rate reset provisions or, if they have such provisions, the reset rate may be capped at a rate that would prevent the security from being priced at par. Furthermore, it is possible that the interest rate may reset to a level that increases the interest expense to the issuer by an amount that negatively affects the credit quality of the security.

MORTGAGE-BACKED DEBT SECURITIES


Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

The rate of principal payment on mortgage-backed securities generally depends on the rate of principal payments received on the underlying assets that in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage- backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.


Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO. Multiple class mortgage-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-mortgage-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.


The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (IO) and principal-only (PO) securities. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.


Mortgage-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.

REPURCHASE AGREEMENTS


The Fund may enter into repurchase agreements with qualified, creditworthy banks or non-bank dealers ("Seller") as determined by the Advisor. In a repurchase agreement, the Fund buys from the Seller investment-grade securities at one price and the Seller agrees to repurchase these securities at a later date (usually within one to seven days) for a price equal to the original price paid by the Fund plus an agreed interest payment ("Repurchase Price"). The Seller's obligation to repurchase the securities is secured by cash, the securities purchased, and/or certain U.S. Government securities or U.S. agency guaranteed securities ("Collateral"). The Collateral is held by the Fund's custodian or a qualified subcustodian under the 1940 Act that is a financial intermediary ("Custodian"). The Advisor or Custodian will monitor, on an ongoing basis, the current market value of the Collateral to ensure it always equals or exceeds the Repurchase Price. Each repurchase agreement must at all times be "fully collateralized" by the Collateral as required by the 1940 Act. Repurchase agreements involve risks that the Seller cannot pay the Repurchase Price (e.g., in the event of a default or insolvency of the Seller) and risks that the net liquidation value of the Collateral is less than the amount needed to repay the Repurchase Price.


In addition, the Fund may invest in foreign repurchase agreements. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased, i.e., the collateral, in U.S. dollars, is less than the agreed-upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve greater credit risk than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. Repurchase agreements with foreign counterparties may have more risk than with U.S. counterparties, since less financial information may be available about the foreign counterparties and they may be less creditworthy.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS


The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Because the Fund must repay the purchase price plus interest under a reverse repurchase agreement, it may be considered a borrowing by the Fund and subject to the rules regarding Fund borrowings described above. When required by guidelines of the SEC, the Fund will designate liquid assets on its books and records to secure its obligations to repay principal and accrued interest under these reverse repurchase agreements.

The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities sold during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund enters into a mortgage dollar roll, it designates on its books and records permissible liquid assets to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the proceeds of these mortgage dollar roll and reverse repurchase transactions, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

THE FOLLOWING SECTION APPLIES ONLY TO THE ADVISOR MUNICIPAL BOND FUND. SECTOR CONCENTRATION

From time to time, the Fund may invest 25% or more of its assets in municipal bonds that are in a particular sector such that an economic, business, or political development or change affecting one such security could also affect the other securities in that sector. Such related sectors may include community development, education, health care, hospitals, industrial development, pollution control, retirement centers, single-family housing, multiple family housing, utilities, and general obligation bonds. The Fund also may invest 25% or more of its assets in municipal bonds whose issuers are located in the same state, such states may include California and New York.

SHORT-HOLD TRADING STRATEGY
The Fund may have the opportunity to participate in the primary market for new issues offered by issuers and/or underwriters at prices the Fund's manager(s) deem(s) favorable, based on factors such as the supply of bonds in the marketplace and economic conditions. In these situations, the Fund may decide to purchase these new security issues at the negotiated opening price, and shortly thereafter offer to sell all or a part of the Fund's purchased allocation to third-party interest purchasers at a higher price, depending on market conditions. These short-term trades are only done when the Fund's manager(s) believe(s) it is in the best interests of the Fund (e.g., realization of capital appreciation). Because the Fund is "at risk" for the purchased amount, it is possible for the Fund to experience losses on these trades.


SHORT SALES

The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.


THE FOLLOWING  SECTION  APPLIES TO EACH FUND EXCEPT THE ADVISOR  MUNICIPAL  BOND
FUND.

SOVEREIGN DEBT

Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

To the extent that a country has a current account deficit (generally when its exports of merchandise and services are less than its country's imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it may need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of a country to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be adversely affected, by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

The sovereign debt in which the Fund may invest includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time, and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds, if any, in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank, and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds have speculative characteristics. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

STANDBY COMMITMENTS

In order to facilitate portfolio liquidity, the Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which the Fund obtains standby commitments to evaluate those risks.


THE FOLLOWING SECTION APPLIES ONLY TO THE ADVISOR MUNICIPAL BOND FUND. TAXABLE SECURITIES

The Fund may invest up to 20% of its net assets in taxable investments (of comparable quality to their respective tax-free investments), which would produce interest not exempt from federal income tax, including among others: (1) obligations issued or guaranteed, as to principal and interest, by the United States government, its agencies, or instrumentalities; (2) obligations of financial institutions, including banks, savings and loan institutions, insurance companies and mortgage banks, such as certificates of deposit, bankers' acceptances, and time deposits; (3) corporate obligations, including preferred stock and commercial paper, with equivalent credit quality to the municipal securities in which the Fund may invest; (4) investments in derivatives; and (5) repurchase agreements with respect to any of the foregoing instruments. For example, the Fund may invest in such taxable investments pending the investment or reinvestment of such assets in municipal securities, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interest of the Fund's shareholders. In addition, each Fund, may invest up to 100% of its total assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to the federal alternative minimum tax.


TEMPORARY DEFENSIVE POSITION


The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities, including high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments, as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the Advisor had not adopted a temporary defensive position. In this case, the Fund may not achieve one or more of its investment objectives.


U.S. GOVERNMENT SECURITIES


U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including:


o    U.S. Treasury obligations, such as Treasury bills, notes, and bonds;

o The Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
o The Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
o The Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and
o The Student Loan Marketing Association, the Inter-American Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although the U.S. Government provides various types of financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and not all U.S. Government securities are guaranteed or backed by the full faith and credit of the U.S. Government. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the market value of such securities will fluctuate.


VARIABLE- OR FLOATING-RATE SECURITIES

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, LIBOR (London
Inter-Bank Offer Rate), the 90-day U.S. Treasury bill rate, the rate of return on bank certificates of deposit, or some other objective measure.


Variable- or floating-rate securities frequently include a put or demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the put or demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument that may be sold or put to the issuer or a third party, prior to its stated maturity, the Fund may consider that instrument's maturity to be shorter than its stated maturity.


Variable-rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts, that may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate or LIBOR, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded and may be illiquid. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on a periodic basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio and any providers of credit enhancements.

The Fund will not invest more than 15% of its net assets in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days' notice will be deemed readily marketable and will not be subject to this limitation). In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.


In determining the Fund's average effective portfolio maturity, the Fund will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes.

THE FOLLOWING  SECTION  APPLIES TO EACH FUND EXCEPT THE ADVISOR  MUNICIPAL  BOND
FUND.

WARRANTS

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of debt securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


The Fund may purchase securities on a when-issued or delayed-delivery basis and such transactions represent a type of forward commitment. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the underlying debt obligations accrues to the Fund. These types of forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.

To the extent required by the SEC, the Fund will maintain cash and liquid assets equal in value to the aggregate outstanding forward commitments for when-issued and delayed-delivery securities. Such designated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities designated on its books and records, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Another type of forward commitment is for certain future pass-through, residential mortgage-backed pools which forward commitments are traded in the "to-be-announced" market (TBAs). TBAs are the Fund's commitment to purchase one or standardized, residential mortgage pools which will be placed in a pass-through mortgage-backed security issued by Fannie Mae, Freddie Mac, or Ginnie Mae in the future. The residential mortgages in these pools all have common underwriting characteristics: they are residential mortgages with 15 to 30 year maturities, generally at a fixed rate, with monthly payments and no prepayment penalties, and must be under a certain prescribed dollar limit. TBA settlement terms are commonly 90 days, but may extend to 180 days. TBAs are sold by mortgage originators during the process of originating residential mortgages and are a primary source of the funds needed by these mortgage loan originators. Certain key terms are specified at the time the TBA is purchased (mortgage type, mortgage issuer, required rate, dollar amount to be purchased, price and settlement date), but the exact identity and number of the mortgage pools to be covered by the TBA is only determined 48 hours before the settlement date. The Fund may hold and trade TBAs, and TBAs are included in the Fund's NAV. TBAs are actively traded and the TBA market is very liquid. The price of most TBAs are ascertainable by market quotations. However, TBAs are still subject to the same risks as other forward commitments, and subject to the same leverage requirements as other forward commitments.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES


The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order for the Fund to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income to its shareholders. Consequently, the Fund may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these IRC distribution requirements.


                             DIRECTORS AND OFFICERS


The Board of Directors of the Fund is responsible for managing the Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Richard S. Strong (indicated below by an asterisk *) is deemed an "interested person" of the Fund as defined in the 1940 Act because of his controlling ownership in the Advisor's parent company, Strong Financial Corporation. Each officer and Director holds the same position with the 28 registered open-end management investment companies consisting of 72 mutual funds ("Strong Family of Funds"). Each Director will hold office until the next annual meeting of shareholders at which his successor is elected, until there is a decrease in the number of Directors that takes effect after the expiration of his term, or until his death, resignation, or removal. Officers are elected by the Board annually or as otherwise required.

All of the Directors who are not Directors, officers, or employees of the Advisor, or any affiliated company of the Advisor ("disinterested directors") have also formed an Independent Directors Committee and an Audit Committee (collectively, "Independent Committees"). These Independent Committees were established to meet from time to time to consider and vote on any matters and take any action allowed under the Fund's By-laws and Articles of Incorporation, the Wisconsin Business Corporation Law, the Delaware Business Trust Act, and any other applicable law. Pursuant to its charter, the Audit Committee assists the Board in fulfilling its oversight responsibilities for the quality and integrity of the accounting, auditing, and reporting practices of the Funds and in complying with applicable laws regarding these issues; recommends to the Board the selection, retention, or termination of the independent auditor employed by the Funds for the purpose of preparing or issuing an audit report or related work; is responsible for compensation and oversight of the work of the Funds' independent auditor, including resolution of disagreements between Fund management and the auditor regarding financial reporting; and preapproves, or establishes preapproval policies and procedures concerning, certain audit and non-audit services provided to the Funds and certain non-audit services provided to the Advisor and its affiliates. The Independent Directors Committee held four meetings and the Audit Committee held four meetings during each Fund's last fiscal year.


                                             DATE FIRST
                               POSITIONS     ELECTED OR
      NAME, ADDRESS,             HELD        APPOINTED         PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE                 PAST 5 YEARS              CERTAIN OTHER DIRECTORSHIPS HELD

---------------------------- -------------- ------------- --------------------------------------- ----------------------------------
---------------------------- -------------- ------------- --------------------------------------- ----------------------------------


Willie D. Davis             Director       July      President and Chief Executive  Officer  Director   of    Wisconsin    Energy
161 North La Brea                          1994      of All Pro  Broadcasting,  Inc.  since  Corporation  (formerly WICOR,  Inc.)
Inglewood, CA  90301                                 1977.                                   (a  utility   company)  since  1990,
Age  69                                                                                      Metro-Goldwyn-Mayer,     Inc.    (an
                                                                                             entertainment  company)  since 1998,
                                                                                             Bassett Furniture  Industries,  Inc.
                                                                                             since   1997,   Checker's   Drive-In
                                                                                             Restaurants,  Inc. (formerly Rally's
                                                                                             Hamburgers,    Inc.)   since   1994,
                                                                                             Johnson    Controls,     Inc.    (an
                                                                                             industrial  company) since 1992, MGM
                                                                                             Mirage  (formerly  MGM Grand,  Inc.)
                                                                                             (an   entertainment/hotel   company)
                                                                                             since  1990,  Dow  Chemical  Company
                                                                                             since 1988,   Sara Lee  Corporation
                                                                                             (a food/consumer  products  company)
                                                                                             since  1983,   Alliance  Bank  since
                                                                                             1980,   and  Manpower    Inc.  (a
                                                                                             world-wide  provider  of  staffing
                                                                                             services)  since 2001,  and  Kmart
                                                                                             Corporation  (a  discount  consumer
                                                                                             products  company)  from  1985 to
                                                                                             2003,  and Trustee of the University
                                                                                             of Chicago  since 1980 and Marquette
                                                                                             University since 1988.

Stanley Kritzik           Director         January     Partner of Metropolitan Associates (a   Director  of     Wisconsin   Health
1123 North Astor Street                      1995      real estate firm) since 1962.           Information  Network since  November
Milwaukee, WI  53202                                                                           1997,    Health  Network  Ventures,
Age  74                  Chairman of        July                                               Inc.   from  1992  to  April   2000;
                         the Audit          2000                                               Member of the Board of  Governors of
                         Committee
                                                                                               Snowmass  Village Resort  Association
                                                                                               from October 1999 until October 2002,
                                                                                               and Director of Aurora Health Care
                                                                                               from September 1987 to September
                                                                                               2002.

William F. Vogt           Director         January     Senior Vice  President  of IDX Systems
P.O. Box 7657                                1995      Corporation (a management  consulting
Avon, CO  81620                                        firm)  since June 2001;  President  of
Age  56                  Chairman         January      Vogt Management Consulting,  Inc. from
                          of the             1995      July  1990  to  June  2001;    former
                          Independent                  Fellow  of  the  American  College  of
                          Directors                    Medical Practice Executives.
                          Committee

Neal Malicky              Director         December    President  Emeritus of Baldwin-Wallace  Director of Aspire Learning
4608 Turnberry Drive                         1999      College  since July  2000;  Chancellor  Corporation since June 2000;
Lawrence, KS  66047                                    of  Baldwin-Wallace  College from July  Trustee of Southwest Community
Age  69                                                1999  to  June  2000;   President   of  Health Systems, Cleveland
                                                       Baldwin-Wallace   College   from  July  Scholarship    Program,    and   The
                                                       1981 to June 1999.                      National  Conference  for  Community
                                                                                               and Justice until 2001;  President
                                                                                               of the National Association of
                                                                                               Schools and Colleges of the United
                                                                                               Methodist Church,  Chairperson of the
                                                                                               Association of Independent  Colleges
                                                                                               and  Universities of Ohio, and
                                                                                               Secretary of the National Association
                                                                                               of Independent Colleges and
                                                                                               Universities until 2001.

Gordon B. Greer              Director          March      Of Counsel for Bingham  McCutchen  LLP
P.O. Box 2936                                   2002      (a  law  firm   previously   known  as
Milwaukee, WI  53201                                      Bingham   Dana   LLP)   from  1997  to
Age  72                                                   February 2002.

                                                          From 1967 to 1997, Mr.
                                                          Greer   served   as  a
                                                          Partner   of   Bingham
                                                          McCutchen.  On  behalf
                                                          of Bingham  McCutchen,
                                                          Mr.   Greer   provided
                                                          representation  to the
                                                          disinterested
                                                          directors    of    the
                                                          Strong Funds from 1991
                                                          to   February    2002.
                                                          Bingham  McCutchen has
                                                          provided
                                                          representation  to the
                                                          Independent  Directors
                                                          of  the  Strong  Funds
                                                          since 1991.

OFFICERS


Ane K. Ohm                Anti-Money      November        Director     of    Mutual     Fund
P.O. Box 2936                Laundering         2002      Administration  of  Strong  Investor
Milwaukee, WI  53201         Compliance                   Services,  Inc.,  since  April  2001;
Age 34                       Officer                      Vice  President  of  Strong  Investor
                                                          Services,  Inc.  since December 2001;
                                                          Marketing  Services Manager of Strong
                                                          Investments, Inc., from November 1998
                                                          to April  2001;  and Retail  Services
                                                          Financial    Manager    of   Strong
                                                          Investments,  Inc.  from January 1997
                                                          to November 1998.

Christopher O. Petersen      Vice                May     Managing  Counsel of Strong  Financial
P.O. Box 2936                President                   Corporation   since     March   2003;
Milwaukee, WI  53201         and                2003      Assistant    Secretary    of    Strong
Age 34                       Assistant                    Investor Services,  Inc. since  June
                             Secretary                    2003;   Corporate  Counsel  at  U.S.
                                                          Bancorp Asset  Management,  Inc. from
                                                          May 2001 to  March  2003;  Corporate
                                                          Counsel  at  First   American  Asset
                                                          Management,  a  division  U.S.  Bank
                                                          National Association  ("FAAM"),  from
                                                          September   1999   to   May   2001;
                                                          Compliance   Officer  at  FAAM  from
                                                          January  1999  to  September   1999;
                                                          Associate  at  Mauzy  Law  Firm  from
                                                          September 1997 to December 1998.

Richard W. Smirl             Vice             February  Senior  Counsel  of  Strong  Financial
P.O. Box 2936                President          2002    Corporation   since   December   2001;
Milwaukee, WI  53201                                    Assistant   Executive  Vice  President
Age 36                       Secretary        November  since December 2001;  Secretary of the
                                                2001    Advisor    since     November    2002;
                                                        Assistant  Secretary  of  the  Advisor
                                                        from December  2001 to November  2002;
                                                        Senior  Counsel  of the  Advisor  from
                                                        July 2000 to  December  2001;  General
                                                        Counsel  of Strong  Investments,  Inc.
                                                        ("Distributor")  since  November 2001;
                                                        Vice President,  Secretary,  and Chief
                                                        Compliance  Officer of the Distributor
                                                        since July 2000;  Lead  Counsel of the
                                                        Distributor    from   July   2000   to
                                                        November  2001;   Vice  President  and
                                                        Secretary    of    Strong     Investor
                                                        Services,  Inc.,  since December 2001;
                                                        Partner at  Keesal,  Young & Logan LLP
                                                        (a law firm)  from  September  1999 to
                                                        July 2000;  Associate at Keesal, Young
                                                        & Logan  LLP  from  September  1992 to
                                                        September 1999.

Gilbert L. Southwell III     Assistant          July    Associate  Counsel of Strong Financial
P.O. Box 2936                Secretary          2001    Corporation   since   December   2001;
Milwaukee, WI  53201                                    Assistant  Secretary  of  the  Advisor
Age 49                                                  since   December    2002;    Associate
                                                        Counsel  of  the  Advisor  from  April
                                                        2001  to  December  2001;  Partner  at
                                                        Michael, Best & Friedrich,  LLP (a law
                                                        firm)  from   October  1999  to  March
                                                        2001;  Assistant  General  Counsel  of
                                                        U.S.   Bank,   National    Association
                                                        (formerly  Firstar Bank,  N.A.) and/or
                                                        certain  of  its   subsidiaries   from
                                                        November 1984 to September 1999.

John W. Widmer               Treasurer         April    Treasurer  of the Advisor  since April
P.O. Box 2936                                   1999    1999;    Assistant    Secretary    and
Milwaukee, WI  53201                                    Assistant    Treasurer    of    Strong
Age 38                                                  Financial  Corporation  since December
                                                        2001;   Treasurer  of  Strong  Service
                                                        Corporation    since    April    1999;
                                                        Treasurer and  Assistant  Secretary of
                                                        Strong Investor  Services,  Inc. since
                                                        July   2001;   and   Manager   of  the
                                                        Financial    Management    and   Sales
                                                        Reporting  Systems  department  of the
                                                        Advisor from May 1997 to April 1999.


Thomas M. Zoeller            Vice             October   Executive   Vice   President   of  the
P.O. Box 2936                President          1999    Advisor   since  April   2001;   Chief
Milwaukee, WI  53201                                    Financial   Officer  of  the   Advisor
Age 39                                                  since February 1998;  Secretary of the
                                                        Advisor   from    December   2001   to
                                                        November  2002;  Member of the  Office
                                                        of  the  Chief   Executive  of  Strong
                                                        Financial  Corporation since May 2001;
                                                        Chief Financial  Officer and Treasurer
                                                        of  Strong  Investments,   Inc.  since
                                                        October    1993;     Executive    Vice
                                                        President   and  Secretary  of  Strong
                                                        Investor  Services,  Inc.  since  July
                                                        2001; Executive Vice President,  Chief
                                                        Financial  Officer,  and  Secretary of
                                                        Strong   Service   Corporation   since
                                                        December  2001;  Treasurer  of  Strong
                                                        Service   Corporation  from  September
                                                        1996 to April 1999;  Vice President of
                                                        Strong Service  Corporation from April
                                                        1999 to December  2001;  Member of the
                                                        Office of the Chief  Executive  of the
                                                        Advisor from  November  1998 until May
                                                        2001;  Senior  Vice  President  of the
                                                        Advisor  from  February  1998 to April
                                                        2001;  and Treasurer and Controller of
                                                        the  Advisor   from  October  1991  to
                                                        February 1998.



The following table sets forth the dollar range of equity securities of each Fund beneficially owned as of December 31, 2003 by the Directors in each Fund and on an aggregate basis in the Strong Family of Funds using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, or over $100,000.


                          Directors' Fund Ownership(1)

                             As of December 31, 2003


FUND                                                                     DIRECTOR
                                      -------------------------------------------------------------------------------
                                       Richard S.    Willie D.    Gordon B.      Stanley     Neal        William F.
                                       Strong(2)       Davis        Greer        Kritzik      Malicky       Vogt
------------------------------------- ------------- ------------ ------------ -------------- ----------- ------------

Advisor Bond Fund
Advisor Short Duration Bond Fund
Advisor Strategic Income Fund
Strong Family of Funds(3)


 (1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

(2) This Director is deemed an "interested person" as defined in the 1940 Act. Effective December 2, 2003, Mr. Strong resigned from the Board.
(3) As of December 31, 2003, the Strong Family of Funds included 28 registered open-end management investment companies consisting of [75] mutual funds, including both the Strong Funds and the Strong Advisor Funds.

The following table sets forth aggregate compensation paid to the Directors by each Fund for the fiscal year ended October 31, 2003 and by the Strong Funds for their most recently completed fiscal periods.


                          Aggregate Compensation Table

                  for the Fiscal Year Ended October 31, 2003(1)


FUND                                                                     DIRECTOR(2)
------------------------------------------- ----------------------------------------------------------------------

                                              Willie D.      Gordon B.    Stanley        Neal      William F.
                                                Davis          Greer     Kritzik(3)     Malicky       Vogt(4)

------------------------------------------- --------------- ------------ ------------- ------------ --------------

Advisor Bond Fund                             $1,996          $1,996       $2,011        $1,996       $2,188
Advisor Municipal Bond Fund                      $126            $126          $85          $126         $136
Advisor Short Duration Bond Fund                $368            $368         $368          $368         $390
Advisor Strategic Income Fund                   $204            $204         $204          $204         $209
Strong Family of  Funds(5)                  $145,898        $145,898     $146,885      $145,898     $159,509

(1) Aggregate compensation includes compensation for service by the disinterested directors on the Board , Independent Directors Committee, and Audit Committee. Each disinterested director is also reimbursed by the Fund for travel and other expenses incurred in connection with each of their attendance at regular and special meetings.
(2) Interested Directors, officers, and employees of the Fund receive no compensation or expense reimbursement from the Fund. (3) Aggregate compensation paid to Mr. Kritzik includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Audit Committee.

(4) Aggregate compensation paid to Mr. Vogt includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Independent Directors Committee.

(5) As of October 31, 2003, the Strong Family of Funds included 28 registered open-end management investment companies consisting of [72] mutual funds, including both the Strong Funds and the Strong Advisor Funds. The aggregate compensation includes the amount paid to the Directors by the Strong Family of Funds during each Fund's most recently completed fiscal period.

Unless otherwise noted below, as of January 31, 2004, the current officers and Directors of the Fund in the aggregate beneficially owned less than 1% of any class of the Fund's then outstanding shares.


FUND                                CLASS - SHARES                PERCENT
------------------------------- ---------------------- -------------------------




                             PRINCIPAL SHAREHOLDERS


Unless otherwise noted below, as of January 31, 2004, no persons owned of record or are known to own of record or beneficially more than 5% of any class of the Fund's then outstanding shares.



NAME AND ADDRESS                             FUND/CLASS/SHARES                                 PERCENT OF CLASS
-------------------------------------------- -------------------------------------------- ---------------------------






Any person owning more than 25% of the Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               INVESTMENT ADVISOR


The Fund entered into an Advisory Agreement with Strong Capital Management, Inc. ("Advisor"). Mr. Petersen is Managing Counsel of the Advisor, Mr. Smirl is Assistant Executive Vice President, Secretary, and Chief Legal Officer of the Advisor, Mr. Southwell is Associate Counsel and Assistant Secretary of the Advisor, Mr. Widmer is Treasurer of the Advisor, and Mr. Zoeller is Executive Vice President and Chief Financial Officer of the Advisor. As of December 31, 2003, the Advisor had over $___ billion under management.

The Advisory Agreement has an initial term of two years and, thereafter, is required to be approved annually by either the Board or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's Directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board , by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.

The Board last reviewed the Advisory Agreement for the Advisor Bond Fund, Advisor Short Duration Bond Fund, and Advisor Strategic Income Fund on May 2, 2003. In its review, the Board was provided materials relating to, and considered and evaluated, with respect to each Fund, (i) the terms of the Advisory Agreement, including the nature and scope of services to be provided to the Fund by the Advisor, the structure and rates of the investment advisory fees to be charged for those services, and the extent to which those fees include breakpoints or otherwise appropriately reflect economies of scale that may be realized by the Advisor; (ii) information comparing the fees and expenses paid by the Fund under the agreement with the fees and expenses paid by similar funds managed by other investment advisors; (iii) the historical investment performance of the Fund, as well as information on the performance of other funds currently available in the market not advised or managed by Strong, but having a similar investment focus and asset composition; (iv) the type and scope of services that historically have been provided to the Fund by the Advisor and the ability of the Advisor to continue to provide high quality investment advisory services to the Fund, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the Advisory Agreement, and, (v) the current and projected profitability of the Advisor and other benefits that may be received by the Advisor or its affiliates as a result of serving as Advisor to the Fund in light of any other fees and expenses that may be paid by the Fund to the Advisor or to affiliates of the Advisor. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders.

The Board last reviewed the Advisory Agreement for the Advisor Municipal Bond Fund on August 2, 2002. In its review, the Board was provided materials relating to (i) the terms of the Advisory Agreement, including the nature and scope of services provided by the Advisor, the structure and rates of the investment advisory fees to be charged for those services, and the extent to which those fees include breakpoints or otherwise appropriately reflect economies of scale that may be realized by the Advisor; (ii) the fees and expenses that would be paid as compared to the fees and expenses paid by similar funds managed by other investment advisors; (iii) the management fee rates and payment arrangements;
(iv) the type and scope of services that historically have been provided by the Advisor to the Strong Family of Funds and the ability of the Advisor to continue to provide high quality investment advisory services, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the Advisory Agreement; and (v) other benefits that may be received by the Advisor or its affiliates as a result of serving as Advisor to the Strong Family of Funds (including soft dollar benefits received by the Advisor in addition to its management fee) and in light of other fees and expenses that would be paid to the Advisor or to affiliates of the Advisor. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders.


Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. The Advisory Agreement authorizes the Advisor to delegate its investment advisory duties to a subadvisor in accordance with a written agreement under which the subadvisor would furnish such investment advisory services to the Advisor. In that situation, the Advisor continues to have responsibility for all investment advisory services furnished by the subadvisor under the subadvisory agreement. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.


Except for expenses assumed by the Advisor, as set forth above, or by Strong Investments, Inc. ("Distributor") with respect to the distribution of the Fund's shares, the Fund is responsible for all of its other expenses, including, without limitation, interest charges, taxes, insurance, brokerage commissions, and similar expenses; distribution and shareholder servicing expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for Directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


On May 4, 2001, the Board for each Fund, except the Advisor Municipal Bond Fund, approved the following changes to the Amended Advisory Agreement, which were approved by shareholders on July 20, 2001. The revised Advisory Agreement calls for the management fee to be calculated using breakpoints, which provide for lower management fees on Fund net assets above specified asset levels. The specific asset levels at which management fees are reduced for these Funds are described below. The revised Advisory Agreement eliminated a 2% cap on expenses, which had been included in the Amended Advisory Agreement under a state law requirement that has since been repealed. In addition, under the revised Advisory Agreement, the management fee is accrued and payable daily, while under the Amended Advisory Agreement the management fee was accrued and payable monthly. The Advisor reserves the right, however, to receive payment of the management fee on a less frequent basis at its discretion.

As compensation for its advisory services, the Fund pays to the Advisor a management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and may voluntarily absorb expenses for the Fund. Each class of the Fund pays its proportionate share of the management fee.


                                                       CURRENT                          PRIOR
FUND                                                 ANNUAL RATE                     ANNUAL RATE
--------------------------------------------- -------------------------- ------------------------------------
Advisor Bond Fund                               0.23% (Since 8/31/99)         0.25% (Prior to 8/31/99)

Advisor Municipal Bond Fund                             0.37%                            N/A
Advisor Short Duration Bond Fund               0.375% (Since 11/30/00)       0.625% (Prior to 11/30/00)
Advisor Strategic Income Fund                           0.50%                            N/A


In addition, the Fund is subject to the following breakpoint schedule:

                                                          CURRENT ANNUAL MANAGEMENT FEE RATE
---------------------------------- ---------------------------------------------------------------------------------
                                                               AVERAGE DAILY NET ASSETS
---------------------------------- -------------------------- -------------------------- ---------------------------
                                       FOR ASSETS UNDER             FOR THE NEXT                 FOR ASSETS
FUND                                      $4 BILLION              $2 BILLION ASSETS         $6 BILLION AND ABOVE
---------------------------------- -------------------------- -------------------------- ---------------------------

Advisor Bond                                  0.23%                      0.205%                    0.180%
Advisor Municipal Bond                        0.37%                      0.345%                    0.32%
Advisor Short Duration Bond                   0.375%                     0.350%                    0.325%
Advisor Strategic Income Fund                 0.50%                      0.475%                    0.450%


The Fund paid the following management fees for the time periods indicated:

                                                                                                MANAGEMENT FEE
FISCAL YEAR ENDED                   MANAGEMENT FEE ($)                WAIVER($)                AFTER WAIVER ($)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Advisor Bond Fund



10/31/01                                     893,500                            0                     893,500
10/31/02                                   1,084,521                            0                   1,084,521
10/31/03                                     887,953                            0                     887,953

Advisor Municipal Bond Fund

10/31/03                                     641,188                            0                     641,188


Advisor Short Duration Bond Fund



10/31/01                                     221,340                            0                      221,340
10/31/02                                     259,814                            0                      259,814
10/31/03                                     321,487                            0                     321,487


Advisor Strategic Income Fund



10/31/01(2)                                   29,028                            0                      29,028
10/31/02                                      84,206                            0                      84,206
10/31/03                                     103,198                            0                     103,198

(1) First offered on March 7, 2003.
(2) For the eleven-month fiscal period ended October 31, 2001.


On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.

The Fund, the Advisor, and the Distributor have adopted a Code of Ethics ("Code") that governs the personal trading activities of all "Access Persons" of the Advisor and the Distributor. Access Persons include every director and officer of the Advisor, the Distributor, and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor and the Distributor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principle that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor's and Distributor's other clients ahead of their own.


The Code requires Access Persons (other than Access Persons who are disinterested directors of the investment companies managed by the Advisor, including the Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, gifting or transferring securities, direct obligations of the U.S. Government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are disinterested Directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security that is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days, prior to and after the trade, during which time Access Persons may not trade in securities that have been purchased or sold by any client for which the Advisor serves as an investment advisor or subadvisor, renders investment advice, makes investment decisions, or places orders through its Trading Department. Exceptions to the requirements of the Code of Ethics are to be handled on a case-by-case basis and will only be granted if the proposed conduct involves negligible opportunity for abuse.

The Advisor provides investment advisory services for multiple clients through different types of investment accounts (e.g., mutual funds, hedge funds, separately managed accounts, etc.) who may have similar or different investment objectives and investment policies (e.g., some accounts may have an active trading strategy while others follow a "buy and hold" strategy). In managing these accounts, the Advisor seeks to maximize each account's return, consistent with the account's investment objectives and investment strategies. While the Advisor's policies are designed to ensure that over time similarly-situated clients receive similar treatment, to the maximum extent possible, because of the range of the Advisor's clients, the Advisor may give advice and take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account (the Advisor and its principals and associates also may take such actions in their personal securities  transactions,  to the extent  permitted by and  consistent  with the
Code). For example, the Advisor may use the same investment style in managing two accounts, but one may have a shorter-term horizon and accept high-turnover while the other may have a longer-term investment horizon and desire to minimize turnover. If the Advisor reasonably believes that a particular security may provide an attractive opportunity due to short-term volatility but may no longer be attractive on a long-term basis, the Advisor may cause accounts with a shorter-term investment horizon to buy the security at the same time it is causing accounts with a longer-term investment horizon to sell the security. The Advisor takes all reasonable steps to ensure that investment opportunities are, over time, allocated to accounts on a fair and equitable basis relative to the other similarly-situated accounts and that the investment activities of different accounts do not unfairly disadvantage other accounts.

From time to time, the Advisor votes the securities owned by the Funds according to its Proxy Voting Policies and Procedures, which are summarized below.

The Advisor also provides two programs of custom portfolio management called Strong Advisor and Strong Private Client. These programs are designed to determine an investment approach that fits an investor's financial needs and then provide the investor with a custom built portfolio of Strong Funds and certain other unaffiliated mutual funds, in the case of Strong Advisor, and Strong Funds and individual stocks and bonds, in the case of Strong Private Client, based on that allocation. The Advisor, on behalf of participants in the Strong Advisor and Strong Private Client programs, may determine to invest a portion of the program's assets in any one Strong Fund, which investment, particularly in the case of a smaller Strong Fund, could represent a material portion of the Fund's assets. In such cases, a decision to redeem the Strong Advisor or Strong Private Client program's investment in a Fund on short notice could raise a potential conflict of interest for the Advisor, between the interests of participants in the Strong Advisor or Strong Private Client program and of the Fund's other shareholders. In general, the Advisor does not expect to direct the Strong Advisor or Strong Private Client program to make redemption requests on short notice. However, should the Advisor determine this to be necessary, the Advisor will use its best efforts and act in good faith to balance the potentially competing interests of participants in the Strong Advisor and Strong Private Client program and the Fund's other shareholders in a manner the Advisor deems most appropriate for both parties in light of the circumstances.


From time to time, the Advisor may make available to third parties current and historical information about the portfolio holdings of the Advisor's mutual funds. Release may be made to entities such as fund ratings entities, industry trade groups, and financial publications. Generally, the Advisor will release this type of information only where it is otherwise publicly available. This information may also be released where the Advisor reasonably believes that the release will not be to the detriment of the best interests of its clients.

For more complete information about the Advisor, including its services, investment strategies, policies, and procedures, please call 1-800-368-3863 and ask for a copy of Part II of the Advisor's Form ADV.


PROXY VOTING POLICIES AND PROCEDURES

The following summary describes how Strong Capital Management, Inc. ("Advisor"), as investment adviser to the Strong Family of Funds, generally intends to vote on proxy issues for the securities held in Fund portfolios. The Advisor has been delegated the right and the obligation to vote proxies relating to the Funds' portfolio securities, subject to the oversight of the Board. In addition, the Advisor is responsible for establishing proxy voting policies and procedures, and reviewing and updating them as necessary.

GENERAL PRINCIPLE.
The Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best long-term economic interest of advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

THE PROXY COMMITTEE.
The Advisor has established a Proxy Committee that meets as needed to administer, revise, and update the Proxy Voting Policy. In addition, the Proxy Committee meets when necessary to discuss and determine the votes for issues that do not fall into a category described in the Proxy Voting Policy, applying the general principles noted above. For issues that do not fall within predetermined voting guidelines, the Proxy Committee or its delegates may consult with the Portfolio Manager (or a member of the Portfolio Manager's investment team) of the account holding the relevant security for assistance in determining how to cast the vote.

PROCESS.
In order to apply the general policy noted above in a timely and consistent manner, the Proxy Committee has delegated its voting authority to a third-party voting service ("Voting Delegate"). Subject to the oversight of the Proxy Committee, the Voting Delegate follows the written voting guidelines provided by the Advisor. The Voting Delegate reviews the issues on each voting ballot and itemizes them according to the written voting guidelines. Based on the standing instructions given by the Advisor to the Voting Delegate regarding how to vote, the Voting Delegate places and records the votes. When the voting policy relating to a specific issue is not clearly defined in the written voting guidelines, the Voting Delegate refers the vote decision to the Advisor for review.

ROUTINE CORPORATE ADMINISTRATIVE ITEMS.
The Advisor generally is willing to vote with management on matters of a routine administrative nature. The Advisor believes management should be allowed to make those decisions that are essential to the ongoing operation of the company and which are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

o    Appointment or election of auditors;
o Increases in authorized common or preferred shares (unless management intends to use the additional shares to implement a takeover defense, in which case the proposal will be analyzed on a case-by-case basis);
o    Routine election or re-election of unopposed directors;
o    Director's liability and indemnification;
o Incentive plans, restricted stock plans and bonus plans, when 10% or fewer of the outstanding shares have been allocated to the company's incentive plans, provided, however, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisor's advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o Stock option plans, when 10% of fewer or the outstanding shares have been allocated to the company's plans, (including subsidiary plans, share option and share award plans, equity incentive plans and share options), provided, however, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisors' advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o    Employee stock purchase or ownership plans;
o    Name changes; and
o    The time and location of the annual meeting.

The Advisor generally opposes minimum share ownership requirements for directors because the Advisor feels that a director can serve a company well regardless of the extent of his or her share ownership.

The Advisor generally abstains from voting for an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which it is not aware.

SPECIAL INTEREST ISSUES.
While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility generally rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest long-term shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. Accordingly, the Advisor will vote with management's recommendation on issues such as:

o    Restrictions on military contracting;
o    Restrictions on the marketing of controversial products;
o    Restrictions on corporate political activities;
o    Restrictions on charitable contributions;
o    Restrictions on doing business with foreign countries;
o    A general policy regarding human rights;
o    A general policy regarding employment practices;
o    A general policy regarding animal rights;
o    A general policy regarding nuclear power plants;
o    Compensation plans; and
o    Rotating the location of the annual meeting among various cities.

RESOLVING MATERIAL CONFLICTS OF INTEREST.
The SEC rule describes a potential conflict of interest as occurring when there is a vote between the interests of Fund shareholders, on the one hand, and those of the Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other.

To eliminate or minimize material conflicts of interest, the Advisor may follow one or more of the following procedures: a) use predetermined voting guidelines,
b) use the recommendations of an independent third party, or c) refer conflicts of interest to the Proxy Committee for a decision.

PROXY VOTING RECORD RETENTION.
The Advisor retains the following records for a minimum of five years: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared on behalf of the Advisor that were material in making the decision on how to vote.


                                  ADMINISTRATOR

Effective November 30, 2001, the Fund entered into an administration agreement ("Administration Agreement") with Strong Investor Services, Inc. ("Administrator") for administration services to the Fund that previously were provided by the Advisor under the same terms and conditions as the Administration Agreement. Prior to November 30, 2001, the Fund had entered into a separate administration agreement with the Advisor for administration services for the Fund that previously had been provided under the Advisory Agreement.


The Fund has adopted a Rule 18f-3 Plan under the 1940 Act ("Multi-Class Plan"). The Multi-Class Plan permits the Fund to offer multiple classes of shares. The Advisor Bond Fund currently offers six classes of shares: Class A, Class B, Class C, Class K, Class Z, and Institutional Class. The Advisor Short Duration Bond Fund currently offers four classes of shares: Class A, Class B, Class C, and Class Z. The Advisor Strategic Income Fund currently offers three classes of shares: Class A, Class B, and Class C. The Advisor Municpal Bond Fund currently offers four classes of shares: Class A, Class B, Class C, and Institutional Class shares. Prior to December 27, 2001, the Advisor Bond Fund, Advisor Short Duration Bond Fund, and Advisor Strategic Income Fund also offered Class L shares. Class L shares were redesignated as and converted into Class A shares of the same respective Fund on December 27, 2001.


The fees received and the services provided by the Administrator are in addition to fees received and services provided by the Administrator under the Transfer and Dividend Disbursing Agent Agreement. The Administrator is an affiliated company of the Advisor and the Distributor.

ADMINISTRATION AGREEMENT - CLASSES A, B, C, K, AND Z

Under the Administration Agreement, the Administrator provides or makes provision for certain administrative functions for the Class A, Class B, Class C, Class K, and Class Z shares of the Fund, including: (i) authorizing expenditures and approving bills for payment on behalf of the Fund; (ii) supervising preparation of the periodic updating of the Fund's registration statements, including prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate;
(iii) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's shareholders, and attending to routine correspondence and other communications with individual shareholders; (iv) supervising the daily pricing of the Fund's investment portfolios and the publication of the respective net asset values of the classes of shares of the Fund, earnings reports and other financial data; (v) monitoring relationships with organizations providing services to the Fund, including the Custodian, DST and printers; (vi) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; (vii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (viii) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (ix) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares; (x) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (xi) informing the Distributor of the gross amount of purchase and redemption orders for shares; (xii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law; and, in addition, for Class Z shares only,
(xiii) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the shares may be effected, and certain other matters pertaining to the Funds; and (xiv) assisting shareholders in designating and changing dividend options, account designations, and addresses. For its services under the Administration Agreement the Administrator receives a fee from the Fund at the annual rate 0.28% of the Fund's average daily net assets attributable to Class A, B, C, and Z shares and 0.25% of the Fund's average daily net assets attributable to Class K shares. This fee is computed and payable daily or as otherwise agreed by the Fund and the Administrator. Prior to July 23, 2001, the Advisor received a fee from the Fund at the annual rate of 0.25% of the Fund's average daily net assets attributable to the Class Z shares, which was computed and payable monthly or as otherwise agreed by the Fund and the Advisor.

ADMINISTRATION AGREEMENT - INSTITUTIONAL CLASS

Under the Administration Agreement, the Administrator provides or makes provision for certain administrative functions for the Institutional Class shares of the Fund, including: (i) authorizing expenditures and approving bills for payment on behalf of the Fund and the Institutional Class shares; (ii) supervising preparation of the periodic updating of the Fund's registration statements with respect to the Institutional Class shares, including Institutional Class prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate;
(iii) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's Institutional Class shareholders, and attending to routine correspondence and other communications with individual shareholders; (iv) supervising the daily pricing of the Fund's investment portfolios and the publication of the respective net asset values of the Institutional Class shares of the Fund, earnings reports and other financial data; (v) monitoring relationships with organizations providing services to the Fund, with respect to the Institutional Class shares, including the Custodian, DST and printers; (vi) supervising compliance by the Fund, with respect to the Institutional Class shares, with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns;
(vii) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (viii) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem Institutional Class shares; (ix) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (x) informing the Distributor of the gross amount of purchase and redemption orders for Institutional Class shares; and (xi) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. For its services under the Administration Agreement the Administrator receives a fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets attributable to Institutional Class shares. This fee is computed and payable daily or as otherwise agreed by the Fund and the Administrator. Prior to November 30, 2001, the Advisor provided administrative services to the Fund. Prior to April 12, 2001, the fee was computed and payable monthly or as otherwise agreed by the Fund and the Advisor.

The Fund paid the following administrative fees for the time period indicated. From time to time, the Administrator may waive all or a portion of its administrative fee and may voluntarily absorb expenses for the Fund.

                                                                                                   ADMINISTRATIVE FEE
      FISCAL YEAR ENDED                    ADMINISTRATIVE FEE ($)             WAIVER($)              AFTER WAIVER ($)
------------------------------- ------------------------------------ -------------------- ----------------------------

Advisor Bond Fund - Class A



10/31/01                                             20,855                            7                       20,848
10/31/02(1)                                          49,661                            0                       49,661
10/31/03                                             69,787                            0                       69,787

Advisor Bond Fund - Class B (2)

10/31/01(3)                                           8,914                            0                        8,914
10/31/02                                             28,964                            0                       28,964
10/31/03                                             41,671                            0                       41,671

Advisor Bond Fund - Class C (2)

10/31/01(3)                                           9,529                            0                        9,529
10/31/02                                             24,225                            0                       24,225
10/31/03                                             27,807                            0                       27,807

Advisor Bond Fund - Class K (4)

10/31/02(5)                                             222                            0                          222
10/31/03                                              2,331                        2,044                          287


Advisor Bond Fund - Class Z



10/31/01                                            179,500                            0                      179,500
10/31/02                                            293,763                            0                      293,763
10/31/03                                            279,522                            0                      279,522

Advisor Bond Fund - Institutional Class


10/31/01                                             61,152                            0                       61,152
10/31/02                                             66,315                            0                       66,315
10/31/03                                             47,114                            0                       47,114

Advisor Municipal Bond Fund - Class A(7)

10/31/03(8)                                         333,701                            0                      333,701

Advisor Municipal Bond Fund - Class B(7)

10/31/03(8)                                          82,172                            0                       82,172

Advisor Municipal Bond Fund - Class C(7)

10/31/03(8)                                           6,463                            0                        6,463

Advisor Municipal Bond Fund - Institutional Class (7)

10/31/03(8)                                           3,455                            0                        3,455

Advisor Short Duration Bond Fund - Class A (2)

10/31/01(3)                                           9,567                        2,619                        6,948
10/31/02(1)                                          40,780                          529                       40,251
10/31/03                                             78,506                          194                       78,312


Advisor Short Duration Bond Fund - Class B (2)

10/31/01(3)                                           3,956                          333                        3,623
10/31/02                                             20,359                        2,754                       17,605
10/31/03                                             40,280                          475                       39,805

Advisor Short Duration Bond Fund - Class C (2)

10/31/01(3)                                           2,824                          282                        2,542
10/31/02                                             15,425                          593                       14,832
10/31/03                                             36,963                            0                       36,963

Advisor Short Duration Bond Fund - Class Z (6)

10/31/01(3)                                         118,975                            0                      118,975
10/31/02                                            118,446                            0                      118,446
10/31/03                                             84,229                            0                       84,229

Advisor Strategic Income Fund - Class A (2)

10/31/01(3)                                           9,729                        9,727                            2
10/31/02(1)                                          25,238                       18,429                        6,809
10/31/03                                             23,825                       17,091                        6,734

Advisor Strategic Income Fund - Class B (2)


10/31/01(3)                                           3,111                           20                        3,091
10/31/02                                             10,718                            0                       10,718
10/31/03                                             17,832                            0                       17,832

Advisor Strategic Income Fund - Class C (2)

10/31/01(3)                                           2,714                           21                        2,693
10/31/02                                             12,317                            0                       12,317
10/31/03                                             16,134                            0                       16,134

(1) These fees do not reflect the fees of the former Class L shares, which were redesignated as and converted into the Class A shares on December 27, 2001.

(2) First offered on November 30, 2000.
(3) For the eleven-month fiscal period ended October 31, 2001.
(4) First offered on December 31, 2001.
(5) For the ten-month  fiscal period ended October 31, 2002.
(6) Formerly Retail Class,  first  applicable  on November 30, 2000.
(7) First  offered on March 7, 2003.
(8) For the eight-month fiscal period ended October 31, 2003.


                                   DISTRIBUTOR

Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Investments, Inc. ("Distributor"), P.O. Box 2936, Milwaukee, WI 53201, acts as underwriter of the Fund's shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares on a
continuous   basis.  The  Distribution   Agreement  further  provides  that  the
Distributor will bear the additional costs of printing prospectuses and shareholder reports that are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an affiliated company of the Advisor and the Administrator. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


The offering price of Class Z, K, and Institutional Class shares of the Advisor Bond Fund , the Class Z shares of the Advisor Short Duration Bond Fund, and the Institutional Class shares of the Advisor Municipal Bond Fund is on a "no-load" basis, which means investors pay no up-front sales charge on the purchases of those shares. The former Investor Class shares of the Advisor Bond Fund and the former Retail Class shares of the Advisor Short Duration Bond Fund were redesignated Class Z shares on November 30, 2000. Class Z shares are only available to certain types of investors. See Appendix C for more information on the eligibility criteria for purchasing Class Z shares.

The offering price of Class A shares of each Fund is the initial sales charge plus the net asset value. The Distributor may pay up to 100% of the applicable initial sales charges due upon the purchase of the Class A shares to the brokers, if any, involved in the transaction. As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the initial sales charge from purchases of Class A shares of the Fund. The Fund pays an annual 0.25% 12b-1 fee on Class A shares to the Distributor or others. Class A shares also are subject to a contingent deferred sales charge ("CDSC") in certain circumstances. See Appendix C for more information on Class A shares, including sales charge breakpoints and waivers.

The offering price of Class B shares of each Fund is the net asset value. Class B shares redeemed within six years of purchase are subject to a CDSC, beginning at 5.00% for redemptions within the first year, declining to 4.00% for redemptions within years two and three, 3.00% in year four, 2.00% in year five, 1.00% in year six, and disappearing after the sixth year. See Appendix C for more information on Class B shares. The Fund pays an annual 1.00% 12b-1 fee on Class B shares, which compensates the Distributor for paying the broker involved in the transaction, if any, a 3.00% up-front sales commission, which includes an advance of the first year's service fee. See "Distribution Plan" for more information on Class B shares.

The offering price of Class C shares of the Fund is the net asset value. However, investors pay a 1.00% CDSC on Class C shares in certain circumstances. See Appendix C for more information on Class C shares. The Fund pays an annual 1.00% 12b-1 fee on Class C shares, which compensates the Distributor for paying the broker involved in the transaction, if any, a 1.00% up-front sales commission, and which includes an advance of the first year's service fee. See "Distribution Plan" for more information on Class C shares.


Class K shares are only available to certain types of investors. See "Additional Shareholder Information" for more information on the eligibility criteria for purchasing Class K shares.

The Distributor has adopted a Code of Ethics. See the "Investment Advisor" section for details.


From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, cash, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. Any in-house sales incentive program will be conducted in accordance with the rules of the National Association of Securities Dealers, Inc. ("NASD").


                                DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan") for Class A, Class B, and Class C shares. Although the plan differs in some ways for each class, the plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.


Under the plan, the Fund pays the Distributor or others for the expenses of activities that are primarily intended to sell Class A, Class B, and Class C shares, including, but not limited to compensation and expenses, including overhead and telephone expenses, of employees of the Distributor who engage in or support the distribution of Class A, Class B, and Class C shares; printing and distribution of prospectuses, statements of additional information and any supplements thereto, and shareholder reports to persons other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; holding seminars and sales meetings with wholesale and retail sales personnel, which are designed to promote the distribution of Class A, Class B, and Class C shares; and compensation of broker-dealers. These expenses also may include service fees paid to securities dealers or others who have a servicing agreement with the Fund and the Distributor or its affiliates who provide service or account maintenance to shareholders. The Distributor may determine the services to be provided by the broker-dealer to shareholders in connection with the sale of Class A, Class B, and Class C shares. All or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to broker-dealers who sell Class A, Class B, and Class C shares. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class. The Advisor and/or an affiliate, including the Distributor, may make payments from their own resources to brokers, financial advisors, or other for selling Fund shares.


CLASS A SHARES. The Fund pays up to 0.25% per year of Class A's average daily net assets to the Distributor or others.

CLASS B AND CLASS C SHARES. The Fund pays the Distributor up to 1.00% per year of the class' average daily net assets, out of which 0.25% may be used for service fees. The 12b-1 fees also may be used to pay the Distributor for advancing commissions to securities dealers for the initial sale of Class B and Class C shares. The Distributor uses 12b-1 plan fees payable to it to pay third party financing entities that have provided financing to the Distributor in connection with advancing commissions to securities dealers.


The Rule 12b-1 plan is a compensation plan. It allows the Fund to pay a fee to the Distributor that may be more than the eligible expenses the Distributor has incurred at the time of the payment. The Distributor must, however, report to the Board on how it has spent or has immediate plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan, and shall not exceed the amount permitted to be paid under the rules of the NASD.

In addition to the payments to which the Distributor or others are entitled under the plan, the plan also provides that to the extent the Fund, the Advisor or the Distributor or other parties on behalf of the Fund, the Advisor or the Distributor make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the meaning of Rule 12b-1 under the 1940 Act, then these payments shall be deemed to have been made pursuant to the plan.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.


The Distributor must provide written reports to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the Board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1. The Rule 12b-1 Plan will continue in effect from year to year, provided that such continuance is approved annually by a vote of the Board , and a majority of the Directors of the Fund who are not interested persons (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to the Rule 12b-1 Plan ("Rule 12b-1 Independent Directors"), cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may not be amended to increase materially the amount to be spent for the services described in the Rule 12b-1 Plan without the approval of the shareholders of 12b-1 shares of the Fund, and all material amendments to the Rule 12b-1 Plan must also be approved by the Directors in the manner described above. The Rule 12b-1 Plan may be terminated at any time, without payment of a penalty, by a vote of a majority of the Rule 12b-1 Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 60 days' written notice to any other party to the Rule 12b-1 Plan. The Board and the Rule 12b-1 Independent Directors have determined that, in their judgment, there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its shareholders of 12b-1 shares. Such benefits might include access to new markets resulting in additional sales of the class of shares greater potential for economies of scale, greater retention of assets in the class of shares, and the provision of shareholder support services by entities with whom shareholders have other relationships. Under the Rule 12b-1 Plan, the Distributor will provide the Board and the Directors will review, at least quarterly, a written report of the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. As part of their quarterly review of the Rule 12b-1 Plan, the Directors will consider the continued appropriateness of the Rule 12b-1 Plan and the level of compensation provided thereunder. .


The Fund paid the following  distribution  and service fees under its Rule 12b-1
Plan:


                                                                                              REMAINING 12B-1 FEES
                                                                                              USED TO PAY FOR
                                                                                              1) ADVERTISING AND
                                                                                              2) PRINTING AND
                                                                        12B-1 FEES           MAILING OF
                                                   COMPENSATION TO      RETAINED BY          PROSPECTUSES TO OTHER
                    GROSS 12B-1                     UNAFFILIATED         SII ($)(1)            THAN CURRENT
FISCAL YEAR ENDED     FEES ($)      WAIVER ($)      BROKER-DEALERS ($)                        SHAREHOLDERS ($)

------------------ ---------------- --------------- -------------------- -------------------- ------------------------


Advisor Bond Fund - Class A (formerly Advisor Class)


10/31/01(1)                 18,624              0               16,725
10/31/02                    44,050              0               41,560
10/31/03                    62,309              0



Advisor Bond Fund - Class B (2)


10/31/01(3)                 31,837             0                   143
10/31/02                   103,444             0                  6,642
10/31/03                   148,824             0

Advisor Bond Fund - Class C (2)

10/31/01(3)                 34,032             0                    84
10/31/02                    86,517             0                 6,767
10/31/03                    99,310             0

Advisor Municipal Bond Fund - Class A(4)

10/31/03(5)                276,612         2,342

Advisor Municipal Bond Fund - Class B(4)

10/31/03(5)                494,328         6,855

Advisor Municipal Bond Fund - Class C(4)

10/31/03(5)                 24,335           539

Advisor Short Duration Bond Fund - Class A (2)

10/31/01(1), (3)             8,542         6,382                 7,520
10/31/02                    39,364        20,207                 27,448
10/31/03                    70,094        33,272

Advisor Short Duration Bond Fund - Class B (2)

10/31/01(3)                   14,130       1,859                   195
10/31/02                      73,063           0                  4,381
10/31/03                     144,496       6,981

Advisor Short Duration Bond Fund - Class C (2)

10/31/01(3)                   10,086       1,519                   195
10/31/02                      55,091       1,303                  2,238
10/31/03                     132,164       5,707

Advisor Strategic Income - Class A (2)

10/31/01(1),(3)                8,687       7,259                 7,587
10/31/02                      23,679      22,144                 20,776
10/31/03                      21,265      21,265

Advisor Strategic Income Fund - Class B (2)

10/31/01(3)                   11,112         175                   530
10/31/02                      38,278           0                 1,815
10/31/03                      63,686           0

Advisor Strategic Income Fund - Class C (2)

10/31/01(3)                    9,694         158                   195
10/31/02                      43,990           0                 1,601
10/31/03                      57,620           4

(1) These fees do not reflect the fees of the former Class L shares, which were redesignated as and converted into the Class A shares on December 27, 2001.
(2) First offered on November 30, 2000.
(3) For the eleven-month fiscal period ended October 31, 2001.
(4) First offered on March 7, 2003.
(5) For the eight-month fiscal period ended October 31, 2003.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions or other charges to be paid on such transactions. It is the policy of the Advisor to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage and execution services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds. The Advisor may, at such time as it deems advisable, place trades with certain brokers with which it is affiliated, including the Distributor, under procedures adopted by the Fund's Board, which provide, in part, that the commissions received by the affiliated broker must be reasonable and fair compared to that received by non-affiliated brokers in similar transactions during a comparable time period.

The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.

Section 28(e) of the Securities Exchange Act of 1934, as amended, ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the
availability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, who provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (1) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (2) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (3) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services. To request a copy of the Advisor's Soft Dollar Practices, please call 1-800-368-3863.

The  Advisor  may engage in  "step-out"  and  "give-up"  brokerage  transactions subject to best price and execution. In a step-out or give-up trade, an investment advisor directs trades to a broker-dealer who executes the transactions while a second broker-dealer clears and settles part or all of the transaction. The first broker-dealer then shares part of its commission with the second broker-dealer. The Advisor engages in step-out and give-up transactions primarily (1) to satisfy directed brokerage arrangements of certain of its client accounts and/or (2) to pay commissions to broker-dealers who supply research or analytical services.

When deemed appropriate or advisable by the Advisor, registered mutual funds managed by the Advisor ("Strong Funds") may purchase from, or sell to, any other Strong Fund, a portfolio security that is consistent with the Fund's investment objectives, policies and limitations. Such trades between mutual funds are conducted pursuant to Rule 17a-7 under the 1940 Act. These transactions may benefit the Strong Funds by providing them with greater investment flexibility, including the ability to invest or raise cash without incurring transaction costs. The Board, including a majority of the disinterested directors, has approved procedures governing these transactions with respect to all of the Strong Funds.

Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

At least annually, the Advisor considers the amount and nature of research and brokerage services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.

The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commissions paid and was subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met. The Advisor anticipates it will continue to enter into such brokerage arrangements.

The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover, brokerage and custodial costs, and tax consequences to the client.

With  respect to the Fund's  foreign  equity  investing,  if any, the Advisor is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions are usually higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers are subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing the accounts of other clients and may or may not be used by the Advisor in connection with making investment decisions for the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the Fund or other account's respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and expected liquidity needs, the availability of other competing investment opportunities, the size and number of investment positions generally held, transaction, custodial or other charges that may be incurred as a result of the transaction, tax considerations and the opinions of the persons responsible for recommending the investment.


From time to time, the Advisor may invest for a client in securities being offered in an initial or secondary public offering ("IPO"), if the portfolio manager team responsible for the account believes the investment is appropriate and desirable for that client. In making this judgment, the team generally considers, among other things, the client's investment objectives, restrictions and tax circumstances; the client's tolerance for risk and high portfolio turnover; the nature, size and investment merits of the IPO; the size of the client's account, cash availability, other holdings, asset allocation and other current or expected competing investment opportunities that may be available for the account; if the portfolio manager team contemplates holding the investment for the client's account, as opposed to immediately selling it, whether a meaningful position in the IPO securities could be obtained for the account; and expected transaction, custodial and other costs to the client in making the investment. The team also may consider the number and nature of the account's past participation in IPOs and any indicators of the client's contribution to the availability of the particular investment opportunity or IPO investment opportunities generally, including the amount of brokerage commissions and underwriter compensation generated by the client account. After weighing these and other relevant factors, the portfolio manager team may decide to invest in a particular IPO for some but not all clients, or for no clients. IPO investments made by a team for two or more clients may be in amounts that are not equal or proportionate to the participating account's asset size. Other portfolio manager teams may make different investment decisions for their clients about the same IPO. A Fund or other client's access to profitable IPOs may be limited. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies. In addition, when a Fund or other client account is small, profitable IPOs may greatly increase the Fund or account's total return, but the same level of performance is not likely to be achieved when an account grows larger.

"Hot issues" are IPOs that trade at a premium when secondary market trading begins. Typically, the demand for "hot issues" exceeds the supply, and the amount of any "hot issue" IPO made available to an investment manager like the Advisor is usually limited. In addition, IPO underwriters tend to offer "hot issues" on a priority basis to investors that have invested or are likely to invest in other offerings underwritten by the same firm or that have executed a significant volume of trades through the firm. A portfolio manager team may seek to buy larger amounts of "hot issue" IPOs for those clients whose past trading, investing and other activities have contributed to the availability to the Advisor of a specific "hot issue" IPO or to "hot issue" IPOs generally.

Each portfolio manager team places its clients' orders for a particular IPO with the Advisor's trading desk, and the trading desk seeks to fill those orders together. If the Advisor receives the full amount of securities ordered, the shares are allocated in accordance with the original orders placed with the trading desk. However, if the trading desk is not able to obtain the total amount of securities needed to fill all orders, the shares actually obtained are allocated according to specific guidelines. When the Advisor receives 75 percent or greater of the shares ordered, the securities are allocated pro rata to those accounts that originally placed orders with the trading desk. If the Advisor receives less than 75 percent of the shares ordered, the trading desk will allocate shares to each participating account, in accordance with an allocation percentage established for each such client account by the trading desk. The allocation percentages are determined using a pre-established formula which gives primary weight to the amount of equity assets under management (including cash available for investment on the date the IPO is priced) in the client's account, with lesser weight given to the brokerage commissions generated by all trading for the client account and to underwriting compensation paid by the client account over the last twelve months. The trading desk then allocates to each participating client account the assigned allocation percentage of the amount of the limited availability IPO securities obtained by the Advisor for all clients or, if less, the amount of the IPO securities initially ordered for that client account. To avoid allocations of "odd lot" positions or fractional shares, each client's allocation is also rounded down to the nearest 100-share lot. Any unallocated securities remaining are distributed on a random basis in minimum lots of 100 shares to those participating client accounts that did not qualify for a 100 share or greater allocation based on their allocation percentage.

The Advisor's policy and procedures for allocating IPO investment opportunities, including "hot issues," are designed to ensure that all clients are treated fairly and equitably over time. The Advisor does not, however, allocate IPO investment opportunities or limited availability IPO securities made available to the Advisor among its clients in equal amounts or pro rata based on the size of an account's assets. Under the Advisor's IPO allocation policy, certain clients, including private investment funds or so-called "hedge funds," may receive a greater share than other clients (in proportion to the size of their account assets) of the IPO investment opportunities available to the Advisor, including "hot issue" IPOs. In addition, the Advisor generally will not invest in IPOs for clients whose accounts are managed pursuant to wrap fee and other programs sponsored by broker-dealers or other financial professionals.


The Advisor's policy generally will result in greater IPO allocations (as a percentage of client assets under management) to clients whose accounts are actively traded. Clients receiving greater IPO allocations are likely to include hedge funds or other accounts managed by the Advisor that pay the Advisor higher account management fees, including performance fees.


Transactions in futures contracts are executed through futures commission merchants ("FCMs"). The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

At such time as the Advisor deems it advisable, the Fund may participate in a program with State Street Brokerage Services, Inc. ("State Street Brokerage") under which the Fund would receive a credit for part of the brokerage commission paid in any brokerage transaction directed to participating brokers. The credit is applied to Fund expenses payable to the Fund's third-party service providers other than the Advisor or its affiliates. The credit may be applied to the fees of the Fund's custodian, which is an affiliate of State Street Brokerage. Neither the Advisor nor its affiliates receive any direct or indirect benefit from this arrangement.

The Fund paid the following brokerage commissions for the time periods indicated:

FISCAL YEAR ENDED                                                           BROKERAGE COMMISSIONS ($)
------------------------------------------------------------ ---------------------------------------------------------

Advisor Bond Fund

10/31/01                                                                               25,088
10/31/02                                                                               20,599
10/31/03                                                                               19,765

Advisor Municipal Bond Fund(1)

10/31/03(2)                                                                             6,828

Advisor Short Duration Bond Fund

10/31/01                                                                               10,429
10/31/02                                                                                3,763
10/31/03                                                                                1,724

Advisor Strategic Income  Fund(3)

10/31/01(4)                                                                             3,619
10/31/02                                                                                5,344
10/31/03                                                                                1,182

(1) First offered on March 7, 2003.
(2) For the  eight-month  fiscal  period ended  October 31, 2003.
(3) Commenced operations on November 30, 2000.
(4) For the eleven-month fiscal period ended October 31, 2001.


Unless otherwise noted below, the Fund has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.


        REGULAR BROKER OR DEALER (OR PARENT) ISSUER             VALUE OF SECURITIES OWNED AS OF OCTOBER 31,  2003

------------------------------------------------------------ ---------------------------------------------------------

Bank of America                                                        $1,068,978 (Advisor Short Duration Bond Fund)


The table below shows the Fund's portfolio turnover rate for the last two fiscal periods.

------------------------------------------ ------------------------------------- -------------------------------------

FUND                                                OCTOBER 31,  2003                    OCTOBER 31,  2002

------------------------------------------ ------------------------------------- -------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------

Advisor Bond                                           464.4%                                403.7%

------------------------------------------ ------------------------------------- -------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------

Advisor Municipal Bond Fund                              88.2%(1)                             N/A

------------------------------------------ ------------------------------------- -------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------

Advisor Short Duration Bond                              89.7%                                204.0%

------------------------------------------ ------------------------------------- -------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------

Advisor Strategic Income                                155.1%                                234.7%

------------------------------------------ ------------------------------------- -------------------------------------

 (1) For the eight-month fiscal period ended October 31, 2003.


                                    CUSTODIAN


As custodian of the Fund's assets, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO, 64105, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. In addition, the Fund, with the approval of the Board and subject to the rules of the SEC, may have subcustodians in those foreign countries in which their respective assets may be invested. The custodian and, if applicable, the subcustodian are in no way responsible for any of the investment policies or decisions of the Fund.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


The Administrator, P.O. Box 2936, Milwaukee, WI 53201, acts as transfer agent and dividend-disbursing agent for the Fund. The Administrator is an affiliated company of the Advisor and Distributor. The Administrator is compensated as follows:


------------------------------------------- -------------------------------------------------------------------------
FUND TYPE/SHARE CLASS                                                       FEE (1)
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
Class A shares                              0.20% of the average daily net asset value of all Class A shares.
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
Class B shares                              0.20% of the average daily net asset value of all Class B shares.
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
Class C shares                              0.20% of the average daily net asset value of all Class C shares.
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
Class K shares                              0.20% of the average daily net asset value of all Class K shares.
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
Class Z shares                              $31.50 annual open account fee, $4.20 annual closed account fee.
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
Institutional Class shares                  0.015% of the average daily net asset value of all  Institutional  Class shares.
------------------------------------------- -------------------------------------------------------------------------

(1) Plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.

The fees received and the services provided by the Administrator as transfer agent and dividend disbursing agent for the Fund are in addition to those received and provided by the Administrator under the Administration Agreement.

From time to time, the Fund, directly or indirectly through arrangements with the Administrator, and/or the Administrator may pay fees to third parties, which may include affiliates of the Advisor, that provide transfer agent type services and other administrative services to persons who beneficially own interests in the Fund, such as participants in 401(k) plans, participants in 529 plans, and shareholders who invest through other financial intermediaries. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Administrator for providing these services to Fund shareholders; however, the Administrator may pay to the third party amounts in excess of such limitation out of its own profits.

The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services. From time to time, the Administrator may waive all or a portion of its transfer agent and dividend disbursing agent fees and may voluntarily absorb expenses for the Fund.

                                                                                                              TOTAL
                                        PER ACCOUNT    OUT-OF-POCKET     PRINTING/MAILING                  COST AFTER
         FUND                           CHARGES ($)     EXPENSES ($)       SERVICES ($)         WAIVER       WAIVER
                                                                                                 ($)
------------------------ ---------------------------- ----------------- ------------------- -------------- ------------

Advisor Bond Fund - Class A


10/31/01(1)                          14,899                34             8,830                1,062       22,701
10/31/02                              47,798               514             7,773                    0       56,085
10/31/03                              49,986               781             6,322                    0       57,089

Advisor Bond Fund - Class B (2)

10/31/01(3)                            6,367                66            13,128                3,029       16,532
10/31/02                              20,780               556            10,573                    0       31,909
10/31/03                              29,756             1,181            10,040                    0       40,977

Advisor Bond Fund - Class C (2)

10/31/01(3)                            6,807                33             4,132                    0       10,972
10/31/02                              19,916               267             5,193                    0       25,376
10/31/03                              21,566               588             8,941                    0       31,095

Advisor Bond Fund - Class K (4)

10/31/02(5)                              151                14                 1                    0          166
10/31/03                               1,263                59             2,986                    0        4,308

Advisor Bond Fund - Class Z

10/31/01                             157,275               425            20,795                    0      178,495
10/31/02                             495,831             2,944            28,129                    0      526,904
10/31/03                             592,496             3,204            21,854                  222      617,332

Advisor Bond Fund - Institutional Class

10/31/01                              45,864               923            17,343                    0       64,130
10/31/02                              63,512             8,181            50,798                    0      122,491
10/31/03                              36,449             8,089            62,660                    0      107,198

Advisor Municipal Bond Fund - Class A(6)

10/31/03(7)                          208,814             6,904            44,646                    0      260,364

Advisor Municipal Bond Fund - Class B(6)

10/31/03(7)                           57,862             2,668            12,981                    0       73,511

Advisor Municipal Bond Fund - Class C(6)

10/31/03(7)                            4,078                80               592                    0        4,750

Advisor Municipal Bond Fund - Institutional Class

10/31/03(7)                            1,937               579            10,559                    0       13,075

Advisor Short Duration Bond Fund - Class Z (8)

10/31/01                              96,148             1,278            57,499                1,273      153,652
10/31/02                             118,642             2,925            50,226                1,273      170,520
10/31/03                              70,152             3,325            20,736                1,044       93,169

Advisor Short Duration Bond Fund - Class A (2)

10/31/01(1)(3)                         6,833                10             5,200                2,548        9,495
10/31/02                              26,992               354             4,239                    0       31,585
10/31/03                              54,418               662             6,054                    0       61,134

Advisor Short Duration Bond Fund - Class B (2)

10/31/01(3)                            2,826                16             4,151                  815        6,178
10/31/02                              12,932               311             5,638                    0       18,881
10/31/03                              28,814               978             9,049                    0       38,841

Advisor Short Duration Bond Fund - Class C (2)
                                            ==


10/31/01(3)                            2,017                 7             1,548                  592        2,980
10/31/02                              10,077               189             3,452                    1       13,717
10/31/03                              25,253               744             7,088                    0       33,085

Advisor Strategic Income Fund - Class A (2)


10/31/01(1)(3)                         6,949                30            27,193                7,837       26,335
10/31/02                              17,783               201             3,529                2,619       18,894
10/31/03                              16,596               323             2,567                    0       19,486

Advisor Strategic Income Fund - Class B (2)


10/31/01(3)                            2,222                23             5,189                1,680        5,754
10/31/02                               7,254               243             4,445                    0       11,942
10/31/03                              12,069               456             3,410                    0       15,935

Advisor Strategic Income Fund - Class C (2)


10/31/01(3)                            1,939                 9             5,011                    9        6,950
10/31/02                              10,882               239             4,343                    0       15,464
10/31/03                              11,371               541             4,072                    0       15,984


(1) These fees do not reflect the fees of the former Class L shares, which were redesignated as and converted into the Class A shares on December 27, 2001.
(2) First offered on November 30, 2000.
(3) For the eleven-month fiscal period ended October 31, 2001.
(4) First offered on December 31, 2001.
(5) For the ten-month fiscal period ended October 31, 2002.
(6) First offered on March 7, 2003
(7) For the  eight-month  fiscal  period ended  October 31,  2003.
(8) Formerly Retail Class, first applicable on November 30, 2000.


                                      TAXES

GENERAL


The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under Subchapter M of the IRC. If so qualified, the Fund will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This qualification does not involve government supervision of the Fund's management practices or policies. If, in any taxable year, the Fund does not qualify as a RIC under Subchapter M: (1) the Fund would be taxed at normal federal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (2) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than tax-exempt shareholders and shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends). The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders and does not address special tax rules applicable to certain classes of investors. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.

In order to qualify for treatment as a RIC under the IRC, the Fund must (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement");
(2) diversify its assets so that at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (ii) not more than 25% of the value of the Fund's total assets is invested in securities (other than U.S. Government securities or the securities of other RICs) (1) of any one issuer or (2) of two or more issuers controlled by the Fund and engaged in the same or similar trades or businesses or related trades or businesses "Diversification Requirement". From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to satisfy the income and diversification requirements under the IRC.

If the Fund qualifies as a RIC for the taxable year and distributes to its shareholders the sum of at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gains, and net gains from certain foreign currency transactions, if applicable) and 90% of its net tax-exempt income ("Distribution Requirement"), then the Fund generally will not be subject to federal income tax on the distributed portion of its investment company taxable income. In addition, the Fund will not be subject to federal income tax to the extent it distributes its "net capital gain" (which is defined as the excess of realized net long-term capital gain over realized net short-term capital loss).

Each calendar year, the Fund must distribute dividends in an amount at least equal to the sum of (a) 98% of its ordinary income for the calendar year, (b) 98% of its capital gain net income for the one-year period ending October 31 of the same calendar year, and (c) 100% of the ordinary income and capital gain net income not previously distributed to avoid the 4% nondeductible excise tax ("Excise Tax"). The Fund intends to make the required distributions, but does not provide assurance that it will do so.

If Fund shares are sold at a loss after being held for 6 months or less, the loss disallowed to the extent of any exempt interest dividends received on those shares. Any portion of such a loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on the prior December 31.


If the Fund is considered a personal holding company it will be subject to special tax rules.

All or a portion of a sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of these shares within 90 days after their purchase to the extent shares of the Fund or another fund are subsequently acquired without a sales charge or without a reduced sales charge pursuant to a reinvestment or exchange privilege. Any disregarded portion of this sales charge will increase the shareholder's tax basis in the shares subsequently acquired. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if the shareholder purchases other shares of the Fund (whether through reinvestment of distributions or otherwise) or acquires or enters into a contract or option to acquire securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

CAPITAL LOSS CARRYOVERS

For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. When the Fund has a capital loss carryover, it generally does not make capital distributions until the loss has been offset or expired.

FUND                  CAPITAL LOSS CARRYOVER ($)             EXPIRATION DATE









DERIVATIVE INSTRUMENTS

The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.

For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.

FOREIGN TRANSACTIONS


Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. If the Fund makes this election, each shareholder would (1) be required to include in gross income, the shareholder's proportionate share of those taxes paid by the RIC, and (2) be allowed to either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund would report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


The Fund holding foreign securities in its investment portfolio maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (1) from the disposition of foreign currencies and forward currency contracts, (2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).


The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") in accordance with its investment objective, policies and restrictions. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund may be subject to federal income tax on a portion of any "excess distribution" (which is made up of a defined part of distributions to shareholders of the PFIC and any gain on their disposition of the PFIC stock), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Finally, neither of the foregoing will apply if the Fund elects to mark-to-market the gains of the PFIC annually. These gains will be treated as ordinary income.

The following section applies to the Advisor Municipal Bond Fund only. MUNICIPAL SECURITIES

A substantial portion of the dividends paid by the Fund will qualify as federal tax-exempt interest dividends and thus will be excludable from gross income by its shareholders for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the IRC. The Fund intends to continue to satisfy this IRC requirement. The aggregate dividends excludable from the Fund's shareholders' federal gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the IRC.

Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is subject to the federal alternative minimum tax. Corporate shareholders of the Fund may be subject to the federal alternative minimum tax on all exempt-interest dividends (including tax-exempt interest attributable to certain PABs). Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisors before purchasing shares of the Fund because, for users of some of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

The Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("Municipal Market Discount Bonds"). Market discount generally arises when the value of the bond declines after issuance (typically, because of an increase in prevailing interest rates or a decline in the issuer's creditworthiness). Gain on the disposition of a Municipal Market Discount Bond purchased by the Fund after April 30, 1993, (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as taxable ordinary income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the gain on disposition as ordinary income as described above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


PASS-THROUGH INCOME TAX EXEMPTION


Most state laws provide a pass-through to mutual fund shareholders of the state and local income tax exemption afforded owners of direct U.S. Government obligations. You will be notified annually of the percentage of a Fund's income that is derived from U.S. Government securities.


PURCHASES IN KIND

Shares of the Fund may be purchased "in kind," subject to the Advisor's approval and its determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund's valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. The Advisor cannot predict whether securities acquired in any in kind purchase will have unrealized gains or losses on the date of the in kind purchase. Consistent with its duties, the Advisor will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund. In general, investors transferring securities for shares will recognize gain or loss on an "in kind" purchase of the Fund.

USE OF TAX-LOT ACCOUNTING


When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carryover position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carryover position.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.

                        DETERMINATION OF NET ASSET VALUE


Generally, when an investor makes any purchases, sales, or exchanges, the price of the investor's shares will be the net asset value ("NAV") next determined after the transfer agent receives a request in proper form (which includes receipt of all necessary and appropriate documentation and subject to available funds) plus any applicable sales charges. If the transfer agent receives such a request prior to the close of the New York Stock Exchange ("NYSE") on a day on which the NYSE is open, the share price will be the NAV determined that day. The NAV for each Fund or each class of shares is normally determined as of 3:00 p.m., Central Time ("CT") each day the NYSE is open. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the NYSE closes at a time other than 3:00 p.m., Central Time or if an emergency exists. The NAV of each class of shares of a Fund is calculated by taking the value of the Fund's total assets attributable to that class, subtracting all of the Fund's liabilities attributable to that class, and dividing by the total number of shares outstanding of that class. Expenses are accrued daily and applied when determining the NAV. The Fund's portfolio securities are valued based on market value or at fair value under the supervision of the Fund's Board.


Securities quoted in foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's NAV on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board.


Debt securities may be valued by an independent pricing service that utilizes matrix pricing and/or pricing models to derive a fair market price for a normal, institutional sized trading unit of a security. Such pricing models employ a number of factors in deriving a fair market price including trade data for the security and comparable securities, verifiable bid and ask quotation data for the security and comparable securities, and yield curve models of comparably rated securities. However, such pricing models cannot be applied to all debt securities. If inadequate trading data exists for a particular security (e.g., non-rated, high yield securities or thinly traded municipal securities), a pricing service may individually evaluate the fair market value of a security based on cash flow projections for the obligor, valuation of the obligor's assets and other more subjective market factors. Such individual security evaluations depend on the adequacy of current financial information and asset valuation data. Each pricing service does not utilize the same pricing methodology, market assumptions, yield curve models or definition of comparable securities. In addition, the fair market price evaluation made by a price service is not a guarantee that an individual security held by the Fund can be sold for that particular price in the markets at any particular time. For example, if a Fund's holding of a non-rated security is a large part of the entire issue or financial information on the obligor is stale or incomplete, the pricing service does not factor position size or quality of financial information in its pricing evaluations. If no readily available market quotations exist for a debt security, securities are valued by pricing services that utilize various pricing techniques to determine values for normal institutional-sized trading units of debt securities when such techniques are believed to more accurately reflect the value for such securities. If no pricing service price is available, the mean of at least two ask or bid quotations from brokers are used to determine the market value of debt securities (except in the case of debt securities which are not widely trades, when the bid quotation from one broker will determine the market price). Any securities or other assets for which such market prices are not readily available are valued as determined in good faith under the supervision of the Board. Debt securities having remaining maturities of 60 days or less may be valued by the amortized cost method when the Advisor or an affiliate determines that the value of such securities is their amortized cost under the supervision of the Fund's Board. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument. The market price of debt securities may be overridden on the day the Fund has a sale of a debt security, under the guidelines established by the Board.


                       ADDITIONAL SHAREHOLDER INFORMATION

ADDRESS CHANGES BY TELEPHONE

If you notify us by phone of your address change, your account(s) will be subject to a 15-day hold period to ensure that the change of address is genuine. During this period, you will not be able to make redemptions to your new address by phone. You can still request a redemption be sent to an unchanged bank address. Dividend checks will be sent to the new address. If you need to make a redemption to your new address during this hold period, please call for instructions.

BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

DEPOSIT OF UNSPECIFIED FUNDS FOR INVESTMENT

When all or a portion of a purchase is received for investment without a clear fund designation or for investment in one of our closed classes or Funds, we will deposit the undesignated portion or the entire amount, as applicable, into the Strong Money Market Fund and attempt to contact you to clarify your investment decision. We will mail you a letter, in addition to your confirmation statement, to confirm the purchase of the Strong Money Market Fund and provide you with your investment options. Unless you later direct Strong to purchase shares of another Strong Fund or redeem shares of the Strong Money Market Fund, at the next NAV calculated after we accept your order to do so, and return the proceeds to you, we will treat your inaction as approval of the purchase and your investment will remain in the Strong Money Market Fund.

DOLLAR COST AVERAGING

Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan are methods of implementing dollar cost averaging. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, an investor will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, an investor's average cost per share may be less than the average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their ability to continue the program through periods of both low and high share-price levels. These methods are unavailable for Institutional Class accounts.

FEDERAL RESERVE SYSTEM

The Fund may not accept transactions involving the federal reserve system, such as wire and Payroll Direct Deposit transactions, placed on days the federal reserve system is closed. These transactions may be accepted the next business day the federal reserve system is open. Redemptions involving the federal reserve system, such as redemptions by wire, may also be delayed when the federal reserve system is closed.

FEE WAIVERS

The Fund, the Advisor, and/or the Administrator may waive some or all fees in certain conditions where the application of the fee would not serve its purpose.

FINANCIAL INTERMEDIARIES


If an investor purchases or redeems shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. Please consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers. The Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund; however, the Advisor or an affiliate may pay to the financial intermediary amounts in excess of such limitation out of its own profits. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. Investors will not be charged for such fees if investors purchase or redeem Fund shares directly from the Fund without the intervention of a financial intermediary.


FUND REDEMPTIONS

Shareholders can gain access to the money in their accounts by selling (also called redeeming) some or all of their shares by mail, telephone, computer, automatic withdrawals, through a broker-dealer, or by writing a check (assuming these options are available for the Fund and all the appropriate documents and requirements have been met for these account options). After a redemption request is processed, the proceeds from the sale will normally be sent on the next business day. Under certain circumstances described in the prospectus, the proceeds may be delayed up to seven days, or longer. If no direction is provided as to how and where the proceeds should be delivered to you, we will mail a check to the address on your account.

MOVING ACCOUNT OPTIONS AND INFORMATION

When establishing a new account (other than an Institutional Class account) by exchanging funds from an existing Strong Funds account, some account options (such as check writing, the exchange option, Express PurchaseSM, and the redemption option), if existing on the account from which money is exchanged, will automatically be made available on the new account unless the shareholder indicates otherwise, or the option is not available on the new account. Subject to applicable Strong Funds policies, other account options, including automatic investment, automatic exchange, and systematic withdrawal, may be moved to the new account at the request of the shareholder. These options are not available for Institutional Class accounts. If allowed by Strong Funds policies (i) once the account options are established on the new account, the shareholder may modify or amend the options, and (ii) account options may be moved or added from one existing account to another new or existing account. Account information, such as the shareholder's address of record and Social Security number, will be copied from the existing account to the new account.

PROMOTIONAL ITEMS

From time to time, the Advisor and/or Distributor may give de minimis gifts or other immaterial consideration to investors who open new accounts or add to existing accounts with the Strong Funds. In addition, from time to time, the Advisor and/or Distributor, alone or with other entities or persons, may sponsor, participate in conducting, or be involved with sweepstakes, give-aways, contests, incentive promotions, or other similar programs ("Give-Aways"). This is done in order to, among other reasons, increase the number of users of and visits to the Fund's Internet web site. As part of the Give-Aways, persons may receive cash or other awards including without limitation, gifts, merchandise, gift certificates, travel, meals, and lodging, paid for by the Advisor and/or its affiliates. Under the Advisor's and Distributor's standard rules for Give-Aways, their employees, subsidiaries, advertising and promotion agencies, and members of their immediate families are not eligible to enter the Give-Aways.

REDEMPTION IN KIND


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments in excess of the amounts specified above may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption in kind"). Shareholders receiving securities or other financial assets in a redemption in kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.


Redemption checks in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period may not be honored by the Fund if the Advisor determines that existing conditions make cash payments undesirable.

RETIREMENT PLANS


TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred traditional IRA. The Strong Funds offer a prototype plan for you to establish your own traditional IRA. For the years 2003 through 2004, you are allowed to contribute up to the lesser of $3,000 or 100% of your earned income each year to your traditional IRA (or up to $6,000 or 100% of earned income between your traditional IRA and your non-working spouse's traditional IRA, but no more than $3,000 in one account). Beginning in year 2005, the maximum annual contribution limit for traditional IRA contributions will increase from the current maximum of $3,000 to:


o    $4,000 in years 2005 through 2007
o    $5,000 in 2008.

After 2008, your maximum annual contribution limit may be adjusted for inflation in increments of $500. Under certain circumstances, your contribution will be deductible.

Also, if you reach age 50 before the end of the taxable year, you can make additional "catch-up" contributions for that taxable year and each year thereafter. In addition to the maximum annual contribution limit, you will be able to contribute:


o $500 for years 2003 through 2005
o $1,000 for 2006 and each year thereafter.

ROTH IRA: Taxpayers, of any age, who have earned income and whose modified adjusted gross income (AGI) does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). For the years 2003 through 2004, you are allowed to contribute up to the lesser of $3,000 or 100% of earned income each year into a Roth IRA. Beginning in year 2005, your maximum annual contribution limit for Roth IRA contributions will increase from the current $3,000 up to:


o    $4,000 in years 2005 through 2007
o    $5,000 in 2008.

After 2008, your maximum annual contribution limit may be adjusted for inflation in increments of $500.

If you also maintain a traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free.

If your modified AGI is $100,000 or less, you can convert your traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.

If you reach age 50 before the end of the taxable year, you can make additional "catch-up" contributions for that taxable year and each year thereafter. In addition to the maximum annual contribution limit, you will be able to contribute:


o $500 for years 2003 through 2005
o $1,000 for 2006 and each year thereafter.


COVERDELL EDUCATION SAVINGS ACCOUNTS: Taxpayers may contribute up to $2,000 per year into a Coverdell Education Savings Account for the benefit of a child under age 18. Total contributions to any one child cannot exceed the annual contribution limit. The contributor must have modified AGI under $110,000 (single) or $220,000 (joint) to contribute to a Coverdell Education Savings Account. Allowed contributions begin to phase-out at $95,000 (single) or $190,000 (joint). Corporations and non-profit entities may make Coverdell Education Savings Account contributions and are not subject to the income limitations. Withdrawals from the Coverdell Education Savings Account to pay qualified higher education expenses are federally tax free. Qualified education expenses include qualified elementary and secondary education expenses, as well as post-secondary expenses. Any withdrawals in excess of qualified expenses for the year are potentially subject to tax and an additional 10% penalty.

DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. Distributions from your qualified plan or 403(b) may be rolled over into a plan other than an IRA; however, it is not mandatory for your new plan to accept rollovers from outside plans. The distribution must be eligible for rollover. Not all distributions are eligible to be rolled over to another retirement plan. Contact your plan administrator to confirm rollover eligibility of your distribution from your current plan. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.


SIMPLIFIED EMPLOYEE PENSION PLAN (SEP IRA): A SEP IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP IRA): A SAR SEP IRA plan is a type of SEP IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals help lower the employees' taxable income. Please note that you may no longer establish new SAR SEP IRA plans (since December 31, 1996). However, employers with SAR SEP IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA): A SIMPLE IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $8,000, for the year 2003, on a pre-tax basis, to a SIMPLE IRA account. The SIMPLE IRA deferral limit will increase as follows:



$9,000 in 2004
$10,000 in 2005.

These annual deferral limits are indexed for inflation in $500 increments beginning in 2006. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred. If you have reached age 50 before the end of the plan year, you may make "catch-up" contributions to your SIMPLE IRA. The catch-up limits for a SIMPLE IRA are as follows:




$1,000 for 2003
$1,500 for 2004
$2,000 for 2005
$2,500 for 2006 and thereafter.

The catch-up limit is indexed for inflation in $500 increments in 2007 and thereafter.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).


401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan, which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.


403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.

PLEASE NOTE, all contribution limits and other information presented in this section describe the provisions of federal law. You may wish to consult with your tax advisor regarding the impact of any applicable state law on your circumstances.

RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

SHARES IN CERTIFICATE FORM

Certificates will not be issued for any class of shares of any Fund. A shareholder will, however, have full shareholder rights.

TELEPHONE AND ELECTRONIC EXCHANGE/REDEMPTION/PURCHASE PRIVILEGES


The Fund employs reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or electronically, providing written confirmations of such transactions to the address of record, tape recording telephone instructions, and creating a duplicate record of electronic transactions.


                                  ORGANIZATION

The Fund is a "Series" of common stock of a Corporation, as described in the chart below:

                                                  Incorporation  Date Series   Date Class    Authorized      Par
                  Corporation                         Date         Created      Created        Shares     Value ($)
------------------------------------------------- -------------- ------------ ------------- ------------- -----------

Strong Income Funds, Inc.(1)                        02/24/89                                 Indefinite     .00001
- Strong Advisor Municipal Bond Fund                              09/13/02                   Indefinite     .00001
       Institutional Class                                                      11/08/02     Indefinite     .00001
       Class A                                                                  09/13/02     Indefinite     .00001
       Class B                                                                  09/13/02     Indefinite     .00001
       Class C                                                                  09/13/02     Indefinite     .00001
- Strong Corporate Income Fund(2)                                  11/8/02                   Indefinite     .00001
       Investor Class                                                           11/8/02      Indefinite     .00001
- Strong High-Yield Bond Fund(2)                                  10/27/95                   Indefinite     .00001
       Investor Class(3)                                                        02/22/00     Indefinite     .00001
       Advisor Class                                                            02/22/00     Indefinite     .00001
       Institutional Class                                                      07/13/01     Indefinite     .00001
- Strong Short-Term High Yield Bond Fund(2)                       06/26/97                   Indefinite     .00001
       Investor Class(3)                                                        02/22/00     Indefinite     .00001
       Advisor Class                                                            02/22/00     Indefinite     .00001
- Strong Short-Term Income Fund(2)                                 9/30/02                   Indefinite     .00001
       Investor Class                                                           9/30/02      Indefinite     .00001
Strong Income Funds II,  Inc.(4)                    07/01/94                                 Indefinite
   - Strong Advisor Bond Fund (5)                                 10/28/96                   Indefinite      .01
       Class  A(6)                                                              08/23/99     Indefinite      .01
       Class B                                                                  11/30/00     Indefinite      .01
       Class C                                                                  11/30/00     Indefinite      .01
       Class K                                                                  12/27/01     Indefinite      .01
       Class  Z(7)                                                              08/23/99     Indefinite      .01
       Institutional  Class(8)                                                  10/28/96     Indefinite      .01

Strong Short-Term Global Bond Fund, Inc.            01/05/94                                 Indefinite
    -Strong  Advisor  Short  Duration  Bond Fund                  01/05/94                   Indefinite      .01

    (9)
       Class  A(10)                                                             11/30/00     Indefinite      .01
       Class B                                                                  11/30/00     Indefinite      .01
       Class C                                                                  11/30/00     Indefinite      .01
       Class  Z(11)                                                             01/05/94     Indefinite      .01
    -   Strong   Advisor   Strategic   Income                     11/30/00                   Indefinite      .01

    Fund(12)

       Class  A(10)                                                             11/30/00     Indefinite      .01
       Class B                                                                  11/30/00     Indefinite      .01
       Class C                                                                  11/30/00     Indefinite      .01

(1) Prior to April 17, 1995, the Corporation's name was Strong U.S. Treasury Money Fund, Inc.

(2) Described in a different SAI.

(3) Prior to February 22, 2000, the Investor Class shares of the Fund were designated as shares of common stock of the Fund.

(4) Prior to August 23, 1999, the Corporation's name was Strong Institutional Funds, Inc.

(5) Prior to November 30, 2000, the Fund's name was Strong Bond Fund.

(6)Current Class A is comprised of former Advisor Class shares. The former Advisor Class was created on August 23, 1999 and was redesignated as Class A shares on November 30, 2000. Class L shares, which were created on November 30, 2000, were redesignated as Class A shares on December 27, 2001.

(7)Current Class Z is comprised of former Investor Class shares. The former Investor Class was created on August 23, 1999 and was redesignated as Class Z shares on November 30, 2000.

(8) Before August 23, 1999, the former Institutional Class shares were Retail Class shares of the Fund. (9) Prior to November 30, 2000, the Fund's name was Strong Short-Term Global Bond Fund.

(10) Class L shares, which were created on November 30, 2000, were redesignated as Class A shares on December 27, 2001.

(11) Current Class Z is comprised of former Retail Class shares. The former Retail Class was created on January 5, 1994.

(12) Prior to March 1, 2002, the Fund's name was Strong Advisor Aggressive High-Yield Bond Fund.

The Strong Advisor Strategic Income Fund and the Strong Advisor Short Duration Bond Fund are diversified series of Strong Short-Term Global Bond Fund, Inc., an open-end management investment company. The Strong Advisor Municipal Bond Fund is a diversified series of Strong Income Fund, Inc., an open-end management investment company. The Strong Advisor Bond Fund is a diversified series of Strong Income Funds II, Inc., an open-end management investment company.

Each Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations, or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations, or relative rights of the Corporation's outstanding shares. In addition, the Board of the Corporation is authorized to allocate assets, liabilities, income, and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter that affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and, in effect, each series will be a separate fund.


                              SHAREHOLDER MEETINGS


Wisconsin Business Corporation Law permits registered investment companies, such as each Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. Each Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of Directors is not required to be acted on by shareholders under the 1940 Act.

The Fund's Bylaws allow for a Director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the Director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.



INVESTMENT OBJECTIVE. The Funds offer a comprehensive range of conservative to aggressive investment options. The Funds and their investment objectives are listed below.

FUND NAME                                          INVESTMENT OBJECTIVES
-------------------------------------------------- ----------------------------------------------------------
GROWTH AND INCOME
Strong Advisor Large Company Core Fund             Capital appreciation together with current income.
Strong Advisor U.S. Value Fund                     Total  return by  investing  for both  income and capital
                                                   growth.
Strong Advisor Utilities and Energy Fund           Total  return by investing  for both  capital  growth and
                                                   income.

EQUITY
Strong Advisor Common Stock Fund                   Capital growth.
Strong Advisor Endeavor Large Cap Fund             Capital growth.
Strong Advisor Focus Fund                          Capital growth.
Strong Advisor International Core Fund             Capital growth
Strong Advisor Mid Cap Growth Fund                 Capital growth.
Strong Advisor Select Fund                         Capital growth.
Strong Advisor Small Cap Value Fund                Capital growth.
Strong Advisor Technology Fund                     Capital growth.
Strong Advisor U.S. Small/Mid Cap Growth Fund      Capital growth.

INCOME
Strong Advisor Bond Fund                           Total return  by  investing  for  a  high level of current  income with  a  moderate  degree  of share-price fluctuation.
Strong Advisor  Municipal  Bond Fund               Total return by investing for  a  high  level  of  federally tax-exempt current income.
Strong  Advisor  Short  Duration Bond              Fund    Total    return    by  investing for a high level of
                                                   income  with a low  degree of  share-price fluctuation.
Strong Advisor Strategic Income Fund               Total return by investing for a  high   level  of   current
                                                   income and capital growth.

The Advisor also serves as the Advisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.




TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of Strong Funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS

2 TO 4 YEARS                            4 TO 7 YEARS                            5 OR MORE  YEARS
Advisor  Short  Duration  Bond  Fund    Advisor Bond Fund                       Advisor Common Stock Fund
                                        Advisor  Municipal Bond Fund            Advisor Endeavor Large Cap Fund
                                        Advisor Strategic Income Fund           Advisor Focus Fund
                                                                                Advisor International  Core Fund
                                                                                Advisor  Large Company Core Fund
                                                                                Advisor Mid Cap Growth Fund
                                                                                Advisor  Select Fund
                                                                                Advisor Small Cap Value Fund
                                                                                Advisor  Technology  Fund
                                                                                Advisor U.S. Small/Mid Cap Growth Fund
                                                                                Advisor U.S. Value Fund
                                                                                Advisor Utilities and Energy Fund



                             INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                  LEGAL COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202, acts as legal counsel for the Fund.

                              FINANCIAL STATEMENTS

The Annual Report for the Fund that is attached to this SAI contains the following audited financial information:

1.   Schedules of Investments in Securities.
2.   Statements of Assets and Liabilities.
3.   Statements of Operations.
4.   Statements of Changes in Net Assets.
5.   Notes to Financial Statements.
6.   Financial Highlights.
7.   Report of Independent Accountants.

                    APPENDIX A - DEFINITION OF CREDIT RATINGS


                     STANDARD & POOR'S ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.


                STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.


AAA
An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated `BB', `B', `CCC', `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated `CC' is currently highly vulnerable to nonpayment.

C
The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C
The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

P
The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*
Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

R
The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.


                            MOODY'S LONG-TERM RATINGS


Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.


AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B

Obligations rated B are considered speculative and are subject to high credit risk.


CAA

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

Moody's appends numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



                 FITCH RATINGS ("FITCH") NATIONAL CREDIT RATINGS


For those countries with sub and low investment grade foreign and local currency sovereign ratings, and where there is demand for such ratings, Fitch will provide national ratings. The national rating scale is essentially a relative measure of creditworthiness, applicable only within the country concerned. Under this scale, an "AAA" long-term national rating will be assigned to the best risk within that country, which in most, though not all, cases will be the sovereign state itself. National ratings are identified by the addition of a special suffix for the country concerned, such as "AAA(arg)" for national ratings in Argentina.

Since both national and local currency ratings measure the credit risk associated with local currency issues, rating relativities will be consistent between the two scales. However, since national scales are designed to use the full range of rating notches available, a notch on the local currency scale will often be consistent with a range of notches on the national rating scale. Unlike local currency ratings, national ratings have little or no default history to draw on.


Users of national ratings should be aware that issuers and issues rated "AAA" may still represent significant investment risk, especially in countries with low sovereign ratings. They should also be aware that national ratings in countries with low local currency sovereign ratings may experience high volatility.


            FITCH RATINGS ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS

AAA (XXX)
`AAA' national ratings denote the highest rating assigned by Fitch in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA (XXX)
`AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (XXX)
`A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB (XXX)
`BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB (XXX)
`BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (XXX)

`B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.


CCC (XXX), CC (XXX), C (XXX)

These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.


DDD (XXX), DD (XXX), D (XXX)
These categories of national ratings are assigned to entities or financial commitments which are currently in default.


A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA(xxx)' national rating category or to categories below `CCC (xxx)'.



                               SHORT-TERM RATINGS

                STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1
A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


           STANDARD & POOR'S SHORT-TERM MUNICIPAL ISSUE CREDIT RATINGS

A Standard & Poor's note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.


                           MOODY'S SHORT-TERM RATINGS


Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:


P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.



           FITCH RATINGS ("FITCH") NATIONAL SHORT-TERM CREDIT RATINGS

F1 (XXX)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2 (XXX)
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 (XXX)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (XXX)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (XXX)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (XXX)
Indicates actual or imminent payment default.


A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to an `F1(xxx)' rating class to denote relative status within the category.


In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's national short-term rating definitions for F1+ (xxx), F1
(xxx), F2 (xxx) and F3 (xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.

                APPENDIX B - ASSET COMPOSITION BY CREDIT RATINGS


For the fiscal year ended October 31, 2003, the Fund's assets were invested in the credit categories shown below. Percentages are computed on a dollar-weighted basis and are an average of twelve monthly calculations for each Fund. In cases where a security is rated in different categories by different rating agencies, the Fund or the Advisor may choose a convention of following the higher or lower rating for its securities.



STRONG ADVISOR BOND FUND

                                       RATED                              ADVISOR'S ASSESSMENT
RATING                                 SECURITIES*                        OF UNRATED SECURITIES
-------------------------------------- ---------------------------------- -----------------------------------

AAA                                      77.0%                                    0.0%
AA                                        3.9%                                    0.0%
A                                         7.6%                                    0.0%
BBB                                       9.2%                                    0.0%
BB                                        2.0%                                    0.0%
B                                         0.3%                                    0.0%
CCC                                       0.0%                                    0.0%
CC                                         0.0%                                    0.0%
C                                          0.0%                                    0.0%
D                                          0.0%                                    0.0%
Total                                                100.0%               =        0.0%  = 100%


STRONG ADVISOR MUNICIPAL BOND FUND

                                          RATED                           ADVISOR'S ASSESSMENT
RATING                                 SECURITIES*                        OF UNRATED SECURITIES

-------------------------------------- ---------------------------------- -----------------------------------

AAA                                       46.6%                                    0.9%
AA                                        19.2%                                    1.0%
A                                         10.9%                                    0.0%
BBB                                       12.5%                                    2.9%
BB                                         1.4%                                    3.2%
B                                          0.0%                                    1.4%
CCC                                        0.0%                                    0.0%
CC                                         0.0%                                    0.0%
C                                          0.0%                                    0.0%
D                                          0.0%                                    0.0%
Total                                     90.6%                        +           9.4%  = 100%



* The indicated percentages are based on the highest rating received from any one NRSRO. Each of the NRSROs utilizes rating categories that are substantially similar to those used in this chart (see Appendix A for the rating categories of several NRSROs).

For the fiscal year ended October 31, 2003, the Fund's assets were invested in the credit categories shown below. Percentages are computed on a dollar-weighted basis and are an average of twelve monthly calculations.


STRONG ADVISOR SHORT DURATION BOND FUND

                                          RATED                           ADVISOR'S ASSESSMENT
RATING                                 SECURITIES*                        OF UNRATED SECURITIES
-------------------------------------- ---------------------------------- -----------------------------------

AAA                                      72.7%                                    0.0%
AA                                        7.7%                                    0.0%
A                                         4.3%                                    0.0%
BBB                                      13.3%                                    0.0%
BB                                        1.9%                                    0.1%
B                                         0.0%                                    0.0%
CCC                                        0.0%                                    0.0%
CC                                         0.0%                                    0.0%
C                                          0.0%                                    0.0%
D                                          0.0%                                    0.0%
Total                                    99.9%                        +          0.1%  = 100%





STRONG ADVISOR STRATEGIC INCOME FUND

                                       RATED                              ADVISOR'S ASSESSMENT
RATING                                 SECURITIES*                        OF UNRATED SECURITIES
-------------------------------------- ---------------------------------- -----------------------------------

AAA                                       2.2%                                    0.0%
AA                                        0.0%                                    0.0%
A                                         0.0%                                    0.0%
BBB                                       5.2%                                    0.0%
BB                                       11.4%                                    0.0%
B                                        64.7%                                    0.0%
CCC                                      13.7%                                    0.1%
CC                                        0.8%                                    0.0%
C                                         0.0%                                    0.0%
D                                         1.2%                                    0.7%
Total                                    99.2%                        +          0.8%  = 100%




* The indicated percentages are based on the highest rating received from any one NRSRO. Each of the NRSROs utilizes rating categories that are substantially similar to those used in this chart (see Appendix A for the rating categories of several NRSROs).

                           APPENDIX C - SHARE CLASSES

FRONT-END SALES LOAD


The maximum front-end sales load is 4.50% for Class A shares of the Advisor Bond Fund, the Advisor Municipal Bond Fund, and Advisor Strategic Income Fund. The maximum front-end sales load is 2.25% for Class A shares of the Advisor Short Duration Bond Fund. There is no front-end load for Class B, Class C, or Institutional Class shares.


Before November 30, 2000, the Advisor Bond Fund offered three classes of shares:
Advisor, Investor, and Institutional. On November 30, 2000, the existing Investor Class shares were converted to Class Z shares and the existing Advisor Class shares were converted to Class A shares.

From November 30, 2000 through December 27, 2001, the Fund offered Class L shares. These shares were redesignated and converted as Class A shares of the same respective Fund on December 27, 2001.


The offering price for Class A shares is the next NAV calculated after a purchase order is accepted, plus any applicable initial sales charges. No sales charge is imposed on reinvested dividends and distributions. Class A shares are also subject to Rule 12b-1 fees at an annual rate of 0.25% of average daily net assets. The amount of the initial sales charge you pay when you buy Class A shares of the Advisor Bond Fund, the Advisor Municipal Bond Fund, and the Advisor Strategic Income Fund differs depending on the amount you invest:


--------------------------------------------- ----------------------- ----------------------- -----------------------
                                                                                                      Dealer
                                                                                                 Reallowance as a
                 Amount of                       As a Percentage         As a Percentage          Percentage of
              Your Investment                   Of Offering Price         of Investment           Offering Price
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
Less than $100,000                                    4.50%                   4.71%                   4.00%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$100,000 but less than $250,000                       3.75%                   3.90%                   3.25%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$250,000 but less than $500,000                       2.75%                   2.83%                   2.25%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$500,000 but less than $1,000,000                     2.25%                   2.30%                   2.00%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$1,000,000 or more                                     None                    None                   0.75%
--------------------------------------------- ----------------------- ----------------------- -----------------------

The amount of the initial sales charge you pay when you buy Class A shares of the Advisor Short Duration Bond Fund also differs depending on the amount you invest:

--------------------------------------------- ----------------------- ----------------------- -----------------------
                                                                                                      Dealer
                                                                                                 Reallowance as a
                 Amount of                       As a Percentage         As a Percentage          Percentage of
              Your Investment                   Of Offering Price         of Investment           Offering Price
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
Less than $100,000                                    2.25%                   2.30%                   2.00%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$100,000 but less than $250,000                       1.75%                   1.78%                   1.50%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$250,000 but less than $500,000                       1.25%                   1.27%                   1.00%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$500,000 but less than $1,000,000                     1.00%                   1.01%                   0.75%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$1,000,000 or more                                     None                    None                   0.75%
--------------------------------------------- ----------------------- ----------------------- -----------------------


DEALER REALLOWANCES. As shown above, the Distributor pays (or "reallows") a portion of the initial sales charge. The dealer reallowance is expressed as a percentage of the Class A share's offering price.


WAIVERS OR REDUCTIONS OF FRONT-END SALES LOADS


The initial sales charge may be waived in the following circumstances.

1. REINSTATEMENT PRIVILEGE. Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds at net asset value (without an initial sales charge). Such a reinvestment must be requested in writing by the shareholder, made within 365 days of the redemption, and is limited to the amount of the redemption proceeds. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B Shares will be reinvested in Class A Shares. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.

2. LETTER OF INTENT (LOI). If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of a Fund within a 13-month period, the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent and delivering the Letter of Intent to the Administrator within 90 days of the commencement of purchases. Subject to acceptance by the Administrator and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent. The shareholder or his dealer must inform the Administrator that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if the shareholder's purchases within 13 months plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, the shareholder will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Out of the shareholder's initial purchase (or subsequent purchases if necessary), shares equal to 5 percent of the intended investment amount will be held in escrow until the intended amount is invested. These escrowed shares may be redeemed by the Fund if the investor is required to pay additional sales charges. When the minimum investment so specified is completed, the escrowed shares will be released. If the intended investment is not completed, the Administrator or the Distributor will redeem an appropriate number of the escrowed shares in order to realize the difference between the lower sales charge and the higher sales charge the shareholder would have paid had the shareholder not purchased shares through this program. Shares remaining after any such redemption will be released by the Administrator or the Distributor. By completing and signing the Account Application or Letter of Intent, the shareholder irrevocably appoints the Administrator and/or the Distributor as the shareholder's attorney to surrender for redemption any or all escrowed shares with full power of substitution.

3. RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares in the Strong Advisor Funds when the shareholder's new investment, together with the current net asset value of all Class A shares owned in the Strong Advisor Funds reaches a discount level. A shareholder or the shareholder's broker or agent must provide the Administrator or Distributor with information to verify that the quantity sales charge discount is applicable in advance of or at the time the investment is made.

4. GROUP PURCHASES. A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not the Letter of Intent), obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the Class A shares upon the request of the Administrator or the Distributor.


The initial sales charge for Class A shares may be waived in the following circumstances.

1. WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days, in these circumstances:

         a.  Dividend  and  capital  gain   distributions  from  the  Fund.  The
         distributions generally must be reinvested in the same share class. This waiver category also applies to Class B, C, and K shares.

         b. Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers the Fund as an investment option. You should contact your tax advisor for information on any tax consequences that may apply.

         c. Distributions from an existing retirement plan invested in the Fund.


2. BANK TRUST DEPARTMENTS AND LAW FIRMS. Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with the Distributor or the Administrator or one of their affiliates and the shares are being acquired for the benefit of their trust account clients.

3. ANY STATE OR LOCAL GOVERNMENT OR ANY INSTRUMENTALITY, DEPARTMENT, AUTHORITY OR AGENCY THEREOF that has determined a Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in a Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.


4. WRAP ACCOUNT AND FUND "SUPERMARKET" INVESTMENTS. Shares acquired by investments through certain dealers (including registered investment advisors and financial planners) that have established certain operational arrangements with the Administrator that include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account, or a similar program under which such clients pay a fee to such dealer.


5. CERTAIN RETIREMENT PLANS. Employer-sponsored retirement plans, and their participants, for which the Administrator, the Fund's Distributor, or one of their affiliates has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with the Administrator, the Fund's Distributor, or one of their affiliates, to perform services. A CDSC may apply if the retirement plan is transferred out of the Fund or terminated within 12 months of the retirement plan account's initial purchase in the Fund.

6. QUALIFIED REGISTERED INVESTMENT ADVISORS who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor.


7. REGISTERED SECURITIES DEALERS and their affiliates, for their investment accounts only.

8. CURRENT EMPLOYEES OF SECURITIES DEALERS and their affiliates and their family members, as allowed by the internal policies of their employer.

9.   OFFICERS,   DIRECTORS  AND  EMPLOYEES  OF  THE  FUND,   THE  ADVISOR,   THE
     ADMINISTRATOR, THE FUND'S DISTRIBUTOR, and these entities' affiliates, and each of their family members living in the same household.

10. INVESTMENT COMPANIES EXCHANGING SHARES or selling assets pursuant to a merger, acquisition or exchange offer.


11. ACCOUNTS MANAGED BY THE ADVISOR or an affiliate, including accounts in fee-based advisory programs such as the Strong Advisor and Strong Private Client programs, or shares previously held in such accounts.


12. CERTAIN UNIT INVESTMENT TRUSTS and their holders reinvesting distributions from the trusts.

13.  GROUP ANNUITY SEPARATE ACCOUNTS offered to retirement plans.

14. INSURANCE COMPANY SEPARATE ACCOUNTS. Shares acquired by insurance company separate accounts.

15. INTERNAL REVENUE CODE SECTION 529 PLAN ACCOUNTS which invest in Strong Funds, or for which the Advisor provides investment management services.

16. TRANSFERS OF $5 MILLION OR MORE, within a period of 90 days, from a single registered investment professional.




DEALER COMPENSATION


Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Fund's prospectus.


The Distributor may pay up to 1% as a commission, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more.

The Distributor or one of its affiliates may pay up to 1%, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between the Distributor, or one of its affiliates, and the securities dealer.

In addition to the payments above, the Distributor and/or its affiliates may provide financial support to securities dealers that sell shares of the Fund. This support is based primarily on the amount of sales of Fund shares and/or total assets with the Fund. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts relating to the Fund; a securities dealer's support of, and participation in, the Distributor's marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Fund. Financial support to securities dealers may be made by payments from the Distributor's resources, from the Distributor's retention of underwriting concessions, and from payments to the Distributor under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on the Fund and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Fund, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Distributor.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 1 year of purchase. The CDSC is 1% of the net asset value at the time of purchase.

Certain retirement plan accounts that qualify to buy Class A shares without an initial sales charge also may be subject to a CDSC if the retirement plan is transferred out of the Fund or terminated within 1 year of the account's initial purchase in the Fund.

Class B shares are only available for purchases up to $500,000. For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the net asset value at the time of purchase.

   IF YOU SELL YOUR CLASS B SHARES WITHIN THIS MANY       THIS % (based on purchase price NAV) IS DEDUCTED
               YEARS AFTER BUYING THEM                              FROM YOUR PROCEEDS AS A CDSC
------------------------------------------------------- -----------------------------------------------------
1 Year                                                  5
2 Years                                                 4
3 Years                                                 4
4 Years                                                 3
5 Years                                                 2
6 Years                                                 1
7 Years                                                 0


If you invest in Class C shares, a CDSC may apply on any shares you sell within 1 year of purchase. The CDSC is 1% of the net asset value at the time of purchase.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made.


Any purchase of $1 million or more will be placed in Class A shares, if A shares are offered for that Fund.


If you paid a CDSC when you redeemed your Class A or Class C shares from the Fund and repurchase Class A or Class C shares under the reinstatement privilege, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.


CDSC WAIVERS

The CDSC for any share class generally will be waived for:

1. Account and transaction fees.

2. Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if the securities dealer of record received a payment from the Distributor of 0.25% or less, or the Distributor did not make any payment in connection with the purchase, or the securities dealer of record has entered into a supplemental agreement with the Distributor.

3. Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase.

4. Redemptions by the Fund when an account falls below the minimum required account size.


5. Redemptions following the death or disability of the shareholder or beneficial owner, provided that the shares are sold within one year following the death or the initial determination of disability. A certified copy of a death certificate or a doctor's certificate that specifically references the definitions of "disability" as defined in Internal Revenue Code Section 72(m)(7) must accompany the request. This waiver applies to individual shareholders, as well as shares held in joint tenancy.


6. Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan. Systematic withdrawals of 12% annually require that the minimum distribution for such plan is no less than $250 per month.

7. Redemptions by an employee benefit plan or trust account whose third party administrator or dealer has entered into an agreement with the Distributor or the Administrator or one of their affiliates to perform certain document or administrative services, subject to operational and minimum size requirements specified from time to time by the Distributor or the Administrator or one of their affiliates (not applicable to Class B).

8. Distributions from individual retirement accounts (IRAs) due to death or disability (as defined in the IRC) (for Class B, this applies to all retirement plan accounts, not only IRAs) or for mandatory distributions once the shareholder reaches age 70 1/2. Mandatory redemptions at age 70 1/2 must represent a minimum required pro rata distribution. For Class B shares that are part of an individual's total IRA or 403(b) investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relation to the entire mandatory distribution as the Class B shares investment bears to the total investment.

9. Returns of excess contributions (and earnings, if applicable) from retirement plan accounts.

10.  Participant   initiated   distributions  from  employee  benefit  plans  or
participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B).

ADDITIONAL DEALER COMMISSIONS/CONCESSIONS

Dealers may receive different compensation with respect to sales of Class A, Class B, or Class C shares. In addition, from time to time, the Distributor may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified Funds sold by such dealer during a specified sales period. In addition, from time to time, the Distributor, at its expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Distributor may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

CLASS K SHARES - DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains distributions for accounts in a retirement plan will be automatically reinvested in additional Class K shares of the Fund. Dividends and capital gains distributions for non-retirement plan accounts may be paid in cash.

CLASS K SHARES - ELIGIBILITY CRITERIA

Class K shares are available for the Advisor Bond Fund only. Class K shares are available for purchase by the following categories of investors:

o Employer-sponsored retirement plans, and indirectly, their participants, for which the Advisor, the Fund's Administrator, the Fund's Distributor, or one of their affiliates, has entered into an agreement to provide bundled retirement plan recordkeeping services;

o Any accounts in a fee-based advisory program managed by the Advisor including, but not limited to the Strong Advisor and the Strong Private Client programs;

o    Any Strong Fund of funds structure such as Strong Life Stage Series, Inc;

o Internal Revenue Code Section 529 plan accounts which invest in Strong Funds, or for which the Advisor provides investment management services; and

o    The Advisor or any of its affiliates.

CLASS Z SHARES - ELIGIBILITY CRITERIA

Class Z shares are available for the Advisor Bond Fund and Advisor Short Duration Bond Fund only. Investors and registered investment advisors that owned shares of a Fund on November 30, 2000, that were renamed Class Z shares, may continue to own those Class Z shares. In addition, Class Z shares are available for purchase by the following categories of investors:

o Investors holding Class Z shares of a Fund on November 30, 2000 that were purchased directly from Strong and not through an intermediary, except as described below, and registered investment advisors holding Class Z shares of a Fund on November 30, 2000;

o Officers, directors, and employees of the Fund, Strong Financial Corporation, the Advisor, the Administrator, the Fund's Distributor, and these entities' affiliates, and each of their immediate family members (grandparent, parent, sibling, child, grandchild and spouse) who live in the same household;

o Employer-sponsored retirement plans, and their participants, for which the Advisor, the Administrator, the Fund's Distributor, or one of their affiliates, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with the Advisor, the Fund's Distributor, or one of their affiliates, to perform services;

o    401(k) plans holding Class Z shares of a Fund on November 30, 2000;

o Certain institutional investors purchasing more than $1 million of Class Z shares;

o    Any Strong Fund of funds structure such as Strong Life Stage Series, Inc.;

o Any Internal Revenue Code Section 529 plan which invests in Strong Funds, or for which the Advisor provides investment management services; and


o Any accounts in a fee-based advisory program managed by the Advisor including, but not limited to the Strong Advisor and the Strong Private Client programs, or shares previously held in such accounts.


For more information on the purchase of Class Z shares, call 1-800-368-3863.

                                       C-1
                          STRONG INCOME FUNDS II, INC.

                                     PART C
                                OTHER INFORMATION

Item 23.  EXHIBITS

(a)    Articles of Incorporation dated July 31, 1996(2)
(a.1)  Amendment to Articles of Incorporation dated October 22, 1996(2)
(a.2)  Amendment to Articles of Incorporation dated August 23, 1999(4)
(a.3)  Amendment to Articles of Incorporation dated November 30, 2000(6)
(a.4)  Amendment to Articles of Incorporation dated April 9, 2001(7)
(a.5)  Amendment to Articles of Incorporation dated December 27, 2001(10)
(b)    Bylaws dated October 20, 1995(1)
(b.1)  Amendment to Bylaws dated May 1, 1998(3)
(b.2)  Amendment to Bylaws dated April 5, 2001(7)
(b.3)  Amendment to Bylaws dated March 1, 2002(11)
(c)    Specimen Stock Certificate(6)
(d)    Amended and Restated Investment Advisory Agreement(9)
(e)    Distribution Agreement (7)
(e.1)  Class B, Class C and Class L Shares Distribution Agreement(7)
(e.2)  Mutual Fund Distribution and Shareholder Services Agreement(6)
(e.3)  Services Agreement(5)
(f)    Inapplicable
(g)    Custodian and Remote Access Agreement(8)
(h) Amended and Restated Transfer and Dividend Disbursing Agent Agreement(11) (h.1) Institutional Class Shares Administration Agreement((10)
(h.2)  Class Z Shares Administration Agreement(10)
(h.3)  Class A, B, C, and L Shares Administration Agreement((10)
(h.4)  Class K Shares Administration Agreement(10)
(i)    Opinion and Consent of Counsel(6)
(j)    Consent of Independent Accountants*
(k)    Inapplicable
(l)    Inapplicable
(m)    Amended and Restated Rule 12b-1 Plan(9)
(n)    Amended and Restated Rule 18f-3 Plan(11)
(p)    Code of Ethics for Access Persons dated November 8, 2002(12)
(p.1)  Code of Ethics for Non-Access Persons dated November 8, 2002(12)
(q)    Power of Attorney dated June 27, 2003(13)
(r)    Letter of Representation*

*To be filed at a later date


(1) Incorporated herein by reference to the Registration Statement on Form N-1A of Registrant filed on or about August 3, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on or about December 30, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on or about April 30, 1999.

(4) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on or about August 27, 1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on or about February 24, 2000.

(6) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on or about November 29, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on or about April 12, 2001.

(8) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on or about June 13, 2001.

(9) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on or about August 3, 2001.

(10) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on or about December 28, 2001.

(11) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on or about May 6, 2002.

(12) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on or about November 15, 2002.

(13) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on or about June 27, 2003.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

         Registrant neither controls any person nor is under common control with any other person.

Item 25.  INDEMNIFICATION

         Officers and directors of the Fund and its advisor and underwriter are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $150,000,000, subject to certain deductions. The Funds and each director of the Funds who is not an "interested person" of the Funds or their advisor as defined in the Investment Company Act of 1940, as amended, ("Independent Director") have also entered into an indemnification agreement, which generally provides that each Fund shall, with certain exceptions, indemnify each Independent Director against all liability and expenses reasonably incurred or paid by the Independent Director in connection with any proceeding in which the Independent Director is involved by virtue of being a director of the Fund. In addition, pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"),
Article VII of Registrant's Bylaws provides as follows:

         ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

                           SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections
         180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

                           SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

                           SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

                           SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         The information contained under "Who are the Funds' Investment Advisor and Portfolio Managers" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  PRINCIPAL UNDERWRITERS

         (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Balanced Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Equity Funds II, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong International Equity Funds, Inc.; Strong Large Cap Growth Fund, Inc.; Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; and Strong Variable Insurance Funds, Inc.

         (b)

Name and Principal                             Positions and Offices                     Positions and Offices
Business Address                               with Underwriter                          with Fund
---------------------------------------------- ----------------------------------------- ------------------------------
David A. Braaten                               Director and President                    None
100 Heritage Reserve
Menomonee Falls, WI  53051

Anthony J. D'Amato                             Executive Vice President                  None
100 Heritage Reserve
Menomonee Falls, WI  53051

Richard W. Smirl                               Vice President, Chief Compliance          Vice President and Secretary
100 Heritage Reserve                           Officer, Secretary and General Counsel
Menomonee Falls, WI  53051

Jahn Hanshaft                                  Vice President                            None
100 Heritage Reserve

Menomonee Falls, WI  53051


Randy Henze                                    Vice President                            None
100 Heritage Reserve
Menomonee Falls, WI  53051

Dana J. Russart                                Vice President                            None
100 Heritage Reserve
Menomonee Falls, WI  53051

Mark S. Georg                                  Senior Compliance Officer                 None
100 Heritage Reserve
Menomonee Falls, WI  53051

Adym W. Rygmyr                                 Assistant Secretary                       None
100 Heritage Reserve
Menomonee Falls, WI  53051

Thomas M. Zoeller                              Chief Financial Officer and Treasurer     Vice President
100 Heritage Reserve
Menomonee Falls, WI  53051

Kevin J. Scott                                 Assistant Treasurer                       None
100 Heritage Reserve
Menomonee Falls, WI  53051

(c)  None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President and Secretary, Richard W. Smirl, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29.  MANAGEMENT SERVICES

All  management-related   service  contracts  entered  into  by  Registrant  are
discussed in Parts A and B of this Registration Statement.

Item 30.  UNDERTAKINGS

         None

1-WA/1506026.1

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 12th day of December, 2003.

                          STRONG INCOME FUNDS II, INC.
                               (Registrant)


                       By: /s/ Christopher O. Petersen
                       ---------------------------------------------------------
                          Christopher O. Petersen, Vice President
                          and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

 NAME                                          TITLE                                            DATED AS OF

                                                Vice President (Principal Executive
                                                Officer) December 12, 2003
/s/ Thomas M. Zoeller
-----------------------------------------------
Thomas M. Zoeller

                                                Treasurer (Principal Financial and
                                                Accounting Officer)                             December 12, 2003
/s/ John W. Widmer
-----------------------------------------------
John W. Widmer


                                                Director                                        December 12, 2003
-----------------------------------------------
-----------------------------------------------
Willie D. Davis*


                                                Director                                        December 12, 2003
-----------------------------------------------
-----------------------------------------------
William F. Vogt*


                                                Director                                        December 12, 2003
-----------------------------------------------
-----------------------------------------------
Stanley Kritzik*


                                                Director                                        December 12, 2003
-----------------------------------------------
-----------------------------------------------
Neal Malicky*


                                                Director                                        December 12, 2003
-----------------------------------------------
-----------------------------------------------
Gordan B. Greer*

* Gilbert L. Southwell, III signs this document pursuant to the power of attorney filed with Post-Effective Amendments No. 25 to the Registration Statement on Form N-1A.


                                 By: /s/ Gilbert L. Southwell, III
                                    ----------------------------------------
                                     Gilbert L. Southwell, III

                                  EXHIBIT INDEX

                                                                   EDGAR
EXHIBIT NO.                              EXHIBIT                   EXHIBIT NO.
-----------                              -------                   -----------

None